                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-8532
                                  ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   NOVEMBER 30, 2003
                        --------------------------------------------------------
Date of reporting period:  MAY 31, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

MAY 31, 2004

American Century Investments
Semiannual Report

[photos]

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You .........................................................1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Strategic Allocation funds for the six months ended May 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and commentary that provide insight into market conditions that affected the fund's performance.

In addition, through our americancentury.com Web site, we provide quarterly commentaries on all portfolios managed by our investment teams, the views of our senior investment officers, and other communications about investing, portfolio strategy, and the markets. We also have many resources available in the
Education & Planning section of our site to help you meet your goals.

Your next shareholder report for these funds will be the annual report dated
November 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    8.57%       4.97%       6.75%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                    18.33%      -1.52%       8.71%(1)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX             -0.44%       6.76%       6.75%(1)        --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                        0.94%       3.05%       3.80%(1)        --
--------------------------------------------------------------------------------
Institutional Class               8.78%        --         4.02%         8/1/00
--------------------------------------------------------------------------------
Advisor Class                     8.51%       4.75%       6.60%         10/2/96
--------------------------------------------------------------------------------

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
------------------------------------------------------------------------------------------------------------
                        1996*    1997      1998      1999      2000      2001      2002      2003      2004
------------------------------------------------------------------------------------------------------------
Investor Class          0.64%    9.16%    15.99%     5.74%     8.88%     6.32%     0.13%     1.25%     8.57%
------------------------------------------------------------------------------------------------------------
S&P 500 Index           5.09%   29.41%    30.69%    21.03%    10.48%   -10.55%   -13.85%    -8.06%    18.33%
------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index        -1.45%    8.32%    10.91%     4.35%     2.11%    13.12%     8.10%    11.58%    -0.44%
------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index              1.26%    5.15%     5.13%     4.58%     5.29%     5.43%     2.30%     1.38%     0.94%
------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

BY JEFF TYLER AND BRIAN HOWELL, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Conservative returned 3.38%* for the six months ended May
31, 2004. U.S. stock gains were primarily responsible for the portfolio's performance; U.S. bond returns were relatively modest.

Strategic Allocation: Conservative allocates holdings over time with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash-equivalent investments. Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio to reset near its neutral mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC SUMMARY

The economic data released during the period pointed to solid economic growth.
Heading a long list of positive economic news were big job gains beginning in
March. For the month, the economy added more than 300,000 jobs, the best period since April 2000. In addition, corporate profit growth was strong, the housing market remained hot, and consumers kept right on spending.

But as economic growth began to heat up, so did inflation--the consumer price index rose 0.6% in May. That's the largest monthly increase in more than three years. Much of the increase in inflation during the period can be chalked up to rising commodity prices, particularly those for oil and gas. So while growth was solid, the higher inflation data suggest the Federal Reserve will have to raise interest rates to cool off the economy.

BOND REVIEW

Worries about higher inflation and interest rates took their toll on bonds late in the period, eating into what had been solid gains from December to the end of
March. As a result, the Lehman Brothers U.S. Aggregate Index--a broad measure of bond market performance-- returned just 0.60% for the six months ended in May.

ASSET ALLOCATION
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        41.9%
--------------------------------------------------------------------------------
U.S. Stocks                                                       34.3%
--------------------------------------------------------------------------------
Money Market Securities                                           14.4%
--------------------------------------------------------------------------------
Foreign Stocks                                                     9.2%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.2%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   27.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        25.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          25.6%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 13.1%
--------------------------------------------------------------------------------
Municipal Bonds                                                    3.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            3.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                1.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

The change in the benchmark 10-year Treasury note yield illustrates the bond market's performance. The note yield fell to 3.68% by mid-March, before reversing course to finish May at 4.65%. Bond prices and yields move in opposite directions, so increasing yields and falling prices made April the worst month for bonds since last July's big sell-off.

Mortgage-backed bonds, which typically offer high yields, held up best. For the six months, the mortgage portion of the Lehman index returned 0.96%. Corporate bonds--which also carry higher yields than Treasury securities--were next at
0.43%, while Treasury bonds returned 0.28%, according to Lehman Brothers.

STOCK REVIEW

Meanwhile, the U.S. stock market had solid gains for the six months, though it traveled a bumpy road. For example, the S&P 500 stock index hit a more-than-20-month high in January, but declined as interest rates rose in April and May. For the six months, the S&P 500 returned 6.79%.

In this environment, value-oriented stocks outperformed growth shares, though investor preference by size wasn't as clear cut. Strategic Allocation:
Conservative maintained exposure to all of these market segments through its broadly diversified equity allocation.

Because stocks outperformed bonds by more than 10-to-1 for the six months,
Strategic Allocation: Conservative's stock holdings were responsible for the vast majority of the portfolio's performance.

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to seek regular income and moderate long-term total return from a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            2.2%                  0.8%
--------------------------------------------------------------------------------
Bank of America Corp.                        2.1%                  0.7%
--------------------------------------------------------------------------------
Citigroup Inc.                               2.0%                  0.7%
--------------------------------------------------------------------------------
Freddie Mac                                  1.7%                  0.6%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.6%                  0.5%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          5.5%                  0.5%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         3.2%                  0.3%
--------------------------------------------------------------------------------
Sumitomo Mitsui
Financial Group Inc. ORD                     2.7%                  0.2%
--------------------------------------------------------------------------------
Novartis AG ORD                              2.3%                  0.2%
--------------------------------------------------------------------------------
Unilever N.V.
New York Shares                              2.2%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            71.8%
--------------------------------------------------------------------------------
Asia/Pacific                                                      21.9%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                          6.3%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 43.4%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
           13,700  Boeing Co.                                      $    627,460
--------------------------------------------------------------------------------
           37,900  Honeywell International Inc.                       1,277,280
--------------------------------------------------------------------------------
            2,400  L-3 Communications Holdings,
                   Inc.                                                 152,976
--------------------------------------------------------------------------------
            9,600  Lockheed Martin Corp.                                475,584
--------------------------------------------------------------------------------
           24,700  Raytheon Company                                     821,275
--------------------------------------------------------------------------------
           11,300  Rockwell Collins                                     339,452
--------------------------------------------------------------------------------
            5,000  United Technologies Corp.                            423,050
--------------------------------------------------------------------------------
                                                                      4,117,077
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
           11,500  CNF Inc.                                             448,269
--------------------------------------------------------------------------------
            6,500  Expeditors International of
                   Washington, Inc.                                     295,360
--------------------------------------------------------------------------------
              653  FedEx Corporation                                     48,048
--------------------------------------------------------------------------------
            4,000  Ryder System, Inc.                                   148,600
--------------------------------------------------------------------------------
            5,179  United Parcel Service, Inc. Cl B                     371,438
--------------------------------------------------------------------------------
           21,000  Yamato Transport Co. Ltd. ORD                        299,075
--------------------------------------------------------------------------------
                                                                      1,610,790
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
            5,399  Southwest Airlines Co.                                83,738
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
            9,060  Continental AG ORD                                   406,621
--------------------------------------------------------------------------------
           11,600  Superior Industries
                   International, Inc.                                  378,740
--------------------------------------------------------------------------------
           19,600  TRW Automotive Holdings Corp.(2)                     384,944
--------------------------------------------------------------------------------
                                                                      1,170,305
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
--------------------------------------------------------------------------------
           72,818  Ford Motor Company                                 1,081,348
--------------------------------------------------------------------------------
           12,800  General Motors Corp.                                 580,992
--------------------------------------------------------------------------------
           12,700  Harley-Davidson, Inc.                                730,123
--------------------------------------------------------------------------------
            3,000  Toyota Motor Corp. ADR                               217,050
--------------------------------------------------------------------------------
           23,800  Toyota Motor Corp. ORD                               863,570
--------------------------------------------------------------------------------
           15,000  Yamaha Motor Co. Ltd. ORD                            215,666
--------------------------------------------------------------------------------
                                                                      3,688,749
--------------------------------------------------------------------------------
BEVERAGES -- 0.8%
--------------------------------------------------------------------------------
           18,190  Adolph Coors Company Cl B                          1,172,345
--------------------------------------------------------------------------------
            8,900  Anheuser-Busch Companies, Inc.                       474,103
--------------------------------------------------------------------------------
           42,220  Coca-Cola Enterprises                              1,163,161
--------------------------------------------------------------------------------
           30,160  Diageo plc ORD                                       399,902
--------------------------------------------------------------------------------
           14,800  Pepsi Bottling Group Inc.                            429,200
--------------------------------------------------------------------------------
           10,978  PepsiAmericas Inc.                                   233,173
--------------------------------------------------------------------------------
           19,600  PepsiCo, Inc.                                      1,046,052
--------------------------------------------------------------------------------
            3,790  Pernod-Ricard SA ORD                                 474,425
--------------------------------------------------------------------------------
                                                                      5,392,361
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
            9,100  Alkermes Inc.(2)                                $    131,040
--------------------------------------------------------------------------------
           14,292  Amgen Inc.(2)                                        781,773
--------------------------------------------------------------------------------
            6,200  Celgene Corp.(2)                                     353,400
--------------------------------------------------------------------------------
            6,400  ImClone Systems Inc.(2)                              473,600
--------------------------------------------------------------------------------
           15,717  Ligand Pharmaceuticals Inc.(2)                       321,255
--------------------------------------------------------------------------------
            3,800  Neurocrine Biosciences Inc.(2)                       217,702
--------------------------------------------------------------------------------
           29,443  QLT Inc.(2)                                          680,133
--------------------------------------------------------------------------------
                                                                      2,958,903
--------------------------------------------------------------------------------
BUILDING PRODUCTS(1)
--------------------------------------------------------------------------------
            8,900  Masco Corp.                                          257,655
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
           17,370  Credit Suisse Group ORD(2)                           596,743
--------------------------------------------------------------------------------
           20,400  Edwards (A.G.), Inc.                                 762,960
--------------------------------------------------------------------------------
            4,772  Goldman Sachs Group, Inc.
                   (The)                                                448,139
--------------------------------------------------------------------------------
           29,434  J.P. Morgan Chase & Co.                            1,084,349
--------------------------------------------------------------------------------
            1,501  Lehman Brothers Holdings Inc.                        113,551
--------------------------------------------------------------------------------
           26,027  Man Group plc ORD                                    778,860
--------------------------------------------------------------------------------
           21,600  Merrill Lynch & Co., Inc.                          1,226,880
--------------------------------------------------------------------------------
           26,812  Morgan Stanley                                     1,434,709
--------------------------------------------------------------------------------
            7,800  Northern Trust Corp.                                 335,010
--------------------------------------------------------------------------------
            9,925  UBS AG ORD                                           712,040
--------------------------------------------------------------------------------
                                                                      7,493,241
--------------------------------------------------------------------------------
CHEMICALS -- 0.6%
--------------------------------------------------------------------------------
            4,900  Air Products & Chemicals, Inc.                       244,853
--------------------------------------------------------------------------------
            8,900  Ecolab Inc.                                          271,539
--------------------------------------------------------------------------------
            5,800  International Flavors &
                   Fragrances Inc.                                      208,684
--------------------------------------------------------------------------------
           17,000  JSR Corp. ORD                                        362,391
--------------------------------------------------------------------------------
            4,190  Minerals Technologies Inc.                           240,925
--------------------------------------------------------------------------------
           35,410  Monsanto Co.                                       1,221,645
--------------------------------------------------------------------------------
           13,400  PPG Industries, Inc.                                 801,320
--------------------------------------------------------------------------------
            6,900  Rohm and Haas Co.                                    265,926
--------------------------------------------------------------------------------
           95,000  Toray Industries Inc. ORD                            437,772
--------------------------------------------------------------------------------
                                                                      4,055,055
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.4%
--------------------------------------------------------------------------------
           35,060  Anglo Irish Bank Corporation
                   ORD                                                  556,621
--------------------------------------------------------------------------------
           55,183  Bank of America Corp.                              4,587,362
--------------------------------------------------------------------------------
           63,000  Bank of Yokohama Ltd. (The)
                    ORD                                                 360,033
--------------------------------------------------------------------------------
           22,000  Bank One Corp.                                     1,065,900
--------------------------------------------------------------------------------
           14,200  BB&T Corporation                                     535,056
--------------------------------------------------------------------------------
            2,600  Comerica Inc.                                        147,186
--------------------------------------------------------------------------------
           18,860  Commonwealth Bank of
                    Australia ORD                                       442,298
--------------------------------------------------------------------------------
           26,300  Credit Agricole SA ORD                               646,553
--------------------------------------------------------------------------------
            2,650  East West BanCorp, Inc.                              160,776
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,640  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                               $    716,825
--------------------------------------------------------------------------------
           18,200  KeyCorp                                              571,662
--------------------------------------------------------------------------------
            8,900  Marshall & Ilsley Corp.                              366,235
--------------------------------------------------------------------------------
            3,100  Mercantile Bankshares
                   Corporation                                          144,739
--------------------------------------------------------------------------------
               40  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      344,702
--------------------------------------------------------------------------------
           47,292  National City Corp.                                1,678,393
--------------------------------------------------------------------------------
           14,400  PNC Financial Services Group                         795,024
--------------------------------------------------------------------------------
           15,480  Royal Bank of Scotland Group
                   plc ORD                                              466,926
--------------------------------------------------------------------------------
            6,630  Societe Generale Cl A ORD                            561,924
--------------------------------------------------------------------------------
           15,310  Standard Chartered plc ORD                           252,489
--------------------------------------------------------------------------------
              220  Sumitomo Mitsui Financial
                   Group Inc. ORD                                     1,580,552
--------------------------------------------------------------------------------
           24,000  SunTrust Banks, Inc.                               1,561,920
--------------------------------------------------------------------------------
            5,300  TCF Financial Corp.                                  295,634
--------------------------------------------------------------------------------
           35,500  U.S. Bancorp                                         997,550
--------------------------------------------------------------------------------
           40,199  Wachovia Corp.                                     1,897,794
--------------------------------------------------------------------------------
           26,300  Wells Fargo & Co.                                  1,546,440
--------------------------------------------------------------------------------
            7,800  Zions Bancorporation                                 478,140
--------------------------------------------------------------------------------
                                                                     22,758,734
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
            4,243  Apollo Group Inc. Cl A(2)                            397,993
--------------------------------------------------------------------------------
            8,967  Career Education Corp.(2)                            609,487
--------------------------------------------------------------------------------
           22,000  Cendant Corporation                                  504,680
--------------------------------------------------------------------------------
           19,376  Copart Inc.(2)                                       477,618
--------------------------------------------------------------------------------
           25,644  Corinthian Colleges, Inc.(2)                         728,547
--------------------------------------------------------------------------------
           19,823  Equifax Inc.                                         485,862
--------------------------------------------------------------------------------
           14,100  Monster Worldwide Inc.(2)                            356,871
--------------------------------------------------------------------------------
           14,500  R. R. Donnelley & Sons
                   Company                                              438,770
--------------------------------------------------------------------------------
           19,300  Republic Services, Inc. Cl A                         556,805
--------------------------------------------------------------------------------
            2,600  Strayer Education Inc.                               303,134
--------------------------------------------------------------------------------
           41,000  Toppan Printing Co. Ltd. ORD                         500,227
--------------------------------------------------------------------------------
            1,313  United Stationers Inc.(2)                             49,513
--------------------------------------------------------------------------------
           21,898  Waste Management, Inc.                               629,786
--------------------------------------------------------------------------------
                                                                      6,039,293
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
           23,400  Andrew Corporation(2)                                459,810
--------------------------------------------------------------------------------
            4,495  Aspect Communications
                   Corporation(2)                                        57,716
--------------------------------------------------------------------------------
           91,112  Cisco Systems Inc.(2)                              2,018,131
--------------------------------------------------------------------------------
           15,200  Juniper Networks, Inc.(2)                            317,832
--------------------------------------------------------------------------------
           41,982  Motorola, Inc.                                       829,984
--------------------------------------------------------------------------------
           26,900  Nokia Oyj ADR                                        369,606
--------------------------------------------------------------------------------
            9,500  QUALCOMM Inc.                                        637,165
--------------------------------------------------------------------------------
            6,980  Research In Motion Ltd.(2)                           837,600
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          211,540  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                        $    590,236
--------------------------------------------------------------------------------
                                                                      6,118,080
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.9%
--------------------------------------------------------------------------------
           15,733  Dell Inc.(2)                                         553,487
--------------------------------------------------------------------------------
           74,260  Hewlett-Packard Co.                                1,577,282
--------------------------------------------------------------------------------
           33,944  International Business
                   Machines Corp.                                     3,007,099
--------------------------------------------------------------------------------
           27,200  Seagate Technology                                   334,560
--------------------------------------------------------------------------------
              899  Storage Technology Corp.(2)                           25,397
--------------------------------------------------------------------------------
                                                                      5,497,825
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.2%
--------------------------------------------------------------------------------
            5,922  ACS, Actividades de
                   Construccion y Servicios, SA
                   ORD                                                  289,217
--------------------------------------------------------------------------------
            6,000  Fluor Corp.                                          242,520
--------------------------------------------------------------------------------
            8,780  Grupo Ferrovial SA ORD                               345,589
--------------------------------------------------------------------------------
            4,060  Vinci SA ORD                                         390,216
--------------------------------------------------------------------------------
                                                                      1,267,542
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
           13,123  CRH plc ORD                                          277,578
--------------------------------------------------------------------------------
            4,850  Lafarge SA ORD                                       418,761
--------------------------------------------------------------------------------
           27,800  Martin Marietta Materials, Inc.                    1,190,674
--------------------------------------------------------------------------------
                                                                      1,887,013
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.3%
--------------------------------------------------------------------------------
           18,116  American Express Co.                                 918,481
--------------------------------------------------------------------------------
            2,148  Capital One Financial Corp.                          150,489
--------------------------------------------------------------------------------
            4,761  CompuCredit Corp.(2)                                  83,508
--------------------------------------------------------------------------------
           14,067  MBNA Corporation                                     357,302
--------------------------------------------------------------------------------
            3,700  ORIX Corporation ORD                                 376,243
--------------------------------------------------------------------------------
                                                                      1,886,023
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            5,000  Genuine Parts Company                                188,200
--------------------------------------------------------------------------------
          180,000  Li & Fung Limited ORD                                266,771
--------------------------------------------------------------------------------
                                                                        454,971
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
           26,823  Standard and Poor's 500
                   Depositary Receipt                                 3,024,830
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
            1,549  Ainax AB ORD(2)                                       47,791
--------------------------------------------------------------------------------
           96,374  Citigroup Inc.                                     4,474,645
--------------------------------------------------------------------------------
           21,011  ING Groep N.V. ORD                                   474,191
--------------------------------------------------------------------------------
            5,059  Principal Financial Group                            176,812
--------------------------------------------------------------------------------
                                                                      5,173,439
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.4%
--------------------------------------------------------------------------------
           12,590  ALLTEL Corp.                                         637,432
--------------------------------------------------------------------------------
           26,377  AT&T Corp.                                           437,331
--------------------------------------------------------------------------------
           48,628  BellSouth Corp.                                    1,213,755
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,409  CenturyTel Inc.                                 $    341,015
--------------------------------------------------------------------------------
            5,400  Commonwealth Telephone
                   Enterprise Inc.(2)                                   228,960
--------------------------------------------------------------------------------
           51,436  SBC Communications Inc.                            1,219,033
--------------------------------------------------------------------------------
           86,784  Sprint Corp.                                       1,541,284
--------------------------------------------------------------------------------
           53,850  Telefonica SA ORD                                    781,280
--------------------------------------------------------------------------------
           55,000  Telenor ASA ORD                                      394,218
--------------------------------------------------------------------------------
           57,771  Verizon Communications                             1,997,721
--------------------------------------------------------------------------------
                                                                      8,792,029
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
           12,200  Ameren Corp.                                         539,240
--------------------------------------------------------------------------------
           43,908  CenterPoint Energy, Inc.                             475,963
--------------------------------------------------------------------------------
           39,063  Edison International                                 942,981
--------------------------------------------------------------------------------
           29,000  Exelon Corporation                                   965,700
--------------------------------------------------------------------------------
           17,400  FPL Group, Inc.                                    1,109,250
--------------------------------------------------------------------------------
           17,700  PPL Corporation                                      763,755
--------------------------------------------------------------------------------
           30,393  TXU Corp.                                          1,135,786
--------------------------------------------------------------------------------
           11,500  Wisconsin Energy Corp.                               365,815
--------------------------------------------------------------------------------
                                                                      6,298,490
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          104,708  ABB Limited ORD(2)                                   584,914
--------------------------------------------------------------------------------
           14,600  Emerson Electric Co.                                 871,619
--------------------------------------------------------------------------------
            2,911  Gamesa ORD                                           130,542
--------------------------------------------------------------------------------
            7,170  Schneider SA ORD                                     482,476
--------------------------------------------------------------------------------
            9,652  Thomas & Betts Corp.                                 236,088
--------------------------------------------------------------------------------
                                                                      2,305,639
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
--------------------------------------------------------------------------------
           23,000  Amphenol Corp. Cl A(2)                               749,800
--------------------------------------------------------------------------------
           19,948  Arrow Electronics, Inc.(2)                           543,184
--------------------------------------------------------------------------------
           14,377  Avnet Inc.(2)                                        336,422
--------------------------------------------------------------------------------
           29,900  AVX Corp.                                            473,616
--------------------------------------------------------------------------------
            7,500  Hoya Corp. ORD                                       776,261
--------------------------------------------------------------------------------
           13,000  Omron Corp. ORD                                      285,967
--------------------------------------------------------------------------------
            3,200  Waters Corp.(2)                                      147,456
--------------------------------------------------------------------------------
                                                                      3,312,706
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
            3,400  BJ Services Co.(2)                                   142,426
--------------------------------------------------------------------------------
            5,200  Diamond Offshore Drilling, Inc.                      117,468
--------------------------------------------------------------------------------
            6,200  Global SantaFe Corp.                                 155,806
--------------------------------------------------------------------------------
            9,820  Nabors Industries Ltd.(2)                            406,548
--------------------------------------------------------------------------------
           35,420  Saipem S.p.A. ORD                                    322,695
--------------------------------------------------------------------------------
            9,997  Schlumberger Ltd.                                    571,528
--------------------------------------------------------------------------------
            4,000  Smith International, Inc.(2)                         199,720
--------------------------------------------------------------------------------
                                                                      1,916,191
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
            2,030  7-Eleven Inc.(2)                                      34,855
--------------------------------------------------------------------------------
           12,100  CVS Corp.                                            504,328
--------------------------------------------------------------------------------
           11,000  Ito-Yokado Co., Ltd. ORD                             448,023
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           26,600  Kroger Co. (The)(2)                             $    443,954
--------------------------------------------------------------------------------
            7,760  Metro AG ORD(2)                                      375,664
--------------------------------------------------------------------------------
           27,557  Supervalu Inc.                                       854,818
--------------------------------------------------------------------------------
          210,750  Tesco plc ORD                                        961,059
--------------------------------------------------------------------------------
           10,600  Whole Foods Market, Inc.                             911,600
--------------------------------------------------------------------------------
                                                                      4,534,301
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           51,150  Cadbury Schweppes plc ORD                            435,594
--------------------------------------------------------------------------------
           18,200  Campbell Soup Company                                464,282
--------------------------------------------------------------------------------
            9,446  Corn Products International Inc.                     409,767
--------------------------------------------------------------------------------
           16,000  H.J. Heinz Company                                   597,440
--------------------------------------------------------------------------------
           42,200  Kraft Foods Inc.                                   1,260,092
--------------------------------------------------------------------------------
            9,900  McCormick & Company,
                   Incorporated                                         350,955
--------------------------------------------------------------------------------
            2,010  Nestle SA ORD                                        522,911
--------------------------------------------------------------------------------
            9,150  Royal Numico N.V. ORD(2)                             290,871
--------------------------------------------------------------------------------
           20,300  Sara Lee Corp.                                       464,870
--------------------------------------------------------------------------------
            5,800  Smithfield Foods Inc.(2)                             168,142
--------------------------------------------------------------------------------
           49,679  Tyson Foods, Inc. Cl A                             1,019,413
--------------------------------------------------------------------------------
           19,800  Unilever N.V. New York Shares                      1,306,206
--------------------------------------------------------------------------------
                                                                      7,290,543
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
--------------------------------------------------------------------------------
           25,900  AGL Resources Inc.                                   730,380
--------------------------------------------------------------------------------
           21,100  NiSource Inc.                                        427,486
--------------------------------------------------------------------------------
            1,208  UGI Corp.                                             38,765
--------------------------------------------------------------------------------
           20,300  WGL Holdings Inc.                                    558,453
--------------------------------------------------------------------------------
                                                                      1,755,084
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
--------------------------------------------------------------------------------
            8,430  Alcon, Inc.                                          661,418
--------------------------------------------------------------------------------
            2,300  American Medical Systems
                   Holdings, Inc.(2)                                     72,059
--------------------------------------------------------------------------------
           11,200  Apogent Technologies Inc.(2)                         360,864
--------------------------------------------------------------------------------
            6,900  Bard (C.R.), Inc.                                    773,973
--------------------------------------------------------------------------------
           36,900  Baxter International, Inc.                         1,160,136
--------------------------------------------------------------------------------
            3,600  Beckman Coulter Inc.                                 217,800
--------------------------------------------------------------------------------
           20,615  Becton Dickinson & Co.                             1,037,347
--------------------------------------------------------------------------------
           27,332  Boston Scientific Corp.(2)                         1,210,807
--------------------------------------------------------------------------------
            4,750  Cie Generale D'Optique Essilor
                   International SA ORD                                 294,688
--------------------------------------------------------------------------------
           14,800  Fisher Scientific International(2)                   849,668
--------------------------------------------------------------------------------
            6,300  Guidant Corp.                                        342,342
--------------------------------------------------------------------------------
           19,649  Hospira Inc.(2)                                      503,800
--------------------------------------------------------------------------------
            3,800  Inamed Corp.(2)                                      226,290
--------------------------------------------------------------------------------
           17,100  Medtronic, Inc.                                      819,090
--------------------------------------------------------------------------------
            9,400  Mentor Corp.                                         301,270
--------------------------------------------------------------------------------
            4,030  Respironics, Inc.(2)                                 214,356
--------------------------------------------------------------------------------
           99,220  Smith & Nephew plc ORD                             1,039,390
--------------------------------------------------------------------------------
            2,600  St. Jude Medical, Inc.(2)                            198,276
--------------------------------------------------------------------------------
            3,600  Synthes, Inc. ORD                                    423,749
--------------------------------------------------------------------------------
                                                                     10,707,323
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
--------------------------------------------------------------------------------
            7,300  Aetna Inc.                                      $    592,760
--------------------------------------------------------------------------------
           15,739  AmerisourceBergen Corp.                              944,025
--------------------------------------------------------------------------------
            1,377  Andrx Corp.(2)                                        37,840
--------------------------------------------------------------------------------
            1,687  Anthem, Inc.(2)                                      149,350
--------------------------------------------------------------------------------
            6,500  CIGNA Corp.                                          440,700
--------------------------------------------------------------------------------
           12,144  Coventry Health Care Inc.(2)                         559,596
--------------------------------------------------------------------------------
            3,100  DaVita Inc.(2)                                       143,902
--------------------------------------------------------------------------------
           24,300  HCA Inc.                                             943,569
--------------------------------------------------------------------------------
            3,800  Humana Inc.(2)                                        64,866
--------------------------------------------------------------------------------
              572  UnitedHealth Group
                   Incorporated                                          37,323
--------------------------------------------------------------------------------
           11,300  Universal Health Services, Inc.
                   Cl B                                                 497,313
--------------------------------------------------------------------------------
                                                                      4,411,244
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
--------------------------------------------------------------------------------
           10,853  Accor SA ORD                                         450,114
--------------------------------------------------------------------------------
            8,700  Brinker International, Inc.(2)                       321,552
--------------------------------------------------------------------------------
           36,700  Caesars Entertainment Inc.(2)                        505,359
--------------------------------------------------------------------------------
           16,300  Carnival Corporation                                 694,543
--------------------------------------------------------------------------------
           11,200  Darden Restaurants, Inc.                             252,000
--------------------------------------------------------------------------------
           35,340  Enterprise Inns plc ORD                              397,715
--------------------------------------------------------------------------------
            7,700  Harrah's Entertainment, Inc.                         395,780
--------------------------------------------------------------------------------
            3,600  International Game Technology                        141,480
--------------------------------------------------------------------------------
            8,400  Mandalay Resort Group                                460,740
--------------------------------------------------------------------------------
           73,770  McDonald's Corporation                             1,947,527
--------------------------------------------------------------------------------
            8,400  Outback Steakhouse, Inc.                             356,580
--------------------------------------------------------------------------------
            3,800  Speedway Motorsports Inc.                            127,756
--------------------------------------------------------------------------------
            9,300  Station Casinos Inc.                                 429,846
--------------------------------------------------------------------------------
           18,300  WMS Industries Inc.(2)                               561,810
--------------------------------------------------------------------------------
                                                                      7,042,802
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.9%
--------------------------------------------------------------------------------
           20,091  Black & Decker Corporation                         1,204,054
--------------------------------------------------------------------------------
            1,900  Fortune Brands, Inc.                                 143,070
--------------------------------------------------------------------------------
            8,059  Helen of Troy Ltd.(2)                                269,412
--------------------------------------------------------------------------------
            2,200  Jarden Corp.(2)                                       77,000
--------------------------------------------------------------------------------
            3,581  KB Home                                              235,916
--------------------------------------------------------------------------------
           44,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        609,071
--------------------------------------------------------------------------------
           28,700  Newell Rubbermaid Inc.                               676,459
--------------------------------------------------------------------------------
            1,526  NVR, Inc.(2)                                         698,527
--------------------------------------------------------------------------------
           47,000  Sharp Corp. ORD                                      797,687
--------------------------------------------------------------------------------
            6,200  Snap-on Incorporated                                 208,506
--------------------------------------------------------------------------------
            9,545  Stanley Works (The)                                  415,685
--------------------------------------------------------------------------------
            3,000  Whirlpool Corp.                                      199,590
--------------------------------------------------------------------------------
                                                                      5,534,977
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
            4,400  Clorox Company                                       230,384
--------------------------------------------------------------------------------
            4,548  Energizer Holdings, Inc.(2)                          206,252
--------------------------------------------------------------------------------
           20,291  Kimberly-Clark Corp.                               1,337,177
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,021  Procter & Gamble Co. (The)                      $  2,050,844
--------------------------------------------------------------------------------
            5,300  Rayovac Corporation(2)                               143,630
--------------------------------------------------------------------------------
           47,942  Reckitt Benckiser plc ORD                          1,297,698
--------------------------------------------------------------------------------
                                                                      5,265,985
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
              276  3M Co.                                                23,339
--------------------------------------------------------------------------------
           80,624  General Electric Co.                               2,509,018
--------------------------------------------------------------------------------
            8,860  Siemens AG ORD                                       623,681
--------------------------------------------------------------------------------
            9,700  Textron Inc.                                         530,105
--------------------------------------------------------------------------------
           63,507  Tyco International Ltd.                            1,955,381
--------------------------------------------------------------------------------
                                                                      5,641,524
--------------------------------------------------------------------------------
INSURANCE -- 2.4%
--------------------------------------------------------------------------------
           14,951  Ace, Ltd.                                            615,682
--------------------------------------------------------------------------------
           29,000  Allstate Corp.                                     1,275,420
--------------------------------------------------------------------------------
           31,651  American International Group,
                   Inc.                                               2,320,018
--------------------------------------------------------------------------------
           39,219  Axa ORD                                              804,656
--------------------------------------------------------------------------------
           15,390  Berkley (W.R.) Corp.                                 640,994
--------------------------------------------------------------------------------
           12,200  Chubb Corp.                                          821,914
--------------------------------------------------------------------------------
            2,351  Fidelity National Financial, Inc.                     88,374
--------------------------------------------------------------------------------
           13,137  First American Financial Corp.
                   (The)                                                341,037
--------------------------------------------------------------------------------
           24,400  Genworth Financial Inc.(2)                           475,800
--------------------------------------------------------------------------------
           13,183  Hartford Financial Services
                   Group Inc. (The)                                     871,660
--------------------------------------------------------------------------------
           16,600  Horace Mann Educators Corp.                          281,038
--------------------------------------------------------------------------------
            9,600  Jefferson-Pilot Corp.                                492,768
--------------------------------------------------------------------------------
            7,564  Lincoln National Corp.                               359,214
--------------------------------------------------------------------------------
           13,500  Loews Corp.                                          778,005
--------------------------------------------------------------------------------
           39,800  Marsh & McLennan
                   Companies, Inc.                                    1,755,976
--------------------------------------------------------------------------------
           53,600  MetLife, Inc.                                      1,905,480
--------------------------------------------------------------------------------
              573  Odyssey Re Holdings Corp.                             14,468
--------------------------------------------------------------------------------
              406  Progressive Corp.                                     34,823
--------------------------------------------------------------------------------
            3,534  Protective Life Corporation                          130,687
--------------------------------------------------------------------------------
           57,420  QBE Insurance Group Limited
                   ORD                                                  511,935
--------------------------------------------------------------------------------
            2,345  St. Paul Companies, Inc.                              93,050
--------------------------------------------------------------------------------
           11,100  Torchmark Corp.                                      601,509
--------------------------------------------------------------------------------
                                                                     15,214,508
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
            3,800  Ask Jeeves, Inc.(2)                                  153,520
--------------------------------------------------------------------------------
           30,822  Earthlink Inc.(2)                                    309,453
--------------------------------------------------------------------------------
            3,402  United Online, Inc.(2)                                63,924
--------------------------------------------------------------------------------
           21,541  VeriSign, Inc.(2)                                    390,754
--------------------------------------------------------------------------------
           22,292  Yahoo! Inc.(2)                                       683,472
--------------------------------------------------------------------------------
                                                                      1,601,123
--------------------------------------------------------------------------------
IT SERVICES -- 0.6%
--------------------------------------------------------------------------------
           10,400  Accenture Ltd. Cl A(2)                               255,944
--------------------------------------------------------------------------------
            2,870  Acxiom Corp.                                          69,167
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,900  BISYS Group Inc. (The)(2)                       $    302,335
--------------------------------------------------------------------------------
            3,900  Certegy Inc.                                         147,147
--------------------------------------------------------------------------------
            3,084  Checkfree Corp.(2)                                    94,555
--------------------------------------------------------------------------------
           16,503  Computer Sciences Corp.(2)                           719,366
--------------------------------------------------------------------------------
           17,900  DST Systems, Inc.(2)                                 859,916
--------------------------------------------------------------------------------
           21,800  Electronic Data Systems Corp.                        356,430
--------------------------------------------------------------------------------
           17,700  First Data Corp.                                     766,233
--------------------------------------------------------------------------------
           10,200  Fiserv, Inc.(2)                                      385,764
--------------------------------------------------------------------------------
                                                                      3,956,857
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           35,143  Eastman Kodak Co.                                    920,044
--------------------------------------------------------------------------------
           15,283  Hasbro, Inc.                                         300,464
--------------------------------------------------------------------------------
           17,100  Mattel, Inc.                                         298,908
--------------------------------------------------------------------------------
                                                                      1,519,416
--------------------------------------------------------------------------------
MACHINERY -- 0.5%
--------------------------------------------------------------------------------
            2,300  Deere & Co.                                          151,110
--------------------------------------------------------------------------------
           21,138  Dover Corp.                                          823,537
--------------------------------------------------------------------------------
            3,400  Illinois Tool Works Inc.                             305,592
--------------------------------------------------------------------------------
           10,200  Ingersoll-Rand Company                               666,060
--------------------------------------------------------------------------------
            7,500  Parker-Hannifin Corp.                                416,700
--------------------------------------------------------------------------------
           24,010  Volvo AB Cl B ORD                                    777,820
--------------------------------------------------------------------------------
                                                                      3,140,819
--------------------------------------------------------------------------------
MEDIA -- 1.4%
--------------------------------------------------------------------------------
            5,550  ADVO, Inc.                                           177,711
--------------------------------------------------------------------------------
           41,830  British Sky Broadcasting plc
                   ORD                                                  469,987
--------------------------------------------------------------------------------
           46,635  Disney (Walt) Co.                                  1,094,523
--------------------------------------------------------------------------------
           27,417  EMI Group plc ORD                                    109,963
--------------------------------------------------------------------------------
            8,900  Gannett Co., Inc.                                    781,420
--------------------------------------------------------------------------------
            3,741  McGraw-Hill Companies, Inc.
                   (The)                                                291,499
--------------------------------------------------------------------------------
           14,200  New York Times Co. (The) Cl A                        662,146
--------------------------------------------------------------------------------
           18,526  PanAmSat Corp.(2)                                    430,359
--------------------------------------------------------------------------------
           29,740  Pearson plc ORD                                      362,198
--------------------------------------------------------------------------------
            8,393  Regal Entertainment Group                            179,610
--------------------------------------------------------------------------------
          107,725  Time Warner Inc.(2)                                1,835,634
--------------------------------------------------------------------------------
           43,220  United Business Media plc ORD                        349,857
--------------------------------------------------------------------------------
           17,900  Univision Communications Inc.
                   Cl A(2)                                              582,645
--------------------------------------------------------------------------------
           11,900  Valassis Communications, Inc.(2)                     349,622
--------------------------------------------------------------------------------
           24,800  Vivendi Universal SA ORD(2)                          632,090
--------------------------------------------------------------------------------
           17,500  XM Satellite Radio Holdings Inc.(2)                  440,650
--------------------------------------------------------------------------------
                                                                      8,749,914
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
           13,700  Alcoa Inc.                                           428,810
--------------------------------------------------------------------------------
           57,920  BHP Billiton Limited ORD                             497,803
--------------------------------------------------------------------------------
            7,800  Nucor Corp.                                          513,629
--------------------------------------------------------------------------------
            4,235  Phelps Dodge Corp.(2)                                287,557
--------------------------------------------------------------------------------
                                                                      1,727,799
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER(1)
--------------------------------------------------------------------------------
              874  Constellation Energy Group Inc.                 $     33,422
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.7%
--------------------------------------------------------------------------------
           20,200  Dollar General Corp.                                 391,880
--------------------------------------------------------------------------------
           22,495  Federated Department Stores,
                   Inc.                                               1,073,236
--------------------------------------------------------------------------------
           14,000  J.C. Penney Co. Inc. Holding
                   Company                                              500,920
--------------------------------------------------------------------------------
           26,000  Marui Co., Ltd. ORD                                  346,934
--------------------------------------------------------------------------------
           37,882  May Department Stores Co.
                   (The)                                              1,085,698
--------------------------------------------------------------------------------
           23,280  Next plc ORD                                         590,921
--------------------------------------------------------------------------------
            1,976  Saks Incorporated                                     29,660
--------------------------------------------------------------------------------
           10,200  Sears, Roebuck & Co.                                 387,600
--------------------------------------------------------------------------------
            8,300  Target Corporation                                   371,010
--------------------------------------------------------------------------------
                                                                      4,777,859
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           16,000  Canon, Inc. ORD                                      791,001
--------------------------------------------------------------------------------
OIL & GAS -- 2.9%
--------------------------------------------------------------------------------
            9,800  Apache Corp.                                         395,528
--------------------------------------------------------------------------------
           12,900  BP plc ADR                                           683,700
--------------------------------------------------------------------------------
           80,650  BP plc ORD                                           705,648
--------------------------------------------------------------------------------
           25,482  ChevronTexaco Corp.                                2,303,573
--------------------------------------------------------------------------------
           14,593  ConocoPhillips                                     1,070,105
--------------------------------------------------------------------------------
            5,300  EOG Resources Inc.                                   283,179
--------------------------------------------------------------------------------
          114,106  Exxon Mobil Corp.                                  4,935,084
--------------------------------------------------------------------------------
              922  Kerr-McGee Corp.                                      45,409
--------------------------------------------------------------------------------
            1,012  Marathon Oil Corp.                                    33,740
--------------------------------------------------------------------------------
            2,400  Murphy Oil Corp.                                     156,624
--------------------------------------------------------------------------------
            7,610  Norsk Hydro ASA ORD                                  471,332
--------------------------------------------------------------------------------
           21,600  Occidental Petroleum Corp.                           954,720
--------------------------------------------------------------------------------
           33,950  Repsol YPF SA ORD                                    719,771
--------------------------------------------------------------------------------
           65,100  Royal Dutch Petroleum Co.
                   New York Shares                                    3,260,858
--------------------------------------------------------------------------------
           10,695  Sunoco, Inc.                                         658,063
--------------------------------------------------------------------------------
            6,910  Total SA Cl B ORD                                  1,297,049
--------------------------------------------------------------------------------
            5,256  Valero Energy Corp.                                  347,474
--------------------------------------------------------------------------------
            7,900  Western Gas Resources Inc.                           436,870
--------------------------------------------------------------------------------
           11,278  XTO Energy Inc.                                      284,770
--------------------------------------------------------------------------------
                                                                     19,043,497
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
            9,818  Georgia-Pacific Corp.                                351,681
--------------------------------------------------------------------------------
           18,266  Louisiana-Pacific Corp.                              421,945
--------------------------------------------------------------------------------
            8,306  Potlatch Corp.                                       313,552
--------------------------------------------------------------------------------
           10,600  Weyerhaeuser Co.                                     641,087
--------------------------------------------------------------------------------
                                                                      1,728,265
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
            1,700  Avon Products, Inc.                                  150,722
--------------------------------------------------------------------------------
           13,900  Estee Lauder Companies, Inc.
                   Cl A                                                 636,480
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,341  Gillette Company                                $    574,864
--------------------------------------------------------------------------------
            4,200  NBTY, Inc.(2)                                        155,022
--------------------------------------------------------------------------------
            6,862  Nu Skin Enterprises Inc., Cl A                       153,709
--------------------------------------------------------------------------------
                                                                      1,670,797
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.6%
--------------------------------------------------------------------------------
           35,900  Abbott Laboratories                                1,479,439
--------------------------------------------------------------------------------
           11,320  AstraZeneca plc ORD                                  526,786
--------------------------------------------------------------------------------
           52,600  Bristol-Myers Squibb Co.                           1,329,202
--------------------------------------------------------------------------------
           27,798  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             422,366
--------------------------------------------------------------------------------
           26,600  Elan Corp. plc ADR(2)                                624,834
--------------------------------------------------------------------------------
            4,000  Eli Lilly and Company                                294,680
--------------------------------------------------------------------------------
            4,067  Eon Labs Inc.(2)                                     307,181
--------------------------------------------------------------------------------
            6,109  IVAX Corp.(2)                                        148,754
--------------------------------------------------------------------------------
           50,629  Johnson & Johnson                                  2,820,541
--------------------------------------------------------------------------------
            8,799  King Pharmaceuticals, Inc.(2)                        117,555
--------------------------------------------------------------------------------
           10,200  Medicis Pharmaceutical Corp.
                   Cl A                                                 431,664
--------------------------------------------------------------------------------
           28,731  Merck & Co., Inc.                                  1,358,976
--------------------------------------------------------------------------------
           12,726  MGI Pharma Inc.(2)                                   818,409
--------------------------------------------------------------------------------
           29,765  Novartis AG ORD                                    1,334,924
--------------------------------------------------------------------------------
           14,831  Perrigo Co.                                          303,442
--------------------------------------------------------------------------------
           58,182  Pfizer, Inc.                                       2,056,152
--------------------------------------------------------------------------------
           17,747  Roche Holding AG ORD                               1,869,447
--------------------------------------------------------------------------------
            6,700  Salix Pharmaceuticals Ltd.(2)                        202,139
--------------------------------------------------------------------------------
           14,400  Schering-Plough Corp.                                243,360
--------------------------------------------------------------------------------
                                                                     16,689,851
--------------------------------------------------------------------------------
REAL ESTATE(1)
--------------------------------------------------------------------------------
            2,137  Plum Creek Timber Co. Inc.                            66,931
--------------------------------------------------------------------------------
           15,000  Sun Hung Kai Properties Ltd.
                   ORD                                                  127,515
--------------------------------------------------------------------------------
                                                                        194,446
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              155  Burlington Northern Santa Fe
                   Corp.                                                  5,106
--------------------------------------------------------------------------------
           28,182  Union Pacific Corp.                                1,643,574
--------------------------------------------------------------------------------
            8,300  Yellow Roadway Corp.(2)                              296,393
--------------------------------------------------------------------------------
                                                                      1,945,073
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
            6,100  Analog Devices, Inc.                                 299,815
--------------------------------------------------------------------------------
           56,059  Intel Corp.                                        1,600,484
--------------------------------------------------------------------------------
            8,900  Linear Technology Corp.                              352,974
--------------------------------------------------------------------------------
           33,400  National Semiconductor Corp.(2)                      723,778
--------------------------------------------------------------------------------
            4,450  Texas Instruments Inc.                               116,190
--------------------------------------------------------------------------------
           24,900  Vitesse Semiconductor Corp.(2)                       135,954
--------------------------------------------------------------------------------
                                                                      3,229,195
--------------------------------------------------------------------------------
SOFTWARE -- 1.4%
--------------------------------------------------------------------------------
            9,615  Activision, Inc.(2)                                  152,109
--------------------------------------------------------------------------------
           11,630  Amdocs Ltd.(2)                                       287,028
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,900  Computer Associates
                   International, Inc.                             $    646,734
--------------------------------------------------------------------------------
            5,600  Hyperion Solutions Corp.(2)                          221,984
--------------------------------------------------------------------------------
          133,589  Microsoft Corporation                              3,520,071
--------------------------------------------------------------------------------
           25,500  Network Associates Inc.(2)                           424,575
--------------------------------------------------------------------------------
           14,850  Novell, Inc.(2)                                      135,284
--------------------------------------------------------------------------------
           48,200  Oracle Corp.(2)                                      545,624
--------------------------------------------------------------------------------
            5,500  Red Hat Inc.(2)                                      150,315
--------------------------------------------------------------------------------
            4,200  Reynolds & Reynolds Co. Cl A                         126,000
--------------------------------------------------------------------------------
           17,000  SAP AG ADR                                           686,800
--------------------------------------------------------------------------------
            5,890  SAP AG ORD                                           950,864
--------------------------------------------------------------------------------
           11,900  Symantec Corp.(2)                                    545,020
--------------------------------------------------------------------------------
           19,200  Synopsys, Inc.(2)                                    568,320
--------------------------------------------------------------------------------
                                                                      8,960,728
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.7%
--------------------------------------------------------------------------------
              151  Advance Auto Parts(2)                                  6,473
--------------------------------------------------------------------------------
            5,400  AnnTaylor Stores Corp.(2)                            152,874
--------------------------------------------------------------------------------
            7,864  Barnes & Noble Inc.(2)                               235,448
--------------------------------------------------------------------------------
           25,351  Blockbuster Inc.                                     396,997
--------------------------------------------------------------------------------
            8,123  Claire's Stores Inc.                                 168,146
--------------------------------------------------------------------------------
           66,000  Espirit Holdings Limited ORD                         287,943
--------------------------------------------------------------------------------
            6,500  Fast Retailing Company
                   Limited ORD                                          466,392
--------------------------------------------------------------------------------
           14,917  Gap, Inc. (The)                                      360,246
--------------------------------------------------------------------------------
              478  Home Depot, Inc.                                      17,170
--------------------------------------------------------------------------------
           20,900  Limited Brands                                       403,370
--------------------------------------------------------------------------------
            3,300  O'Reilly Automotive, Inc.(2)                         148,269
--------------------------------------------------------------------------------
            5,800  Pep Boys-Manny, Moe & Jack
                   (The)                                                142,042
--------------------------------------------------------------------------------
            7,764  RadioShack Corp.                                     235,948
--------------------------------------------------------------------------------
           14,575  Rent-A-Center Inc.(2)                                430,691
--------------------------------------------------------------------------------
           23,897  Sherwin-Williams Co.                                 939,152
--------------------------------------------------------------------------------
            4,600  Urban Outfitters Inc.(2)                             252,632
--------------------------------------------------------------------------------
                                                                      4,643,793
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
           10,100  Coach Inc.(2)                                        440,461
--------------------------------------------------------------------------------
           20,300  Compagnie Financiere
                   Richemont AG ORD                                     523,254
--------------------------------------------------------------------------------
            9,399  Jones Apparel Group, Inc.                            361,580
--------------------------------------------------------------------------------
           32,100  Liz Claiborne, Inc.                                1,101,030
--------------------------------------------------------------------------------
            5,952  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                       425,229
--------------------------------------------------------------------------------
           15,700  NIKE, Inc. Cl B                                    1,117,055
--------------------------------------------------------------------------------
            2,810  Puma AG Rudolf Dassler Sport
                   ORD                                                  685,931
--------------------------------------------------------------------------------
            5,100  Reebok International Ltd.                            184,875
--------------------------------------------------------------------------------
            8,700  VF Corp.                                             408,726
--------------------------------------------------------------------------------
                                                                      5,248,141
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
--------------------------------------------------------------------------------
            8,968  Countrywide Financial
                   Corporation                                     $    578,436
--------------------------------------------------------------------------------
            7,978  Fannie Mae                                           540,111
--------------------------------------------------------------------------------
           65,300  Freddie Mac                                        3,812,867
--------------------------------------------------------------------------------
           12,700  MGIC Investment Corp.                                927,100
--------------------------------------------------------------------------------
           48,326  W Holding Company, Inc.                              823,958
--------------------------------------------------------------------------------
           23,000  Washington Mutual, Inc.                            1,004,640
--------------------------------------------------------------------------------
                                                                      7,687,112
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           20,400  Altria Group Inc.                                    978,588
--------------------------------------------------------------------------------
           12,367  R.J. Reynolds Tobacco
                   Holdings, Inc.                                       695,025
--------------------------------------------------------------------------------
                                                                      1,673,613
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
            5,800  Fastenal Company                                     300,208
--------------------------------------------------------------------------------
            6,100  Grainger (W.W.), Inc.                                332,145
--------------------------------------------------------------------------------
           40,000  Mitsui & Co. Ltd. ORD                                305,515
--------------------------------------------------------------------------------
           10,124  MSC Industrial Direct Co.                            292,584
--------------------------------------------------------------------------------
           17,400  Wolseley plc ORD                                     261,623
--------------------------------------------------------------------------------
                                                                      1,492,075
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE(1)
--------------------------------------------------------------------------------
           14,500  Abertis Infraestructuras SA ORD                      244,549
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
          192,541  mmO2 plc ORD(2)                                      343,804
--------------------------------------------------------------------------------
           26,215  Nextel Communications, Inc.(2)                       606,353
--------------------------------------------------------------------------------
           28,800  NII Holdings Inc. Cl B(2)                          1,041,696
--------------------------------------------------------------------------------
           20,000  Vodafone Group plc ADR                               475,200
--------------------------------------------------------------------------------
          356,567  Vodafone Group plc ORD                               837,494
--------------------------------------------------------------------------------
                                                                      3,304,547
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $239,955,697)                                                 279,012,862
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
              840  Porsche AG ORD
(Cost $433,163)                                                         567,295
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.4%

AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
      $   300,000  Lear Corp., 8.11%, 5/15/09                           342,924
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
        1,500,000  General Motors Corporation,
                   7.20%, 1/15/11                                     1,560,123
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
      $   700,000  Diageo Capital plc, 3.375%,
                   3/20/08                                         $    685,315
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $699,564)(3)                            696,902
--------------------------------------------------------------------------------
                                                                      1,382,217
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.5%
--------------------------------------------------------------------------------
          800,000  Credit Suisse First Boston USA
                   Inc., VRN, 1.39%, 6/19/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.28%
                   with no caps                                         803,566
--------------------------------------------------------------------------------
          750,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      727,171
--------------------------------------------------------------------------------
          800,000  JP Morgan Chase & Co.,
                   4.875%, 3/15/14                                      751,945
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       892,185
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%,
                   5/15/10                                              341,790
--------------------------------------------------------------------------------
                                                                      3,516,657
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,556,988
--------------------------------------------------------------------------------
          800,000  US Bancorp, 2.75%, 3/30/06                           800,822
--------------------------------------------------------------------------------
          800,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             771,008
--------------------------------------------------------------------------------
                                                                      3,128,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          300,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $299,223)(3)                                    293,130
--------------------------------------------------------------------------------
          850,000  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                     805,906
--------------------------------------------------------------------------------
          350,000  RR Donnelley & Sons Co.,
                   3.75%, 4/1/09 (Acquired
                   3/3/04, Cost $349,482)(3)                            339,212
--------------------------------------------------------------------------------
          500,000  Waste Management Inc.,
                   7.00%, 10/15/06                                      540,139
--------------------------------------------------------------------------------
                                                                      1,978,387
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.8%
--------------------------------------------------------------------------------
        3,000,000  American Express Centurion
                   Bank, VRN, 1.07%, 6/28/04,
                   resets monthly off the
                   1-month LIBOR minus 0.03%
                   with no caps                                       3,000,108
--------------------------------------------------------------------------------
        2,000,000  American Honda Finance Corp.,
                   VRN, 1.60%, 8/16/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.35% with no
                   caps (Acquired 10/30/03,
                   Cost $2,007,720)(3)                                2,003,696
--------------------------------------------------------------------------------
                                                                      5,003,804
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.7%
--------------------------------------------------------------------------------
           88,500  iShares GS $InvesTop
                   Corporate Bond Fund(4)                          $  9,557,999
--------------------------------------------------------------------------------
      $ 1,617,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,714,489)(3)                                     1,820,600
--------------------------------------------------------------------------------
                                                                     11,378,599
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             712,365
--------------------------------------------------------------------------------
        1,800,000  Citigroup Inc., 7.25%, 10/1/10                     2,025,553
--------------------------------------------------------------------------------
          750,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              753,550
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                           1,595,154
--------------------------------------------------------------------------------
          600,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                              603,215
--------------------------------------------------------------------------------
                                                                      5,689,837
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
          800,000  Ameritech Capital Funding,
                   6.25%, 5/18/09                                       853,147
--------------------------------------------------------------------------------
            8,000  AT&T Corp., 6.00%, 3/15/09                             8,007
--------------------------------------------------------------------------------
          725,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       787,912
--------------------------------------------------------------------------------
           79,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                        92,895
--------------------------------------------------------------------------------
          300,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           292,967
--------------------------------------------------------------------------------
          250,000  France Telecom, 8.75%,
                   3/1/11                                               290,162
--------------------------------------------------------------------------------
        1,350,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                            1,558,677
--------------------------------------------------------------------------------
        1,000,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,066,033
--------------------------------------------------------------------------------
          750,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       704,112
--------------------------------------------------------------------------------
                                                                      5,653,912
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
          700,000  CenterPoint Energy Resources
                   Corp., 5.95%, 1/15/14                                687,904
--------------------------------------------------------------------------------
          650,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        611,391
--------------------------------------------------------------------------------
          700,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               768,515
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              623,783
--------------------------------------------------------------------------------
          750,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                  786,670
--------------------------------------------------------------------------------
          700,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 677,641
--------------------------------------------------------------------------------
                                                                      4,155,904
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
      $   950,000  Safeway Inc., 6.15%, 3/1/06                     $    999,273
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(3)                                    974,620
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               443,371
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Newell Rubbermaid Inc.,
                   2.00%, 5/1/05                                      1,994,432
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           539,250
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
          570,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       552,548
--------------------------------------------------------------------------------
          800,000  General Electric Co., 5.00%,
                   2/1/13                                               787,433
--------------------------------------------------------------------------------
                                                                      1,339,981
--------------------------------------------------------------------------------
INSURANCE -- 0.4%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(3)                                     1,051,050
--------------------------------------------------------------------------------
          800,000  American International Group
                   Inc., 4.25%, 5/15/13                                 739,459
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(3)                            650,444
--------------------------------------------------------------------------------
                                                                      2,440,953
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          550,000  Comcast Cable Communications,
                   8.375%, 5/1/07                                       618,132
--------------------------------------------------------------------------------
        1,400,000  Comcast Corp., 5.50%,
                   3/15/11                                            1,417,248
--------------------------------------------------------------------------------
          600,000  Continental Cablevision, 8.30%,
                   5/15/06                                              655,060
--------------------------------------------------------------------------------
        1,200,000  Liberty Media Corp., VRN,
                   2.61%, 6/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                            1,221,192
--------------------------------------------------------------------------------
          300,000  News America Holdings,
                   7.75%, 1/20/24                                       339,680
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,784,213
--------------------------------------------------------------------------------
                                                                      6,035,525
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      599,969
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
OIL & GAS -- 0.3%
--------------------------------------------------------------------------------
      $   400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                  $    476,319
--------------------------------------------------------------------------------
          750,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               741,947
--------------------------------------------------------------------------------
        1,050,000  Kinder Morgan Energy Partners
                   L.P., 5.00%, 12/15/13                                984,360
--------------------------------------------------------------------------------
                                                                      2,202,626
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              344,114
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          600,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              690,376
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.5%
--------------------------------------------------------------------------------
       10,000,000  Fannie Mae, VRN, 1.02%,
                   6/11/04, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps                                10,000,460
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          900,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                     1,024,954
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $73,938,077)                                                   73,421,086
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) -- 10.8%

        9,000,000  FHLMC, 6.00%, settlement
                   date 6/14/04(6)                                    9,149,058
--------------------------------------------------------------------------------
       11,000,000  FHLMC, 5.00%, settlement
                   date 6/17/04(6)                                   10,986,250
--------------------------------------------------------------------------------
           36,707  FHLMC, 6.50%, 12/1/12                                 38,857
--------------------------------------------------------------------------------
          216,579  FHLMC, 7.00%, 6/1/14                                 230,267
--------------------------------------------------------------------------------
          250,770  FHLMC, 6.50%, 6/1/16                                 265,034
--------------------------------------------------------------------------------
           65,373  FHLMC, 8.00%, 7/1/30                                  70,632
--------------------------------------------------------------------------------
          313,698  FHLMC, 6.50%, 5/1/31                                 325,226
--------------------------------------------------------------------------------
        4,291,730  FHLMC, 5.00%, 8/1/33                               4,129,404
--------------------------------------------------------------------------------
        1,432,845  FHLMC, 5.50%, 12/1/33                              1,422,512
--------------------------------------------------------------------------------
        4,012,300  FNMA, 6.00%, settlement
                   date 6/14/04(6)                                    4,077,500
--------------------------------------------------------------------------------
        3,750,000  FNMA, 6.50%, settlement
                   date 6/14/04(6)                                    3,883,594
--------------------------------------------------------------------------------
        2,850,000  FNMA, 5.00%, settlement
                   date 6/17/04(6)                                    2,847,327
--------------------------------------------------------------------------------
        7,480,000  FNMA, 5.50%, settlement
                   date 6/17/04(6)                                    7,629,600
--------------------------------------------------------------------------------
            4,753  FNMA, 6.50%, 4/1/11                                    5,030
--------------------------------------------------------------------------------
          140,745  FNMA, 6.50%, 5/1/11                                  148,946
--------------------------------------------------------------------------------
           13,106  FNMA, 6.50%, 2/1/12                                   13,865
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    32,939  FNMA, 6.50%, 4/1/12                             $     34,847
--------------------------------------------------------------------------------
           91,921  FNMA, 6.50%, 5/1/12                                   97,245
--------------------------------------------------------------------------------
          187,206  FNMA, 6.00%, 4/1/14                                  195,013
--------------------------------------------------------------------------------
           66,618  FNMA, 7.50%, 6/1/15                                   71,160
--------------------------------------------------------------------------------
            5,940  FNMA, 7.00%, 6/1/26                                    6,277
--------------------------------------------------------------------------------
           40,036  FNMA, 7.50%, 3/1/27                                   42,862
--------------------------------------------------------------------------------
          120,728  FNMA, 6.50%, 6/1/29                                  125,303
--------------------------------------------------------------------------------
          285,001  FNMA, 7.00%, 7/1/29                                  300,912
--------------------------------------------------------------------------------
          160,825  FNMA, 7.00%, 3/1/30                                  169,684
--------------------------------------------------------------------------------
           26,478  FNMA, 7.00%, 5/1/30                                   27,912
--------------------------------------------------------------------------------
          154,118  FNMA, 7.50%, 8/1/30                                  164,754
--------------------------------------------------------------------------------
           88,316  FNMA, 7.50%, 9/1/30                                   94,411
--------------------------------------------------------------------------------
          462,430  FNMA, 6.50%, 9/1/31                                  479,710
--------------------------------------------------------------------------------
          279,707  FNMA, 7.00%, 9/1/31                                  294,754
--------------------------------------------------------------------------------
          211,377  FNMA, 6.50%, 1/1/32                                  219,135
--------------------------------------------------------------------------------
        1,486,215  FNMA, 7.00%, 6/1/32                                1,562,758
--------------------------------------------------------------------------------
        2,809,014  FNMA, 5.50%, 6/1/33                                2,786,949
--------------------------------------------------------------------------------
        6,455,246  FNMA, 5.50%, 8/1/33                                6,404,540
--------------------------------------------------------------------------------
        1,314,572  FNMA, 5.50%, 9/1/33                                1,304,246
--------------------------------------------------------------------------------
        6,996,911  FNMA, 5.50%, 1/1/34                                6,941,950
--------------------------------------------------------------------------------
           31,128  GNMA, 7.00%, 1/15/24                                  33,145
--------------------------------------------------------------------------------
           28,215  GNMA, 8.00%, 7/15/24                                  30,969
--------------------------------------------------------------------------------
           10,510  GNMA, 8.50%, 7/20/24                                  11,551
--------------------------------------------------------------------------------
           24,520  GNMA, 8.00%, 9/15/24                                  26,914
--------------------------------------------------------------------------------
            5,773  GNMA, 8.75%, 3/15/25                                   6,405
--------------------------------------------------------------------------------
           14,002  GNMA, 9.00%, 4/20/25                                  15,565
--------------------------------------------------------------------------------
          110,150  GNMA, 7.00%, 9/15/25                                 117,126
--------------------------------------------------------------------------------
           12,542  GNMA, 7.50%, 10/15/25                                 13,538
--------------------------------------------------------------------------------
           37,193  GNMA, 7.50%, 2/15/26                                  40,075
--------------------------------------------------------------------------------
            9,835  GNMA, 6.00%, 4/15/26                                  10,050
--------------------------------------------------------------------------------
           29,628  GNMA, 7.50%, 5/15/26                                  31,925
--------------------------------------------------------------------------------
           12,525  GNMA, 8.00%, 5/15/26                                  13,702
--------------------------------------------------------------------------------
          154,599  GNMA, 8.25%, 7/15/26                                 168,606
--------------------------------------------------------------------------------
            7,848  GNMA, 9.00%, 8/20/26                                   8,700
--------------------------------------------------------------------------------
           18,131  GNMA, 7.50%, 11/15/27                                 19,514
--------------------------------------------------------------------------------
          338,156  GNMA, 7.00%, 12/15/27                                358,696
--------------------------------------------------------------------------------
          140,988  GNMA, 6.50%, 2/15/28                                 146,773
--------------------------------------------------------------------------------
          105,174  GNMA, 6.50%, 3/15/28                                 109,489
--------------------------------------------------------------------------------
            9,648  GNMA, 6.50%, 4/15/28                                  10,044
--------------------------------------------------------------------------------
          127,237  GNMA, 6.00%, 5/15/28                                 129,959
--------------------------------------------------------------------------------
          125,480  GNMA, 6.00%, 7/15/28                                 128,165
--------------------------------------------------------------------------------
          122,872  GNMA, 6.00%, 10/15/28                                125,501
--------------------------------------------------------------------------------
          151,499  GNMA, 7.00%, 5/15/31                                 160,271
--------------------------------------------------------------------------------
        1,325,487  GNMA, 5.50%, 11/15/32                              1,319,987
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $69,873,573)                                                   69,584,194
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.3%

      $ 5,000,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                        $  6,525,000
--------------------------------------------------------------------------------
        3,700,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            4,073,182
--------------------------------------------------------------------------------
        4,100,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            4,116,498
--------------------------------------------------------------------------------
       20,000,000  U.S. Treasury Notes, 2.00%,
                   8/31/05                                           20,002,361
--------------------------------------------------------------------------------
        8,700,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                            8,645,973
--------------------------------------------------------------------------------
       20,000,000  U.S. Treasury Notes, 3.125%,
                   5/15/07                                           20,031,260
--------------------------------------------------------------------------------
        2,950,000  U.S. Treasury Notes, 4.75%,
                   5/15/14                                            2,973,048
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $66,799,640)                                                   66,367,322
--------------------------------------------------------------------------------
COMMERCIAL PAPER(7) -- 6.2%

        2,000,000  American Family Financial
                   Services, Inc., 1.05%, 6/28/04                     1,998,192
--------------------------------------------------------------------------------
        2,200,000  American Family Financial
                   Services, Inc., 1.05%, 7/7/04                      2,197,367
--------------------------------------------------------------------------------
        3,000,000  Amsterdam Funding Corp.,
                   1.04%, 6/14/04                                     2,998,512
--------------------------------------------------------------------------------
        3,000,000  Credit Suisse First Boston USA
                   Inc., 1.20%, 8/19/04                               2,991,624
--------------------------------------------------------------------------------
          800,000  Crown Point Capital Co.,
                   1.20%, 10/6/04                                       796,087
--------------------------------------------------------------------------------
        2,400,000  Danske Corporation, 1.12%,
                   6/16/04                                            2,398,670
--------------------------------------------------------------------------------
        2,500,000  Danske Corporation, 1.10%,
                   7/7/04                                             2,497,008
--------------------------------------------------------------------------------
        1,000,000  General Electric Capital Corp.,
                   1.06%, 7/12/04                                       998,635
--------------------------------------------------------------------------------
        1,000,000  General Electric Capital Corp.,
                   1.21%, 9/3/04                                        996,582
--------------------------------------------------------------------------------
        3,000,000  Govco Incorporated, 1.22%,
                   8/23/04                                            2,991,126
--------------------------------------------------------------------------------
        3,000,000  HBOS Treasury Services plc,
                   1.17%, 8/13/04                                     2,992,353
--------------------------------------------------------------------------------
        3,000,000  ING (US) Funding LLC, 1.07%,
                   7/22/04                                            2,994,857
--------------------------------------------------------------------------------
        2,500,000  Old Line Funding Corp., 1.04%,
                   6/10/04                                            2,499,053
--------------------------------------------------------------------------------
        2,500,000  Societe Generale, 1.09%,
                   6/4/04                                             2,499,490
--------------------------------------------------------------------------------
        2,500,000  Spintab AB, 1.04%, 7/23/04                         2,495,625
--------------------------------------------------------------------------------
        2,700,000  Tannehill Capital Co. LLC,
                   1.25%, 8/20/04                                     2,692,351
--------------------------------------------------------------------------------
        3,000,000  Verizon Network Funding,
                   1.10%, 7/19/04                                     2,995,176
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $40,038,859)                                                   40,032,708
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.5%

      $ 7,000,000  FHLB, 1.875%, 6/15/06                           $  6,866,944
--------------------------------------------------------------------------------
        5,900,000  FHLMC, 2.375%, 2/15/07                             5,762,908
--------------------------------------------------------------------------------
        1,600,000  FHLMC, 4.875%, 3/15/07                             1,666,901
--------------------------------------------------------------------------------
        2,500,000  FHLMC, VRN, 1.22%, 7/21/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.07%
                   with no caps                                       2,499,503
--------------------------------------------------------------------------------
        2,100,000  FNMA, 3.50%, 9/15/04                               2,113,820
--------------------------------------------------------------------------------
          600,000  FNMA, 2.375%, 2/15/07                                586,143
--------------------------------------------------------------------------------
        1,900,000  FNMA, 6.625%, 10/15/07                             2,081,942
--------------------------------------------------------------------------------
       11,500,000  FNMA, 3.25%, 11/15/07                             11,360,102
--------------------------------------------------------------------------------
        1,700,000  FNMA, 5.75%, 2/15/08                               1,814,439
--------------------------------------------------------------------------------
          600,000  FNMA, 3.25%, 8/15/08                                 583,263
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $35,847,674)                                                   35,335,965
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 1.4%

        2,100,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     2,100,924
--------------------------------------------------------------------------------
        3,000,000  Gulf Gate Apartments, VRDN,
                   1.20%, 6/3/04 (Acquired
                   9/29/03-11/10/03, Cost
                   $3,000,000)(3)                                     3,000,000
--------------------------------------------------------------------------------
        1,600,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,419,648
--------------------------------------------------------------------------------
        1,100,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                     1,014,167
--------------------------------------------------------------------------------
        1,180,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.09%, 6/2/04 (LOC:
                   Keybank N.A.)                                      1,180,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $9,000,846)                                                     8,714,739
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(5) -- 1.3%

          208,653  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A SC,
                   4.55%, 4/25/34                                       208,624
--------------------------------------------------------------------------------
        1,500,000  Argent Securities Inc., Series
                   2003 W3, Class AF3 SEQ,
                   3.99%, 9/25/30                                     1,519,961
--------------------------------------------------------------------------------
          122,862  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       123,047
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   412,930  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.50%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $414,575)(3)                               $    407,932
--------------------------------------------------------------------------------
          426,993  Bayview Financial Acquisition
                   Trust, Series 2002 DA,
                   Class M1, VRN, 1.95%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.85% with no caps (Acquired
                   9/19/03, Cost $428,011)(3)                           429,627
--------------------------------------------------------------------------------
          452,307  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2,
                   VRN, 2.03%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                              454,282
--------------------------------------------------------------------------------
          357,491  First Franklin Non-Improvement
                   Trust, Series 2004 FF1,
                   Class N1, 4.50%, 9/25/05                             357,849
--------------------------------------------------------------------------------
          450,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             462,079
--------------------------------------------------------------------------------
          325,000  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34                                              325,000
--------------------------------------------------------------------------------
          589,361  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.75%, 6/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.65%
                   with no caps                                         590,570
--------------------------------------------------------------------------------
        1,050,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.05%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                            1,046,450
--------------------------------------------------------------------------------
          183,742  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34                             183,734
--------------------------------------------------------------------------------
          160,305  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                              161,796
--------------------------------------------------------------------------------
           93,820  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $93,820)(3)                                           94,559
--------------------------------------------------------------------------------
          205,455  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04, Cost
                   $206,482)(3)                                         206,066
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   600,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.64%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14%                         $    602,533
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            328,549
--------------------------------------------------------------------------------
        1,023,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    1,023,468
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $8,491,593)                                                     8,526,126
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(5) -- 0.8%

          111,750  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                      111,761
--------------------------------------------------------------------------------
       17,642,489  Banc of America Commercial
                   Mortgage Inc. STRIPS --
                   INTEREST, Series 2004-1,
                   Class XP, VRN, 0.99%, 6/1/04                         602,191
--------------------------------------------------------------------------------
       10,249,241  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.03%, 6/1/04                          426,266
--------------------------------------------------------------------------------
          365,698  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       376,015
--------------------------------------------------------------------------------
        1,507,986  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.50%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                 1,512,495
--------------------------------------------------------------------------------
          706,353  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             721,284
--------------------------------------------------------------------------------
          590,949  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      605,706
--------------------------------------------------------------------------------
          139,155  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                  141,185
--------------------------------------------------------------------------------
          369,122  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       382,210
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $4,844,151)                                                     4,879,113
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 0.4%

      $   928,000  CATS, 1.17%, 8/15/04(8)                         $    925,583
--------------------------------------------------------------------------------
        1,656,893  TR, 1.30%, 11/15/04(8)                             1,645,499
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(COST $2,572,980)                                                     2,571,082
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.2%

        1,200,000  Province of Ontario, 3.50%,
                   9/17/07
(Cost $1,195,311)                                                     1,192,402
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 8.2%

Repurchase Agreement, Merrill Lynch & Co.,
Inc. (U.S. Treasury obligations), in a joint
trading account at 0.90%, dated 5/28/04,
due 6/1/04 (Delivery value $22,802,280)(9)                         $ 22,800,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.92%, dated 5/28/04, due 6/1/04
(Delivery value $30,203,087)(9)                                      30,200,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $53,000,000)                                                   53,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $605,991,564)                                                $643,204,894
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

AMBAC = AMBAC Assurance Corporation

CATS = Certificates of Accrual of Treasury Securities

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective May 31, 2004.

(1)  Category is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at May 31, 2004, was
     $11,967,838, which represented 2.0% of net assets.

(4)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(5)  Final maturity indicated, unless otherwise noted.

(6)  Forward commitment.

(7)  The rate indicated is the yield to maturity at purchase.

(8)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(9)  Security, or a portion thereof, has been segregated for forward commitments.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   14.50%       5.10%       7.82%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                    18.33%      -1.52%       8.71%(1)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX             -0.44%       6.76%       6.75%(1)        --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                        0.94%       3.05%       3.80%(1)        --
--------------------------------------------------------------------------------
Institutional Class              14.53%        --         1.87%         8/1/00
--------------------------------------------------------------------------------
Advisor Class                    14.04%       4.86%       7.36%         10/2/96
--------------------------------------------------------------------------------
C Class                          13.57%        --         5.57%         10/2/01
--------------------------------------------------------------------------------
R Class                            --          --         9.65%(2)      8/29/03
--------------------------------------------------------------------------------

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
------------------------------------------------------------------------------------------------------------
                        1996*    1997      1998      1999      2000      2001      2002      2003      2004
------------------------------------------------------------------------------------------------------------
Investor Class          3.11%   10.92%    20.24%     5.76%    18.70%    -0.51%    -3.38%    -1.83%    14.50%
------------------------------------------------------------------------------------------------------------
S&P 500 Index           5.09%   29.41%    30.69%    21.03%    10.48%   -10.55%   -13.85%    -8.06%    18.33%
------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index        -1.45%    8.32%    10.91%     4.35%     2.11%    13.12%     8.10%    11.58%    -0.44%
------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index              1.26%    5.15%     5.13%     4.58%     5.29%     5.43%     2.30%     1.38%     0.94%
------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

BY JEFF TYLER AND BRIAN HOWELL, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Moderate returned 4.48%* for the six months ended May 31,
2004. U.S. stock gains were primarily responsible for the portfolio's performance; U.S. bond returns were relatively flat.

Strategic Allocation: Moderate allocates holdings over time with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash-equivalent investments.
Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio to reset near its neutral mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC SUMMARY

The economic data released during the period pointed to solid economic growth.
Heading a long list of positive economic news were big job gains beginning in
March. In addition, corporate profit growth was strong, the housing market remained hot, and consumers kept right on spending. But as economic growth began to heat up, so did inflation--the consumer price index in May showed the largest monthly increase in more than three years. So while growth was solid, the higher inflation data suggest the Federal Reserve will have to raise interest rates to cool off the economy.

STOCK REVIEW

The U.S. stock market had solid gains for the six months, though it traveled a bumpy road. For example, the S&P 500 stock index hit a more-than-20-month high in January, but declined as interest rates rose in April and May. Higher interest rates are bad for stocks because they increase the attractiveness of alternative investments such as bonds, and because they hurt expectations for future economic growth and corporate earnings. For the six months, the S&P 500 returned 6.79%.

In this environment, value-oriented stocks outperformed growth shares, though investor preference by size wasn't as clear cut. The portfolio main-

ASSET ALLOCATION
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       45.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        27.5%
--------------------------------------------------------------------------------
Foreign Stocks                                                    16.5%
--------------------------------------------------------------------------------
Money Market Securities                                           10.9%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.1%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   34.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          24.7%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        23.4%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 10.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            2.7%
--------------------------------------------------------------------------------
Municipal Bonds                                                    1.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                1.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

tained exposure to all of these market segments through its broadly diversified equity allocation.

Many markets around the world also advanced during the period. Strategic
Allocation: Moderate's largest international holdings were in Europe and Asia, with smaller weightings in the developing economies of South America and Africa.
International shares performed very well--for example, the MSCI EAFE index returned 10.32% for the six months--helping boost the portfolio's performance.

BOND REVIEW

In the bond market, worries about higher inflation and interest rates took their toll late in the period, eating into what had been solid gains from December to the end of March. As a result, the Lehman Brothers U.S. Aggregate Index--a broad measure of bond market performance--returned just 0.60% for the six months ended in May.

The change in the benchmark 10-year Treasury note yield illustrates the bond market's performance. The note yield fell to 3.68% by mid-March, before reversing course to finish May at 4.65%. Bond prices and yields move in opposite directions, so increasing yields and falling prices made April the worst month for bonds since last July's big sell-off.

Mortgage-backed bonds, which typically offer high yields, held up best. For the six months, the mortgage portion of the Lehman index returned 0.96%. Corporate bonds were next at 0.43%, while Treasury bonds returned 0.28%, according to
Lehman Brothers.

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to seek long-term capital growth with some regular income from a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Bank of America Corp.                        1.8%                  0.8%
--------------------------------------------------------------------------------
Citigroup Inc.                               1.8%                  0.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            1.8%                  0.8%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.8%                  0.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                               1.6%                  0.7%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          2.7%                  0.4%
--------------------------------------------------------------------------------
Samsung Electronics
ORD                                          2.4%                  0.4%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         2.3%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                              1.7%                  0.3%
--------------------------------------------------------------------------------
Total SA Cl B ORD                            1.4%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            47.4%
--------------------------------------------------------------------------------
Asia/Pacific                                                      37.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         11.4%
--------------------------------------------------------------------------------
Africa                                                             4.0%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.3%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
           26,600  Boeing Co.                                    $    1,218,280
--------------------------------------------------------------------------------
           73,900  Honeywell International Inc.                       2,490,507
--------------------------------------------------------------------------------
            9,000  L-3 Communications
                   Holdings, Inc.                                       573,660
--------------------------------------------------------------------------------
           19,100  Lockheed Martin Corp.                                946,214
--------------------------------------------------------------------------------
           48,700  Raytheon Company                                   1,619,275
--------------------------------------------------------------------------------
           40,200  Rockwell Collins                                   1,207,608
--------------------------------------------------------------------------------
           18,000  United Technologies Corp.                          1,522,980
--------------------------------------------------------------------------------
                                                                      9,578,524
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
           44,200  CNF Inc.                                           1,722,916
--------------------------------------------------------------------------------
           25,000  Expeditors International of
                   Washington, Inc.                                   1,136,000
--------------------------------------------------------------------------------
            2,622  FedEx Corporation                                    192,927
--------------------------------------------------------------------------------
           15,400  Ryder System, Inc.                                   572,110
--------------------------------------------------------------------------------
           20,760  United Parcel Service, Inc.
                   Cl B                                               1,488,907
--------------------------------------------------------------------------------
           52,000  Yamato Transport Co. Ltd.
                   ORD                                                  740,566
--------------------------------------------------------------------------------
                                                                      5,853,426
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
           21,891  Southwest Airlines Co.                               339,529
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
           37,700  AAPICO Hitech Public
                   Company Limited ORD                                   22,310
--------------------------------------------------------------------------------
           19,270  Continental AG ORD                                   864,856
--------------------------------------------------------------------------------
           23,100  Superior Industries
                   International, Inc.                                  754,215
--------------------------------------------------------------------------------
           38,900  TRW Automotive Holdings
                   Corp.(2)                                             763,996
--------------------------------------------------------------------------------
                                                                      2,405,377
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
          294,970  Ford Motor Company                                 4,380,305
--------------------------------------------------------------------------------
           25,100  General Motors Corp.                               1,139,289
--------------------------------------------------------------------------------
           45,400  Harley-Davidson, Inc.                              2,610,046
--------------------------------------------------------------------------------
           18,360  Hyundai Motor Co. Ltd. ORD                           703,852
--------------------------------------------------------------------------------
       62,633,000  Otokar Otobus Kaosfri AS
                   ORD(2)                                               235,682
--------------------------------------------------------------------------------
            5,800  Toyota Motor Corp. ADR                               419,630
--------------------------------------------------------------------------------
           59,000  Toyota Motor Corp. ORD                             2,140,784
--------------------------------------------------------------------------------
           38,000  Yamaha Motor Co. Ltd. ORD                            546,353
--------------------------------------------------------------------------------
                                                                     12,175,941
--------------------------------------------------------------------------------
BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
           61,364  Adolph Coors Company Cl B                          3,954,910
--------------------------------------------------------------------------------
           17,700  Anheuser-Busch Companies,
                   Inc.                                                 942,879
--------------------------------------------------------------------------------
          129,554  Cia Cervecerias Unidas SA
                   ORD                                                  515,347
--------------------------------------------------------------------------------
          168,931  Coca-Cola Enterprises                              4,654,048
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           85,760  Diageo plc ORD                                $    1,137,121
--------------------------------------------------------------------------------
           28,800  Pepsi Bottling Group Inc.                            835,200
--------------------------------------------------------------------------------
           43,994  PepsiAmericas Inc.                                   934,433
--------------------------------------------------------------------------------
           70,500  PepsiCo, Inc.                                      3,762,585
--------------------------------------------------------------------------------
           10,020  Pernod-Ricard SA ORD                               1,254,285
--------------------------------------------------------------------------------
           14,220  Quilmes Industrial SA ADR(2)                         232,355
--------------------------------------------------------------------------------
           69,400  SABMiller plc ORD                                    837,494
--------------------------------------------------------------------------------
                                                                     19,060,657
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
           35,100  Alkermes Inc.(2)                                     505,440
--------------------------------------------------------------------------------
           55,153  Amgen Inc.(2)                                      3,016,869
--------------------------------------------------------------------------------
           22,300  Celgene Corp.(2)                                   1,271,100
--------------------------------------------------------------------------------
           24,600  ImClone Systems Inc.(2)                            1,820,400
--------------------------------------------------------------------------------
           60,354  Ligand Pharmaceuticals Inc.(2)                     1,233,636
--------------------------------------------------------------------------------
           13,700  Neurocrine Biosciences Inc.(2)                       784,873
--------------------------------------------------------------------------------
          113,437  QLT Inc.(2)                                        2,620,395
--------------------------------------------------------------------------------
                                                                     11,252,713
--------------------------------------------------------------------------------
BUILDING PRODUCTS(1)
--------------------------------------------------------------------------------
           17,700  Masco Corp.                                          512,415
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.4%
--------------------------------------------------------------------------------
           49,070  Credit Suisse Group ORD(2)                         1,685,790
--------------------------------------------------------------------------------
           40,600  Edwards (A.G.), Inc.                               1,518,440
--------------------------------------------------------------------------------
           17,650  Goldman Sachs Group, Inc.
                   (The)                                              1,657,512
--------------------------------------------------------------------------------
          118,939  J.P. Morgan Chase & Co.                            4,381,713
--------------------------------------------------------------------------------
            6,365  Lehman Brothers Holdings
                   Inc.                                                 481,512
--------------------------------------------------------------------------------
           67,347  Man Group plc ORD                                  2,015,364
--------------------------------------------------------------------------------
           41,900  Merrill Lynch & Co., Inc.                          2,379,920
--------------------------------------------------------------------------------
           56,269  Morgan Stanley                                     3,010,954
--------------------------------------------------------------------------------
           28,100  Northern Trust Corp.                               1,206,895
--------------------------------------------------------------------------------
           28,047  UBS AG ORD                                         2,012,150
--------------------------------------------------------------------------------
                                                                     20,350,250
--------------------------------------------------------------------------------
CHEMICALS -- 0.9%
--------------------------------------------------------------------------------
          104,550  Aeci Ltd. ORD                                        511,098
--------------------------------------------------------------------------------
            9,800  Air Products & Chemicals,
                   Inc.                                                 489,706
--------------------------------------------------------------------------------
           21,500  Alpha Bank A.E. ORD                                  743,096
--------------------------------------------------------------------------------
           17,700  Ecolab Inc.                                          540,027
--------------------------------------------------------------------------------
           11,500  International Flavors &
                   Fragrances Inc.                                      413,770
--------------------------------------------------------------------------------
           28,000  JSR Corp. ORD                                        596,880
--------------------------------------------------------------------------------
            8,345  Minerals Technologies Inc.                           479,838
--------------------------------------------------------------------------------
          135,225  Monsanto Co.                                       4,665,262
--------------------------------------------------------------------------------
           25,500  PPG Industries, Inc.                               1,524,900
--------------------------------------------------------------------------------
           13,600  Rohm and Haas Co.                                    524,144
--------------------------------------------------------------------------------
        3,016,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     948,160
--------------------------------------------------------------------------------
          270,000  Toray Industries Inc. ORD                          1,244,194
--------------------------------------------------------------------------------
                                                                     12,681,075
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.7%
--------------------------------------------------------------------------------
           31,620  Alpha Bank A.E. ORD                           $      827,153
--------------------------------------------------------------------------------
           80,070  Anglo Irish Bank Corporation
                   ORD                                                1,271,211
--------------------------------------------------------------------------------
          319,400  Bangkok Bank Public
                   Company Limited ORD(2)                               728,505
--------------------------------------------------------------------------------
          141,324  Bank of America Corp.                             11,748,264
--------------------------------------------------------------------------------
          130,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  742,925
--------------------------------------------------------------------------------
           42,500  Bank One Corp.                                     2,059,125
--------------------------------------------------------------------------------
        3,505,000  Bank Rakyat Indonesia ORD(2)                         642,426
--------------------------------------------------------------------------------
           28,100  BB&T Corporation                                   1,058,808
--------------------------------------------------------------------------------
           10,100  Comerica Inc.                                        571,761
--------------------------------------------------------------------------------
        1,472,000  Commerce Asset Holdings
                   Bhd ORD                                            1,890,358
--------------------------------------------------------------------------------
           45,240  Commonwealth Bank of
                   Australia ORD                                      1,060,953
--------------------------------------------------------------------------------
           17,400  Corporation Bank ORD                                 111,541
--------------------------------------------------------------------------------
           71,234  Credit Agricole SA ORD                             1,751,200
--------------------------------------------------------------------------------
           10,318  East West BanCorp, Inc.                              625,993
--------------------------------------------------------------------------------
           12,690  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  1,960,454
--------------------------------------------------------------------------------
           87,060  Hana Bank ORD                                      1,933,837
--------------------------------------------------------------------------------
          346,370  Israel Discount Bank Ltd.
                   Cl A ORD(2)                                          366,856
--------------------------------------------------------------------------------
           35,300  KeyCorp                                            1,108,773
--------------------------------------------------------------------------------
           24,100  Marshall & Ilsley Corp.                              991,715
--------------------------------------------------------------------------------
           11,900  Mercantile Bankshares
                   Corporation                                          555,611
--------------------------------------------------------------------------------
              110  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      947,932
--------------------------------------------------------------------------------
          145,307  National City Corp.                                5,156,945
--------------------------------------------------------------------------------
          159,720  Nedcor Ltd. ORD                                    1,534,589
--------------------------------------------------------------------------------
           27,700  PNC Financial Services Group                       1,529,317
--------------------------------------------------------------------------------
           43,751  Royal Bank of Scotland
                   Group plc ORD                                      1,319,668
--------------------------------------------------------------------------------
          116,440  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,882,413
--------------------------------------------------------------------------------
           19,030  Societe Generale Cl A ORD                          1,612,883
--------------------------------------------------------------------------------
           43,280  Standard Chartered plc ORD                           713,763
--------------------------------------------------------------------------------
              420  Sumitomo Mitsui Financial
                   Group Inc. ORD                                     3,017,417
--------------------------------------------------------------------------------
           47,600  SunTrust Banks, Inc.                               3,097,808
--------------------------------------------------------------------------------
        1,773,000  Taishin Financial Holdings Co.
                   Ltd. ORD                                           1,606,499
--------------------------------------------------------------------------------
           20,300  TCF Financial Corp.                                1,132,334
--------------------------------------------------------------------------------
           68,900  U.S. Bancorp                                       1,936,090
--------------------------------------------------------------------------------
          809,000  Union Bank of India ORD(2)                         1,002,451
--------------------------------------------------------------------------------
          119,586  Wachovia Corp.                                     5,645,655
--------------------------------------------------------------------------------
           51,300  Wells Fargo & Co.                                  3,016,440
--------------------------------------------------------------------------------
           15,500  Zions Bancorporation                                 950,150
--------------------------------------------------------------------------------
                                                                     68,109,823
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
           16,219  Apollo Group Inc. Cl A(2)                     $    1,521,342
--------------------------------------------------------------------------------
           32,129  Career Education Corp.(2)                          2,183,808
--------------------------------------------------------------------------------
           88,739  Cendant Corporation                                2,035,673
--------------------------------------------------------------------------------
           71,150  Copart Inc.(2)                                     1,753,848
--------------------------------------------------------------------------------
           98,666  Corinthian Colleges, Inc.(2)                       2,803,101
--------------------------------------------------------------------------------
           81,085  Equifax Inc.                                       1,987,393
--------------------------------------------------------------------------------
           50,300  Monster Worldwide Inc.(2)                          1,273,093
--------------------------------------------------------------------------------
           27,500  R. R. Donnelley & Sons
                   Company                                              832,150
--------------------------------------------------------------------------------
           47,600  Republic Services, Inc. Cl A                       1,373,260
--------------------------------------------------------------------------------
            9,500  Strayer Education Inc.                             1,107,605
--------------------------------------------------------------------------------
          117,000  Toppan Printing Co. Ltd. ORD                       1,427,476
--------------------------------------------------------------------------------
            5,583  United Stationers Inc.(2)                            210,535
--------------------------------------------------------------------------------
           42,671  Waste Management, Inc.                             1,227,218
--------------------------------------------------------------------------------
                                                                     19,736,502
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
           90,100  Andrew Corporation(2)                              1,770,465
--------------------------------------------------------------------------------
           17,714  Aspect Communications
                   Corporation(2)                                       227,448
--------------------------------------------------------------------------------
          341,878  Cisco Systems Inc.(2)                              7,572,598
--------------------------------------------------------------------------------
          221,000  Gemtek Technology Corp.
                   ORD(2)                                               500,615
--------------------------------------------------------------------------------
           54,700  Juniper Networks, Inc.(2)                          1,143,777
--------------------------------------------------------------------------------
          164,513  Motorola, Inc.                                     3,252,422
--------------------------------------------------------------------------------
           53,400  Nokia Oyj ADR                                        733,716
--------------------------------------------------------------------------------
           34,700  QUALCOMM Inc.                                      2,327,329
--------------------------------------------------------------------------------
           26,826  Research In Motion Ltd.(2)                         3,219,120
--------------------------------------------------------------------------------
          598,220  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                           1,669,145
--------------------------------------------------------------------------------
                                                                     22,416,635
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.1%
--------------------------------------------------------------------------------
           58,390  Dell Inc.(2)                                       2,054,160
--------------------------------------------------------------------------------
          162,511  Hewlett-Packard Co.                                3,451,734
--------------------------------------------------------------------------------
          114,738  International Business
                   Machines Corp.                                    10,164,639
--------------------------------------------------------------------------------
           54,000  Seagate Technology                                   664,200
--------------------------------------------------------------------------------
            3,935  Storage Technology Corp.(2)                          111,164
--------------------------------------------------------------------------------
                                                                     16,445,897
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
           16,508  ACS, Actividades de
                   Construccion y Servicios,
                   SA ORD                                               806,214
--------------------------------------------------------------------------------
          176,710  E&O Property Development
                   Bhd ORD(2)                                            13,486
--------------------------------------------------------------------------------
        2,468,200  E&O Property Development
                   Bhd Cl B ORD(2)                                      441,678
--------------------------------------------------------------------------------
          534,670  Empresas ICA Sociedad
                   Controladora SA de CV ORD(2)                         164,990
--------------------------------------------------------------------------------
           11,900  Fluor Corp.                                          480,998
--------------------------------------------------------------------------------
           23,180  Grupo Ferrovial SA ORD                               912,385
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,550  Vinci SA ORD                                  $    1,110,098
--------------------------------------------------------------------------------
                                                                      3,929,849
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
           17,290  Cemex SA de CV ADR                                   507,289
--------------------------------------------------------------------------------
           35,537  CRH plc ORD                                          751,680
--------------------------------------------------------------------------------
           12,000  Lafarge SA ORD                                     1,036,109
--------------------------------------------------------------------------------
           55,200  Martin Marietta Materials, Inc.                    2,364,216
--------------------------------------------------------------------------------
           85,360  Siam Cement Public
                   Company Limited (The) ORD                            450,426
--------------------------------------------------------------------------------
                                                                      5,109,720
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
           67,585  American Express Co.                               3,426,559
--------------------------------------------------------------------------------
            8,693  Capital One Financial Corp.                          609,032
--------------------------------------------------------------------------------
           19,601  CompuCredit Corp.(2)                                 343,802
--------------------------------------------------------------------------------
           57,121  MBNA Corporation                                   1,450,873
--------------------------------------------------------------------------------
           10,500  ORIX Corporation ORD                               1,067,716
--------------------------------------------------------------------------------
        2,593,400  Siam Industrial Credit Public
                   Company Limited ORD                                  450,831
--------------------------------------------------------------------------------
                                                                      7,348,813
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            9,900  Genuine Parts Company                                372,636
--------------------------------------------------------------------------------
          390,000  Li & Fung Limited ORD                                578,004
--------------------------------------------------------------------------------
                                                                        950,640
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
           60,334  Standard and Poor's 500
                   Depositary Receipt                                 6,803,865
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
            3,827  Ainax AB ORD(2)                                      118,075
--------------------------------------------------------------------------------
          355,400  AMMB Holdings Bhd ORD                                323,601
--------------------------------------------------------------------------------
          245,875  Citigroup Inc.                                    11,415,976
--------------------------------------------------------------------------------
           59,494  ING Groep N.V. ORD                                 1,342,702
--------------------------------------------------------------------------------
           20,992  Principal Financial Group                            733,670
--------------------------------------------------------------------------------
                                                                     13,934,024
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
--------------------------------------------------------------------------------
           27,522  ALLTEL Corp.                                       1,393,439
--------------------------------------------------------------------------------
           55,712  AT&T Corp.                                           923,705
--------------------------------------------------------------------------------
          134,599  BellSouth Corp.                                    3,359,591
--------------------------------------------------------------------------------
           22,704  CenturyTel Inc.                                      678,623
--------------------------------------------------------------------------------
           10,700  Commonwealth Telephone
                   Enterprise Inc.(2)                                   453,680
--------------------------------------------------------------------------------
        2,012,500  PT Indonesian Satellite Corp
                   Tbk ORD                                              862,500
--------------------------------------------------------------------------------
          104,090  SBC Communications Inc.                            2,466,933
--------------------------------------------------------------------------------
          266,835  Sprint Corp.                                       4,738,989
--------------------------------------------------------------------------------
           34,960  Tele Norte Leste
                   Participacoes SA ADR                                 395,747
--------------------------------------------------------------------------------
          123,340  Telecom Argentina SA ADR(2)                        1,044,690
--------------------------------------------------------------------------------
          111,456  Telefonica SA ORD                                  1,617,054
--------------------------------------------------------------------------------
          115,330  Telenor ASA ORD                                      826,640
--------------------------------------------------------------------------------
          167,070  Telkom SA Limited ORD                              2,028,982
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

        7,066,853  Uralsvyazinform ORD                           $      272,781
--------------------------------------------------------------------------------
          144,584  Verizon Communications                             4,999,714
--------------------------------------------------------------------------------
          332,230  VolgaTelecom ORD                                   1,003,335
--------------------------------------------------------------------------------
                                                                     27,066,403
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%
--------------------------------------------------------------------------------
           24,200  Ameren Corp.                                       1,069,640
--------------------------------------------------------------------------------
        1,488,000  Beijing Datang Power
                   Generation Company Ltd.
                   ORD                                                1,241,082
--------------------------------------------------------------------------------
          177,371  CenterPoint Energy, Inc.                           1,922,702
--------------------------------------------------------------------------------
        3,696,360  Colbun SA ORD                                        327,338
--------------------------------------------------------------------------------
          158,361  Edison International                               3,822,835
--------------------------------------------------------------------------------
           56,600  Exelon Corporation                                 1,884,780
--------------------------------------------------------------------------------
           34,600  FPL Group, Inc.                                    2,205,750
--------------------------------------------------------------------------------
          984,000  Huaneng Power International,
                   Inc. ORD                                             915,413
--------------------------------------------------------------------------------
           34,400  PPL Corporation                                    1,484,360
--------------------------------------------------------------------------------
           19,000  Public Power Corporation
                   ORD                                                  474,749
--------------------------------------------------------------------------------
           24,800  Reliance Energy Ltd. ORD                             271,929
--------------------------------------------------------------------------------
          122,895  TXU Corp.                                          4,592,585
--------------------------------------------------------------------------------
           22,800  Wisconsin Energy Corp.                               725,268
--------------------------------------------------------------------------------
                                                                     20,938,431
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          296,134  ABB Limited ORD(2)                                 1,654,248
--------------------------------------------------------------------------------
          170,370  Elektrim SA ORD(2)                                   440,070
--------------------------------------------------------------------------------
           29,000  Emerson Electric Co.                               1,731,300
--------------------------------------------------------------------------------
            8,235  Gamesa ORD                                           369,293
--------------------------------------------------------------------------------
           20,250  Schneider SA ORD                                   1,362,640
--------------------------------------------------------------------------------
           19,096  Thomas & Betts Corp.                                 467,088
--------------------------------------------------------------------------------
                                                                      6,024,639
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
           88,100  Amphenol Corp. Cl A(2)                             2,872,059
--------------------------------------------------------------------------------
           82,133  Arrow Electronics, Inc.(2)                         2,236,482
--------------------------------------------------------------------------------
           58,135  Avnet Inc.(2)                                      1,360,359
--------------------------------------------------------------------------------
           59,400  AVX Corp.                                            940,896
--------------------------------------------------------------------------------
          216,550  Career Technology Company
                   Limited ORD(2)                                       402,823
--------------------------------------------------------------------------------
          351,000  Coretronic Corp. ORD                                 494,960
--------------------------------------------------------------------------------
           21,300  Hoya Corp. ORD                                     2,204,581
--------------------------------------------------------------------------------
           23,440  LG Micron Ltd. ORD                                 1,338,854
--------------------------------------------------------------------------------
           34,000  Omron Corp. ORD                                      747,914
--------------------------------------------------------------------------------
           92,150  Optimax Technology
                   Corporation ORD                                      373,245
--------------------------------------------------------------------------------
           20,304  Orbotech, Ltd.(2)                                    393,695
--------------------------------------------------------------------------------
           15,470  Samsung Electro-Mechanics
                   Co. Ltd. ORD(2)                                      484,267
--------------------------------------------------------------------------------
            9,300  Samsung SDI Co. Ltd. ORD                           1,024,914
--------------------------------------------------------------------------------
          518,000  Tripod Technology Corp. ORD(2)                       752,211
--------------------------------------------------------------------------------
           12,300  Waters Corp.(2)                                      566,784
--------------------------------------------------------------------------------
                                                                     16,194,044
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           13,000  BJ Services Co.(2)                            $      544,570
--------------------------------------------------------------------------------
           10,300  Diamond Offshore Drilling, Inc.                      232,677
--------------------------------------------------------------------------------
           12,300  Global SantaFe Corp.                                 309,099
--------------------------------------------------------------------------------
           27,440  Nabors Industries Ltd.(2)                          1,136,016
--------------------------------------------------------------------------------
           74,420  Saipem SpA ORD                                       678,005
--------------------------------------------------------------------------------
           40,308  Schlumberger Ltd.                                  2,304,409
--------------------------------------------------------------------------------
           15,400  Smith International, Inc.(2)                         768,922
--------------------------------------------------------------------------------
                                                                      5,973,698
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.1%
--------------------------------------------------------------------------------
            7,801  7-Eleven Inc.(2)                                     133,943
--------------------------------------------------------------------------------
           23,200  CVS Corp.                                            966,976
--------------------------------------------------------------------------------
           30,000  Ito-Yokado Co., Ltd. ORD                           1,221,880
--------------------------------------------------------------------------------
           51,500  Kroger Co. (The)(2)                                  859,535
--------------------------------------------------------------------------------
          341,000  Lifestyle International
                   Holdings Ltd. ORD(2)                                 380,678
--------------------------------------------------------------------------------
           21,930  Metro AG ORD(2)                                    1,061,639
--------------------------------------------------------------------------------
          111,504  Supervalu Inc.                                     3,458,854
--------------------------------------------------------------------------------
          445,820  Tesco plc ORD                                      2,033,022
--------------------------------------------------------------------------------
          303,320  Wal-Mart de Mexico SA de
                   CV Series V ORD                                      909,402
--------------------------------------------------------------------------------
           40,800  Whole Foods Market, Inc.                           3,508,800
--------------------------------------------------------------------------------
          433,000  Wumart Stores Inc. Cl H ORD(2)                       847,309
--------------------------------------------------------------------------------
                                                                     15,382,038
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
          146,940  Cadbury Schweppes plc ORD                          1,251,343
--------------------------------------------------------------------------------
           36,100  Campbell Soup Company                                920,911
--------------------------------------------------------------------------------
           38,937  Corn Products International
                   Inc.                                               1,689,087
--------------------------------------------------------------------------------
           31,300  H.J. Heinz Company                                 1,168,742
--------------------------------------------------------------------------------
           83,800  Kraft Foods Inc.                                   2,502,268
--------------------------------------------------------------------------------
          673,000  Lian HWA Food Corp. ORD(2)                           211,007
--------------------------------------------------------------------------------
           36,900  McCormick & Company,
                   Incorporated                                       1,308,105
--------------------------------------------------------------------------------
          734,000  MK Land Holdings Bhd ORD                             552,432
--------------------------------------------------------------------------------
            5,670  Nestle SA ORD                                      1,475,078
--------------------------------------------------------------------------------
          859,000  People's Food Holdings Ltd.
                   ORD                                                  682,689
--------------------------------------------------------------------------------
           25,820  Royal Numico N.V. ORD(2)                             820,796
--------------------------------------------------------------------------------
           39,900  Sara Lee Corp.                                       913,710
--------------------------------------------------------------------------------
           21,600  Smithfield Foods Inc.(2)                             626,184
--------------------------------------------------------------------------------
          199,829  Tyson Foods, Inc. Cl A                             4,100,490
--------------------------------------------------------------------------------
           39,100  Unilever N.V. New York Shares                      2,579,426
--------------------------------------------------------------------------------
                                                                     20,802,268
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           51,300  AGL Resources Inc.                                 1,446,660
--------------------------------------------------------------------------------
           40,900  NiSource Inc.                                        828,634
--------------------------------------------------------------------------------
            5,552  UGI Corp.                                            178,164
--------------------------------------------------------------------------------
           40,200  WGL Holdings Inc.                                  1,105,902
--------------------------------------------------------------------------------
                                                                      3,559,360
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
--------------------------------------------------------------------------------
           28,880  Alcon, Inc.                                   $    2,265,925
--------------------------------------------------------------------------------
            8,800  American Medical Systems
                   Holdings, Inc.(2)                                    275,704
--------------------------------------------------------------------------------
           41,100  Apogent Technologies Inc.(2)                       1,324,242
--------------------------------------------------------------------------------
           24,900  Bard (C.R.), Inc.                                  2,793,033
--------------------------------------------------------------------------------
          103,100  Baxter International, Inc.                         3,241,464
--------------------------------------------------------------------------------
           13,700  Beckman Coulter Inc.                                 828,850
--------------------------------------------------------------------------------
           71,027  Becton Dickinson & Co.                             3,574,079
--------------------------------------------------------------------------------
           98,558  Boston Scientific Corp.(2)                         4,366,119
--------------------------------------------------------------------------------
           12,890  Cie Generale D'Optique
                   Essilor International SA ORD                         799,689
--------------------------------------------------------------------------------
           53,800  Fisher Scientific International(2)                 3,088,658
--------------------------------------------------------------------------------
           22,700  Guidant Corp.                                      1,233,518
--------------------------------------------------------------------------------
           67,809  Hospira Inc.(2)                                    1,738,623
--------------------------------------------------------------------------------
           14,700  Inamed Corp.(2)                                      875,385
--------------------------------------------------------------------------------
           61,700  Medtronic, Inc.                                    2,955,430
--------------------------------------------------------------------------------
           36,600  Mentor Corp.                                       1,173,030
--------------------------------------------------------------------------------
           16,077  Respironics, Inc.(2)                                 855,136
--------------------------------------------------------------------------------
          283,170  Smith & Nephew plc ORD                             2,966,378
--------------------------------------------------------------------------------
            9,400  St. Jude Medical, Inc.(2)                            716,844
--------------------------------------------------------------------------------
            9,200  Synthes, Inc. ORD                                  1,082,914
--------------------------------------------------------------------------------
                                                                     36,155,021
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
           28,200  Aetna Inc.                                         2,289,839
--------------------------------------------------------------------------------
           49,911  AmerisourceBergen Corp.                            2,993,661
--------------------------------------------------------------------------------
            6,302  Andrx Corp.(2)                                       173,179
--------------------------------------------------------------------------------
            6,439  Anthem, Inc.(2)                                      570,045
--------------------------------------------------------------------------------
           12,700  CIGNA Corp.                                          861,060
--------------------------------------------------------------------------------
           46,659  Coventry Health Care Inc.(2)                       2,150,047
--------------------------------------------------------------------------------
           11,900  DaVita Inc.(2)                                       552,398
--------------------------------------------------------------------------------
           47,800  HCA Inc.                                           1,856,074
--------------------------------------------------------------------------------
           15,408  Humana Inc.(2)                                       263,015
--------------------------------------------------------------------------------
            2,030  UnitedHealth Group
                   Incorporated                                         132,458
--------------------------------------------------------------------------------
           22,400  Universal Health Services,
                   Inc. Cl B                                            985,824
--------------------------------------------------------------------------------
                                                                     12,827,600
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
           26,711  Accor SA ORD                                       1,107,803
--------------------------------------------------------------------------------
           17,300  Brinker International, Inc.(2)                       639,408
--------------------------------------------------------------------------------
          132,300  Caesars Entertainment Inc.(2)                      1,821,771
--------------------------------------------------------------------------------
           58,900  Carnival Corporation                               2,509,729
--------------------------------------------------------------------------------
           22,200  Darden Restaurants, Inc.                             499,500
--------------------------------------------------------------------------------
           98,550  Enterprise Inns plc ORD                            1,109,077
--------------------------------------------------------------------------------
           37,440  Greek Organization of
                   Football Prognostics ORD                             719,689
--------------------------------------------------------------------------------
           15,200  Harrah's Entertainment, Inc.                         781,280
--------------------------------------------------------------------------------
           13,800  International Game
                   Technology                                           542,340
--------------------------------------------------------------------------------
           32,200  Mandalay Resort Group                              1,766,170
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          222,907  McDonald's Corporation                        $    5,884,745
--------------------------------------------------------------------------------
           16,600  Outback Steakhouse, Inc.                             704,670
--------------------------------------------------------------------------------
            7,600  Speedway Motorsports Inc.                            255,512
--------------------------------------------------------------------------------
           35,700  Station Casinos Inc.                               1,650,054
--------------------------------------------------------------------------------
           70,400  WMS Industries Inc.(2)                             2,161,280
--------------------------------------------------------------------------------
                                                                     22,153,028
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.2%
--------------------------------------------------------------------------------
           63,796  Black & Decker Corporation                         3,823,294
--------------------------------------------------------------------------------
            7,300  Fortune Brands, Inc.                                 549,690
--------------------------------------------------------------------------------
           31,128  Helen of Troy Ltd.(2)                              1,040,609
--------------------------------------------------------------------------------
            8,300  Jarden Corp.(2)                                      290,500
--------------------------------------------------------------------------------
           14,346  KB Home                                              945,114
--------------------------------------------------------------------------------
          125,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      1,730,316
--------------------------------------------------------------------------------
           55,900  Newell Rubbermaid Inc.                             1,317,563
--------------------------------------------------------------------------------
            6,236  NVR, Inc.(2)                                       2,854,529
--------------------------------------------------------------------------------
          129,000  Sharp Corp. ORD                                    2,189,396
--------------------------------------------------------------------------------
           12,400  Snap-on Incorporated                                 417,012
--------------------------------------------------------------------------------
           37,705  Stanley Works (The)                                1,642,053
--------------------------------------------------------------------------------
            5,800  Whirlpool Corp.                                      385,874
--------------------------------------------------------------------------------
                                                                     17,185,950
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
            8,800  Clorox Company                                       460,768
--------------------------------------------------------------------------------
           18,131  Energizer Holdings, Inc.(2)                          822,241
--------------------------------------------------------------------------------
          219,300  Hindustan Lever Ltd. ORD                             663,045
--------------------------------------------------------------------------------
           40,426  Kimberly-Clark Corp.                               2,664,073
--------------------------------------------------------------------------------
           71,919  Procter & Gamble Co. (The)                         7,754,306
--------------------------------------------------------------------------------
           20,200  Rayovac Corporation(2)                               547,420
--------------------------------------------------------------------------------
           98,743  Reckitt Benckiser plc ORD                          2,672,785
--------------------------------------------------------------------------------
                                                                     15,584,638
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
--------------------------------------------------------------------------------
              984  3M Co.                                                83,207
--------------------------------------------------------------------------------
          250,819  General Electric Co.                               7,805,487
--------------------------------------------------------------------------------
           25,090  Siemens AG ORD                                     1,766,157
--------------------------------------------------------------------------------
           34,900  Textron Inc.                                       1,907,285
--------------------------------------------------------------------------------
          185,106  Tyco International Ltd.                            5,699,414
--------------------------------------------------------------------------------
                                                                     17,261,550
--------------------------------------------------------------------------------
INSURANCE -- 2.7%
--------------------------------------------------------------------------------
           60,204  Ace, Ltd.                                          2,479,201
--------------------------------------------------------------------------------
           56,200  Allstate Corp.                                     2,471,676
--------------------------------------------------------------------------------
           84,440  American International
                   Group, Inc.                                        6,189,452
--------------------------------------------------------------------------------
           82,573  Axa ORD                                            1,694,150
--------------------------------------------------------------------------------
           62,963  Berkley (W.R.) Corp.                               2,622,409
--------------------------------------------------------------------------------
           24,200  Chubb Corp.                                        1,630,354
--------------------------------------------------------------------------------
            9,539  Fidelity National Financial, Inc.                    358,571
--------------------------------------------------------------------------------
           53,363  First American Financial
                   Corp. (The)                                        1,385,303
--------------------------------------------------------------------------------
           48,400  Genworth Financial Inc.(2)                           943,800
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           27,540  Hartford Financial Services
                   Group Inc. (The)                              $    1,820,945
--------------------------------------------------------------------------------
           33,000  Horace Mann Educators Corp.                          558,690
--------------------------------------------------------------------------------
           19,100  Jefferson-Pilot Corp.                                980,403
--------------------------------------------------------------------------------
           30,935  Lincoln National Corp.                             1,469,103
--------------------------------------------------------------------------------
           26,200  Loews Corp.                                        1,509,906
--------------------------------------------------------------------------------
           78,100  Marsh & McLennan
                   Companies, Inc.                                    3,445,772
--------------------------------------------------------------------------------
          135,800  MetLife, Inc.                                      4,827,690
--------------------------------------------------------------------------------
            2,626  Odyssey Re Holdings Corp.                             66,307
--------------------------------------------------------------------------------
            1,352  Progressive Corp.                                    115,961
--------------------------------------------------------------------------------
           14,592  Protective Life Corporation                          539,612
--------------------------------------------------------------------------------
          162,550  QBE Insurance Group
                   Limited ORD                                        1,449,235
--------------------------------------------------------------------------------
           11,349  St. Paul Companies, Inc.                             450,328
--------------------------------------------------------------------------------
           22,000  Torchmark Corp.                                    1,192,180
--------------------------------------------------------------------------------
                                                                     38,201,048
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           14,500  Ask Jeeves, Inc.(2)                                  585,800
--------------------------------------------------------------------------------
          125,551  Earthlink Inc.(2)                                  1,260,532
--------------------------------------------------------------------------------
            4,680  NHN Corporation ORD                                  433,482
--------------------------------------------------------------------------------
           13,381  United Online, Inc.(2)                               251,429
--------------------------------------------------------------------------------
           81,013  VeriSign, Inc.(2)                                  1,469,576
--------------------------------------------------------------------------------
           80,322  Yahoo! Inc.(2)                                     2,462,672
--------------------------------------------------------------------------------
                                                                      6,463,491
--------------------------------------------------------------------------------
IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
           20,700  Accenture Ltd. Cl A(2)                               509,427
--------------------------------------------------------------------------------
           12,233  Acxiom Corp.                                         294,815
--------------------------------------------------------------------------------
           47,400  BISYS Group Inc. (The)(2)                            599,610
--------------------------------------------------------------------------------
           14,800  Certegy Inc.                                         558,404
--------------------------------------------------------------------------------
           12,468  Checkfree Corp.(2)                                   382,269
--------------------------------------------------------------------------------
           37,836  Computer Sciences Corp.(2)                         1,649,271
--------------------------------------------------------------------------------
           46,300  DST Systems, Inc.(2)                               2,224,252
--------------------------------------------------------------------------------
           42,300  Electronic Data Systems Corp.                        691,605
--------------------------------------------------------------------------------
           63,700  First Data Corp.                                   2,757,572
--------------------------------------------------------------------------------
           19,900  Fiserv, Inc.(2)                                      752,618
--------------------------------------------------------------------------------
          136,950  HCL Technologies Ltd. ORD                            903,095
--------------------------------------------------------------------------------
           33,300  Hughes Software Systems
                   ORD                                                  357,318
--------------------------------------------------------------------------------
            6,490  Infosys Technologies Ltd. ADR                        538,346
--------------------------------------------------------------------------------
                                                                     12,218,602
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          141,669  Eastman Kodak Co.                                  3,708,894
--------------------------------------------------------------------------------
           61,627  Hasbro, Inc.                                       1,211,587
--------------------------------------------------------------------------------
           34,000  Mattel, Inc.                                         594,320
--------------------------------------------------------------------------------
          377,000  O-TA Precision Industry Co
                   Ltd. ORD                                             882,268
--------------------------------------------------------------------------------
                                                                      6,397,069
--------------------------------------------------------------------------------
MACHINERY -- 0.6%
--------------------------------------------------------------------------------
           95,880  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(2)                                644,682
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            8,700  Deere & Co.                                   $      571,590
--------------------------------------------------------------------------------
           40,992  Dover Corp.                                        1,597,048
--------------------------------------------------------------------------------
           13,000  Illinois Tool Works Inc.                           1,168,440
--------------------------------------------------------------------------------
           19,800  Ingersoll-Rand Company                             1,292,940
--------------------------------------------------------------------------------
           14,800  Parker-Hannifin Corp.                                822,288
--------------------------------------------------------------------------------
           59,320  Volvo AB Cl B ORD                                  1,921,711
--------------------------------------------------------------------------------
                                                                      8,018,699
--------------------------------------------------------------------------------
MARINE(1)
--------------------------------------------------------------------------------
          420,000  Wan Hai Lines Limited ORD                            345,275
--------------------------------------------------------------------------------
MEDIA -- 1.9%
--------------------------------------------------------------------------------
           11,050  ADVO, Inc.                                           353,821
--------------------------------------------------------------------------------
          118,210  British Sky Broadcasting plc
                   ORD                                                1,328,165
--------------------------------------------------------------------------------
          189,439  Disney (Walt) Co.                                  4,446,133
--------------------------------------------------------------------------------
           77,230  EMI Group plc ORD                                    309,751
--------------------------------------------------------------------------------
           17,100  Gannett Co., Inc.                                  1,501,380
--------------------------------------------------------------------------------
            5,960  Grupo Televisa SA ADR                                251,870
--------------------------------------------------------------------------------
           15,496  McGraw-Hill Companies, Inc.
                   (The)                                              1,207,448
--------------------------------------------------------------------------------
          115,330  Naspers Ltd. ORD                                     813,781
--------------------------------------------------------------------------------
           28,100  New York Times Co. (The)
                   Cl A                                               1,310,303
--------------------------------------------------------------------------------
           75,569  PanAmSat Corp.(2)                                  1,755,468
--------------------------------------------------------------------------------
           84,080  Pearson plc ORD                                    1,023,994
--------------------------------------------------------------------------------
           33,479  Regal Entertainment Group                            716,451
--------------------------------------------------------------------------------
          340,056  Time Warner Inc.(2)                                5,794,555
--------------------------------------------------------------------------------
           93,150  United Business Media plc
                   ORD                                                  754,030
--------------------------------------------------------------------------------
           64,300  Univision Communications
                   Inc. Cl A(2)                                       2,092,965
--------------------------------------------------------------------------------
           23,600  Valassis Communications, Inc.(2)                     693,368
--------------------------------------------------------------------------------
           70,150  Vivendi Universal SA ORD(2)                        1,787,947
--------------------------------------------------------------------------------
           62,400  XM Satellite Radio Holdings Inc.(2)                1,571,232
--------------------------------------------------------------------------------
                                                                     27,712,662
--------------------------------------------------------------------------------
METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
           26,500  Alcoa Inc.                                           829,450
--------------------------------------------------------------------------------
          122,849  BHP Billiton Limited ORD                           1,055,846
--------------------------------------------------------------------------------
           18,901  China Steel Corporation GDR(2)                       337,005
--------------------------------------------------------------------------------
          280,645  Grupo Mexico SA de CV ORD(2)                         836,498
--------------------------------------------------------------------------------
          105,310  Iscor Ltd. ORD                                       550,429
--------------------------------------------------------------------------------
        1,416,000  Jiangxi Copper Co. Ltd. ORD                          608,684
--------------------------------------------------------------------------------
          147,920  KGHM Polska Miedz SA ORD(2)                        1,044,875
--------------------------------------------------------------------------------
          118,672  Kumba Resources Limited
                   ORD                                                  656,755
--------------------------------------------------------------------------------
            5,790  MMC Norilsk Nickel ADR                               318,450
--------------------------------------------------------------------------------
           14,900  Nucor Corp.                                          981,165
--------------------------------------------------------------------------------
           17,035  Phelps Dodge Corp.(2)                              1,156,676
--------------------------------------------------------------------------------
            6,030  POSCO ORD                                            744,700
--------------------------------------------------------------------------------
                                                                      9,120,533
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER(1)
--------------------------------------------------------------------------------
            3,230  Constellation Energy Group Inc.                      123,515
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
          490,410  Controladora Comercial
                   Mexicana SA de CV ORD                         $      582,542
--------------------------------------------------------------------------------
           40,000  Dollar General Corp.                                 776,000
--------------------------------------------------------------------------------
           91,147  Federated Department
                   Stores, Inc.                                       4,348,623
--------------------------------------------------------------------------------
           50,400  J.C. Penney Co. Inc. Holding
                   Company                                            1,803,312
--------------------------------------------------------------------------------
           73,500  Marui Co., Ltd. ORD                                  980,756
--------------------------------------------------------------------------------
           99,246  May Department Stores Co.
                   (The)                                              2,844,390
--------------------------------------------------------------------------------
           47,800  Next plc ORD                                       1,213,317
--------------------------------------------------------------------------------
          312,300  Organizacion Soriana SA de
                   CV Cl B ORD                                          982,868
--------------------------------------------------------------------------------
            8,901  Saks Incorporated                                    133,604
--------------------------------------------------------------------------------
           19,800  Sears, Roebuck & Co.                                 752,400
--------------------------------------------------------------------------------
           29,900  Target Corporation                                 1,336,530
--------------------------------------------------------------------------------
                                                                     15,754,342
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           45,000  Canon, Inc. ORD                                    2,224,692
--------------------------------------------------------------------------------
OIL & GAS -- 4.0%
--------------------------------------------------------------------------------
           35,300  Apache Corp.                                       1,424,708
--------------------------------------------------------------------------------
           25,600  BP plc ADR                                         1,356,800
--------------------------------------------------------------------------------
          189,710  BP plc ORD                                         1,659,870
--------------------------------------------------------------------------------
           79,288  ChevronTexaco Corp.                                7,167,635
--------------------------------------------------------------------------------
           35,539  ConocoPhillips                                     2,606,075
--------------------------------------------------------------------------------
           20,300  EOG Resources Inc.                                 1,084,629
--------------------------------------------------------------------------------
          261,445  Exxon Mobil Corp.                                 11,307,495
--------------------------------------------------------------------------------
            3,736  Kerr-McGee Corp.                                     183,998
--------------------------------------------------------------------------------
           80,460  LUKOIL ORD                                         2,216,673
--------------------------------------------------------------------------------
            4,234  Marathon Oil Corp.                                   141,162
--------------------------------------------------------------------------------
            9,200  Murphy Oil Corp.                                     600,392
--------------------------------------------------------------------------------
           21,850  Norsk Hydro ASA ORD                                1,353,298
--------------------------------------------------------------------------------
           57,200  Occidental Petroleum Corp.                         2,528,240
--------------------------------------------------------------------------------
           75,650  PetroKazakhstan Inc. Cl A
                   New York Shares                                    2,017,586
--------------------------------------------------------------------------------
            1,030  PetroKazakhstan Inc. Cl A
                   ORD                                                   27,489
--------------------------------------------------------------------------------
          144,000  Reliance Industries Ltd. ORD                       1,367,358
--------------------------------------------------------------------------------
           71,680  Repsol YPF SA ORD                                  1,519,681
--------------------------------------------------------------------------------
          127,700  Royal Dutch Petroleum Co.
                   New York Shares                                    6,396,493
--------------------------------------------------------------------------------
          724,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                           613,150
--------------------------------------------------------------------------------
           24,600  SK Corp. ORD                                       1,054,889
--------------------------------------------------------------------------------
           43,180  Sunoco, Inc.                                       2,656,865
--------------------------------------------------------------------------------
           18,160  Total SA Cl B ORD                                  3,408,743
--------------------------------------------------------------------------------
           19,928  Valero Energy Corp.                                1,317,440
--------------------------------------------------------------------------------
           30,400  Western Gas Resources Inc.                         1,681,120
--------------------------------------------------------------------------------
           43,267  XTO Energy Inc.                                    1,092,492
--------------------------------------------------------------------------------
                                                                     56,784,281
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          670,604  Chung HWA Pulp ORD                            $      364,174
--------------------------------------------------------------------------------
           40,476  Georgia-Pacific Corp.                              1,449,850
--------------------------------------------------------------------------------
           73,855  Louisiana-Pacific Corp.                            1,706,051
--------------------------------------------------------------------------------
           33,623  Potlatch Corp.                                     1,269,268
--------------------------------------------------------------------------------
           47,990  Sappi Ltd. ORD                                       670,606
--------------------------------------------------------------------------------
            9,361  Votorantim Celulose e Papel
                   SA ADR                                               292,625
--------------------------------------------------------------------------------
           20,500  Weyerhaeuser Co.                                   1,239,840
--------------------------------------------------------------------------------
           42,600  WTK Holdings Bhd ORD                                  66,142
--------------------------------------------------------------------------------
                                                                      7,058,556
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
            6,600  Avon Products, Inc.                                  585,156
--------------------------------------------------------------------------------
           53,200  Estee Lauder Companies,
                   Inc. Cl A                                          2,436,028
--------------------------------------------------------------------------------
           54,012  Gillette Company                                   2,327,377
--------------------------------------------------------------------------------
           17,600  Natura Cosmeticos SA ORD(2)                          245,753
--------------------------------------------------------------------------------
           15,500  NBTY, Inc.(2)                                        572,105
--------------------------------------------------------------------------------
           25,585  Nu Skin Enterprises Inc., Cl A                       573,104
--------------------------------------------------------------------------------
           47,661  Oriflame Cosmetics SA ORD(2)                       1,499,256
--------------------------------------------------------------------------------
                                                                      8,238,779
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.7%
--------------------------------------------------------------------------------
           70,000  Abbott Laboratories                                2,884,700
--------------------------------------------------------------------------------
           32,360  AstraZeneca plc ORD                                1,505,901
--------------------------------------------------------------------------------
          103,100  Bristol-Myers Squibb Co.                           2,605,337
--------------------------------------------------------------------------------
           72,799  Chugai Pharmaceutical Co.
                   Ltd. ORD                                           1,106,117
--------------------------------------------------------------------------------
          102,400  Elan Corp. plc ADR(2)                              2,405,376
--------------------------------------------------------------------------------
           14,400  Eli Lilly and Company                              1,060,848
--------------------------------------------------------------------------------
           15,574  Eon Labs Inc.(2)                                   1,176,304
--------------------------------------------------------------------------------
           23,506  IVAX Corp.(2)                                        572,371
--------------------------------------------------------------------------------
          172,388  Johnson & Johnson                                  9,603,736
--------------------------------------------------------------------------------
           35,482  King Pharmaceuticals, Inc.(2)                        474,040
--------------------------------------------------------------------------------
           39,400  Medicis Pharmaceutical
                   Corp. Cl A                                         1,667,408
--------------------------------------------------------------------------------
           59,220  Merck & Co., Inc.                                  2,801,106
--------------------------------------------------------------------------------
           48,739  MGI Pharma Inc.(2)                                 3,134,405
--------------------------------------------------------------------------------
           90,346  Novartis AG ORD                                    4,051,907
--------------------------------------------------------------------------------
           60,170  Perrigo Co.                                        1,231,078
--------------------------------------------------------------------------------
          227,350  Pfizer, Inc.                                       8,034,549
--------------------------------------------------------------------------------
           51,351  Roche Holding AG ORD                               5,409,251
--------------------------------------------------------------------------------
           25,600  Salix Pharmaceuticals Ltd.(2)                        772,352
--------------------------------------------------------------------------------
           28,600  Schering-Plough Corp.                                483,340
--------------------------------------------------------------------------------
           28,230  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,867,979
--------------------------------------------------------------------------------
                                                                     52,848,105
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
            9,307  Plum Creek Timber Co. Inc.                           291,495
--------------------------------------------------------------------------------
           42,000  Sun Hung Kai Properties Ltd.
                   ORD                                                  357,042
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          161,000  Urbi Desarrollos Urbanos
                   SA de CV ORD(2)                               $      489,761
--------------------------------------------------------------------------------
                                                                      1,138,298
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              649  Burlington Northern Santa
                   Fe Corp.                                              21,378
--------------------------------------------------------------------------------
           58,709  Union Pacific Corp.                                3,423,909
--------------------------------------------------------------------------------
           31,800  Yellow Roadway Corp.(2)                            1,135,578
--------------------------------------------------------------------------------
                                                                      4,580,865
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
           23,500  Analog Devices, Inc.                               1,155,025
--------------------------------------------------------------------------------
           90,300  Hynix Semiconductor Inc.
                   ORD(2)                                               840,270
--------------------------------------------------------------------------------
          217,305  Intel Corp.                                        6,204,057
--------------------------------------------------------------------------------
          331,000  King Yuan Electronics
                   Company Limited ORD(2)                               327,723
--------------------------------------------------------------------------------
           31,900  Linear Technology Corp.                            1,265,154
--------------------------------------------------------------------------------
          127,800  National Semiconductor Corp.(2)                    2,769,426
--------------------------------------------------------------------------------
          470,000  Powertech Technology Inc.
                   ORD(2)                                               923,642
--------------------------------------------------------------------------------
           12,540  Samsung Electronics ORD                            5,592,453
--------------------------------------------------------------------------------
               80  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD(2)                            139
--------------------------------------------------------------------------------
           17,833  Texas Instruments Inc.                               465,620
--------------------------------------------------------------------------------
          789,000  United Microelectronics
                   Corp. ORD(2)                                         686,499
--------------------------------------------------------------------------------
           89,200  Vitesse Semiconductor Corp.(2)                       487,032
--------------------------------------------------------------------------------
                                                                     20,717,040
--------------------------------------------------------------------------------
SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
           36,843  Activision, Inc.(2)                                  582,856
--------------------------------------------------------------------------------
           33,240  Amdocs Ltd.(2)                                       820,363
--------------------------------------------------------------------------------
           60,400  Check Point Software
                   Technologies(2)                                    1,436,312
--------------------------------------------------------------------------------
           46,300  Computer Associates
                   International, Inc.                                1,252,878
--------------------------------------------------------------------------------
           21,700  Hyperion Solutions Corp.(2)                          860,188
--------------------------------------------------------------------------------
          428,633  Microsoft Corporation                             11,294,480
--------------------------------------------------------------------------------
           98,200  Network Associates Inc.(2)                         1,635,030
--------------------------------------------------------------------------------
           53,547  Novell, Inc.(2)                                      487,813
--------------------------------------------------------------------------------
          173,500  Oracle Corp.(2)                                    1,964,020
--------------------------------------------------------------------------------
           21,300  Red Hat Inc.(2)                                      582,129
--------------------------------------------------------------------------------
            8,400  Reynolds & Reynolds Co. Cl A                         252,000
--------------------------------------------------------------------------------
           61,500  SAP AG ADR                                         2,484,600
--------------------------------------------------------------------------------
           11,420  SAP AG ORD                                         1,843,611
--------------------------------------------------------------------------------
           45,800  Symantec Corp.(2)                                  2,097,640
--------------------------------------------------------------------------------
           38,000  Synopsys, Inc.(2)                                  1,124,800
--------------------------------------------------------------------------------
                                                                     28,718,720
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
--------------------------------------------------------------------------------
              988  Advance Auto Parts(2)                                 42,356
--------------------------------------------------------------------------------
           20,850  AnnTaylor Stores Corp.(2)                            590,264
--------------------------------------------------------------------------------
           31,561  Barnes & Noble Inc.(2)                               944,936
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           64,445  Blockbuster Inc.                              $    1,009,209
--------------------------------------------------------------------------------
           33,140  Claire's Stores Inc.                                 685,998
--------------------------------------------------------------------------------
            9,500  Edgars Consolidated Stores
                   Ltd. ORD                                             204,458
--------------------------------------------------------------------------------
          172,000  Espirit Holdings Limited ORD                         750,398
--------------------------------------------------------------------------------
           17,200  Fast Retailing Company
                   Limited ORD                                        1,234,144
--------------------------------------------------------------------------------
           60,322  Gap, Inc. (The)                                    1,456,776
--------------------------------------------------------------------------------
            1,928  Home Depot, Inc.                                      69,254
--------------------------------------------------------------------------------
           41,000  Limited Brands                                       791,300
--------------------------------------------------------------------------------
           12,600  O'Reilly Automotive, Inc.(2)                         566,118
--------------------------------------------------------------------------------
           22,400  Pep Boys-Manny, Moe &
                   Jack (The)                                           548,576
--------------------------------------------------------------------------------
           31,188  RadioShack Corp.                                     947,803
--------------------------------------------------------------------------------
           58,558  Rent-A-Center Inc.(2)                              1,730,389
--------------------------------------------------------------------------------
           69,643  Sherwin-Williams Co.                               2,736,969
--------------------------------------------------------------------------------
           17,600  Urban Outfitters Inc.(2)                             966,592
--------------------------------------------------------------------------------
                                                                     15,275,540
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
--------------------------------------------------------------------------------
           38,600  Coach Inc.(2)                                      1,683,346
--------------------------------------------------------------------------------
           43,200  Compagnie Financiere
                   Richemont AG ORD                                   1,113,526
--------------------------------------------------------------------------------
           18,543  Jones Apparel Group, Inc.                            713,349
--------------------------------------------------------------------------------
           63,000  Liz Claiborne, Inc.                                2,160,900
--------------------------------------------------------------------------------
           16,202  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                     1,157,522
--------------------------------------------------------------------------------
           57,500  NIKE, Inc. Cl B                                    4,091,125
--------------------------------------------------------------------------------
            7,280  Puma AG Rudolf Dassler
                   Sport ORD                                          1,777,073
--------------------------------------------------------------------------------
            9,900  Reebok International Ltd.                            358,875
--------------------------------------------------------------------------------
           16,800  VF Corp.                                             789,264
--------------------------------------------------------------------------------
                                                                     13,844,980
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
           36,514  Countrywide Financial
                   Corporation                                        2,355,153
--------------------------------------------------------------------------------
           32,220  Fannie Mae                                         2,181,294
--------------------------------------------------------------------------------
          127,700  Freddie Mac                                        7,456,403
--------------------------------------------------------------------------------
           35,200  MGIC Investment Corp.                              2,569,600
--------------------------------------------------------------------------------
          185,522  W Holding Company, Inc.                            3,163,150
--------------------------------------------------------------------------------
           44,700  Washington Mutual, Inc.                            1,952,496
--------------------------------------------------------------------------------
                                                                     19,678,096
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           39,200  Altria Group Inc.                                  1,880,424
--------------------------------------------------------------------------------
           50,392  R.J. Reynolds Tobacco
                   Holdings, Inc.                                     2,832,030
--------------------------------------------------------------------------------
                                                                      4,712,454
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
           20,900  Fastenal Company                                   1,081,784
--------------------------------------------------------------------------------
           12,100  Grainger (W.W.), Inc.                                658,845
--------------------------------------------------------------------------------
          114,000  Mitsui & Co. Ltd. ORD                                870,718
--------------------------------------------------------------------------------
           38,616  MSC Industrial Direct Co.                          1,116,003
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

           48,650  Wolseley plc ORD                              $      731,491
--------------------------------------------------------------------------------
                                                                      4,458,841
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           41,390  Abertis Infraestructuras SA
                   ORD                                                  698,061
--------------------------------------------------------------------------------
           45,809  Cia de Concessoes
                   Rodoviarias ORD(2)                                   389,251
--------------------------------------------------------------------------------
          266,000  Cosco Pacific Limited ORD                            368,629
--------------------------------------------------------------------------------
                                                                      1,455,941
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
--------------------------------------------------------------------------------
           34,870  America Movil SA de CV
                   Series L ADR                                       1,222,194
--------------------------------------------------------------------------------
          168,841  Bharti Televentures ORD(2)                           548,608
--------------------------------------------------------------------------------
          138,000  Digi.Com Bhd ORD(2)                                  169,958
--------------------------------------------------------------------------------
          413,556  mmO2 plc ORD(2)                                      738,452
--------------------------------------------------------------------------------
           18,339  Mobile Telesystems ADR                             2,152,999
--------------------------------------------------------------------------------
           12,990  MobiNil - Egyptian Mobile
                   Services ORD                                         156,060
--------------------------------------------------------------------------------
          167,050  MTN Group Limited ORD(2)                             754,999
--------------------------------------------------------------------------------
          105,227  Nextel Communications, Inc.(2)                     2,433,900
--------------------------------------------------------------------------------
          103,900  NII Holdings Inc. Cl B(2)                          3,758,062
--------------------------------------------------------------------------------
           47,190  Orascom Telecom Holding
                   SAE ORD(2)                                           815,790
--------------------------------------------------------------------------------
           66,910  Telesystem International
                   Wireless Inc.(2)                                     573,419
--------------------------------------------------------------------------------
            9,140  Vimpel-Communications ADR(2)                         843,165
--------------------------------------------------------------------------------
           38,800  Vodafone Group plc ADR                               921,888
--------------------------------------------------------------------------------
        1,009,122  Vodafone Group plc ORD                             2,370,196
--------------------------------------------------------------------------------
                                                                     17,459,690
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $770,405,081)                                                 879,654,457
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%

AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
            1,760  Porsche AG ORD                                     1,188,618
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          400,590  Embotelladora Andina SA ORD                          740,672
--------------------------------------------------------------------------------
METALS & MINING(1)
--------------------------------------------------------------------------------
           63,500  Usinas Siderurgicas de
                   Minas Gerais SA Cl A ORD                             611,451
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES(1)
--------------------------------------------------------------------------------
      300,232,090  Telemig Celular Participacoes
                   SA ORD                                               427,935
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,844,209)                                                     2,968,676
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.6%

AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
      $   450,000  Dana Corp., 6.50%, 3/1/09                            461,250
--------------------------------------------------------------------------------
          400,000  Lear Corp., 8.11%, 5/15/09                           457,232
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   245,000  TRW Automotive Inc.,
                   9.375%, 2/15/13                               $      275,013
--------------------------------------------------------------------------------
                                                                      1,193,495
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
        1,800,000  General Motors Corporation,
                   7.20%, 1/15/11                                     1,872,148
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
        1,300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                            1,272,728
--------------------------------------------------------------------------------
          950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $952,637)(3)                            945,796
--------------------------------------------------------------------------------
                                                                      2,218,524
--------------------------------------------------------------------------------
BUILDING PRODUCTS(1)
--------------------------------------------------------------------------------
          500,000  Maax Corp., 9.75%, 6/15/12
                   (Acquired 5/27/04, Cost
                   $512,500)(3)(4)                                      515,000
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
          900,000  Credit Suisse First Boston
                   USA Inc., VRN, 1.39%,
                   6/19/04, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                                   904,011
--------------------------------------------------------------------------------
        1,000,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      969,561
--------------------------------------------------------------------------------
        1,100,000  JP Morgan Chase & Co.,
                   4.875%, 3/15/14                                    1,033,924
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,090,449
--------------------------------------------------------------------------------
          500,000  Morgan Stanley, 4.25%,
                   5/15/10                                              488,272
--------------------------------------------------------------------------------
                                                                      4,486,217
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
        1,300,000  Crompton Corp., 8.50%,
                   3/15/05                                            1,351,329
--------------------------------------------------------------------------------
          325,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      334,750
--------------------------------------------------------------------------------
          500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(5)                                          247,500
--------------------------------------------------------------------------------
          550,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      569,250
--------------------------------------------------------------------------------
          595,000  United Industries Corp.,
                   9.875%, 4/1/09                                       623,263
--------------------------------------------------------------------------------
                                                                      3,126,092
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,946,234
--------------------------------------------------------------------------------
        1,500,000  US Bancorp, 2.75%, 3/30/06                         1,501,542
--------------------------------------------------------------------------------
        1,000,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             963,760
--------------------------------------------------------------------------------
                                                                      4,411,536
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
      $   200,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11
                   (Acquired 4/7/04, Cost
                   $200,000)(3)                                  $      193,500
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               315,000
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        354,250
--------------------------------------------------------------------------------
          350,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired
                   11/19/03, Cost $349,094)(3)                          341,985
--------------------------------------------------------------------------------
          475,000  Mail-Well I Corp., 7.875%,
                   12/1/13 (Acquired 1/22/04,
                   Cost $484,500)(3)                                    439,375
--------------------------------------------------------------------------------
        1,000,000  Quebecor World Capital
                   Corp., 6.125%, 11/15/13                              948,124
--------------------------------------------------------------------------------
          450,000  RR Donnelley & Sons Co.,
                   3.75%, 4/1/09 (Acquired
                   3/3/04, Cost $449,334)(3)                            436,130
--------------------------------------------------------------------------------
          550,000  United Rentals North
                   America Inc., 6.50%,
                   2/15/12 (Acquired 1/23/04,
                   Cost $550,000)(3)                                    519,750
--------------------------------------------------------------------------------
        1,000,000  Waste Management Inc.,
                   7.00%, 10/15/06                                    1,080,278
--------------------------------------------------------------------------------
                                                                      4,628,392
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING(1)
--------------------------------------------------------------------------------
          102,000  Integrated Electrical Services
                   Inc., Series 1999 B, 9.375%,
                   2/1/09                                               106,845
--------------------------------------------------------------------------------
          325,000  Integrated Electrical Services
                   Inc., Series 2001 C, 9.375%,
                   2/1/09                                               340,438
--------------------------------------------------------------------------------
          190,000  URS Corp., 12.25%, 5/1/09                            203,300
--------------------------------------------------------------------------------
                                                                        650,583
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(1)
--------------------------------------------------------------------------------
          275,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       303,875
--------------------------------------------------------------------------------
          500,000  Nortek Holdings Inc., VRN,
                   0.00%, 11/15/07 (Acquired
                   11/19/03, Cost $339,245)(3)(6)                       377,500
--------------------------------------------------------------------------------
                                                                        681,375
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
        4,000,000  American Express Centurion
                   Bank, VRN, 1.07%, 6/28/04,
                   resets monthly off the
                   1-month LIBOR minus
                   0.03% with no caps                                 4,000,144
--------------------------------------------------------------------------------
        2,500,000  American Honda Finance
                   Corp., VRN, 1.60%, 8/16/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.35%
                   with no caps (Acquired
                   10/30/03, Cost $2,509,650)(3)                      2,504,620
--------------------------------------------------------------------------------
                                                                      6,504,764
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
      $   850,000  Ball Corp., 7.75%, 8/1/06                     $      905,250
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.
                   Capital, 8.75%, 1/15/08                              507,500
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 1/15/09(6)                         515,000
--------------------------------------------------------------------------------
                                                                      1,927,750
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
          120,300  iShares GS $InvesTop
                   Corporate Bond Fund(7)                            12,992,399
--------------------------------------------------------------------------------
        4,000,000  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.22%,
                   8/1/15 (Acquired 5/18/04,
                   Cost $4,030,000)(3)                                4,135,979
--------------------------------------------------------------------------------
        2,730,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $2,885,524)(3)                                     3,073,740
--------------------------------------------------------------------------------
                                                                     20,202,118
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                           1,017,664
--------------------------------------------------------------------------------
        2,200,000  Citigroup Inc., 7.25%,
                   10/1/10                                            2,475,676
--------------------------------------------------------------------------------
          900,000  Ford Motor Credit Co.,
                   5.80%, 1/12/09                                       904,260
--------------------------------------------------------------------------------
        1,900,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                   2,020,528
--------------------------------------------------------------------------------
          800,000  Ford Motor Credit Co.,
                   7.00%, 10/1/13                                       804,287
--------------------------------------------------------------------------------
                                                                      7,222,415
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  Ameritech Capital Funding,
                   6.25%, 5/18/09                                     1,066,434
--------------------------------------------------------------------------------
           15,000  AT&T Corp., 6.00%, 3/15/09                            15,014
--------------------------------------------------------------------------------
        1,000,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                1,086,775
--------------------------------------------------------------------------------
          149,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                175,206
--------------------------------------------------------------------------------
          400,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       390,623
--------------------------------------------------------------------------------
          400,000  France Telecom, 8.75%,
                   3/1/11                                               464,259
--------------------------------------------------------------------------------
          125,000  Intelsat Ltd., 6.50%, 11/1/13                        109,123
--------------------------------------------------------------------------------
          250,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       216,250
--------------------------------------------------------------------------------
          250,000  Qwest Services Corp.,
                   13.50%, 12/15/10 (Acquired
                   7/24/03, Cost $280,000)(3)                           289,375
--------------------------------------------------------------------------------
        1,850,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                            2,135,963
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                $      938,816
--------------------------------------------------------------------------------
                                                                      6,887,838
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  CenterPoint Energy
                   Resources Corp., 5.95%,
                   1/15/14                                              982,720
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        416,000
--------------------------------------------------------------------------------
          500,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired
                   12/19/03, Cost $517,500)(3)                          501,250
--------------------------------------------------------------------------------
          900,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        846,541
--------------------------------------------------------------------------------
          950,000  Progress Energy Inc., 7.10%,
                   3/1/11                                             1,042,985
--------------------------------------------------------------------------------
          750,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              779,729
--------------------------------------------------------------------------------
        1,000,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                1,048,892
--------------------------------------------------------------------------------
          950,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 919,656
--------------------------------------------------------------------------------
                                                                      6,537,773
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(1)
--------------------------------------------------------------------------------
          450,000  Solectron Corp., 9.625%,
                   2/15/09                                              477,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          325,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      350,594
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     513,750
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             634,374
--------------------------------------------------------------------------------
          202,000  Pride International Inc.,
                   9.375%, 5/1/07                                       205,788
--------------------------------------------------------------------------------
                                                                      1,704,506
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          800,000  Delhaize America Inc.,
                   7.375%, 4/15/06                                      847,026
--------------------------------------------------------------------------------
        1,100,000  Safeway Inc., 6.15%, 3/1/06                        1,157,053
--------------------------------------------------------------------------------
          175,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      183,313
--------------------------------------------------------------------------------
                                                                      2,187,392
--------------------------------------------------------------------------------
FOOD PRODUCTS(1)
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes US
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $646,334)(3)                                    633,503
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,108,428
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                355,875
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   325,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                        $      333,125
--------------------------------------------------------------------------------
                                                                      1,797,428
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES(1)
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13 (Acquired
                   10/30/03, Cost $408,500)(3)                          412,000
--------------------------------------------------------------------------------
          250,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13 (Acquired
                   2/6/04, Cost $250,938)(3)                            246,250
--------------------------------------------------------------------------------
                                                                        658,250
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
--------------------------------------------------------------------------------
          275,000  Aztar Corp., 8.875%, 5/15/07                         284,625
--------------------------------------------------------------------------------
          375,000  Equinox Holdings Inc., 9.00%,
                   12/15/09 (Acquired
                   12/12/03, Cost $386,719)(3)                          376,875
--------------------------------------------------------------------------------
          450,000  Friendly Ice Cream Corp.,
                   8.375%, 6/15/12 (Acquired
                   3/8/04, Cost $459,000)(3)                            447,750
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., CI, 13.00%, 8/1/06                            176,250
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14 (Acquired
                   3/8/04, Cost $508,750)(3)                            470,000
--------------------------------------------------------------------------------
        1,300,000  MGM Mirage, 6.00%,
                   10/1/09                                            1,295,125
--------------------------------------------------------------------------------
          475,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               517,750
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      138,125
--------------------------------------------------------------------------------
          325,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      349,375
--------------------------------------------------------------------------------
          400,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11 (Acquired
                   11/18/03-1/23/04, Cost
                   $413,188)(3)                                         409,000
--------------------------------------------------------------------------------
          475,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              529,625
--------------------------------------------------------------------------------
          700,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      686,875
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               271,563
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13                                              301,500
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               290,125
--------------------------------------------------------------------------------
          475,000  Trump Casino Holdings LLC,
                   11.625%, 3/15/10                                     484,500
--------------------------------------------------------------------------------
          275,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      317,281
--------------------------------------------------------------------------------
        1,000,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,208,642
--------------------------------------------------------------------------------
                                                                      8,554,986
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
      $   500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                      $      526,250
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      132,188
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              166,125
--------------------------------------------------------------------------------
          325,000  Meritage Corporation, 9.75%,
                   6/1/11                                               355,875
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14 (Acquired 3/30/04-
                   5/27/04, Cost $422,250)(3)                           416,500
--------------------------------------------------------------------------------
          275,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       297,000
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     550,000
--------------------------------------------------------------------------------
          250,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       276,250
--------------------------------------------------------------------------------
                                                                      2,720,188
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Dial Corp., 7.00%, 8/15/06                         1,078,500
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          740,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       717,343
--------------------------------------------------------------------------------
        1,400,000  General Electric Co., 5.00%,
                   2/1/13                                             1,378,008
--------------------------------------------------------------------------------
                                                                      2,095,351
--------------------------------------------------------------------------------
INSURANCE -- 0.2%
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(3)                                     1,451,451
--------------------------------------------------------------------------------
          850,000  American International
                   Group Inc., 4.25%, 5/15/13                           785,675
--------------------------------------------------------------------------------
        1,100,000  Monumental Global
                   Funding II, 3.85%, 3/3/08
                   (Acquired 2/5/03, Cost
                   $1,099,978)(3)                                     1,100,751
--------------------------------------------------------------------------------
                                                                      3,337,877
--------------------------------------------------------------------------------
MACHINERY(1)
--------------------------------------------------------------------------------
          425,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       427,125
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12 (Acquired
                   3/30/04, Cost $400,000)(3)                           398,000
--------------------------------------------------------------------------------
          275,000  Cadmus Communications
                   Corp., 9.75%, 6/1/09                                 290,469
--------------------------------------------------------------------------------
          425,000  Charter Communications
                   Holdings LLC, 9.92%,
                   4/1/11(6)                                            350,625
--------------------------------------------------------------------------------
          100,000  Charter Communications
                   Holdings LLC, VRN, 0.00%,
                   1/15/05(6)                                            82,000
--------------------------------------------------------------------------------
        1,100,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                             1,236,264
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Comcast Corp., 5.50%,
                   3/15/11                                       $    2,024,639
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,528,473
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             418,000
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08 (Acquired
                   11/6/03-3/8/04, Cost
                   $332,781)(3)(6)                                      325,000
--------------------------------------------------------------------------------
          250,000  Dex Media Inc., 8.00%,
                   11/15/13 (Acquired 4/20/04,
                   Cost $246,875)(3)                                    239,375
--------------------------------------------------------------------------------
          175,000  Garden State Newspapers
                   Inc., 8.625%, 7/1/11                                 182,875
--------------------------------------------------------------------------------
          275,000  Hollinger International
                   Publishing, 9.00%, 12/15/10                          303,875
--------------------------------------------------------------------------------
          400,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03, Cost
                   $401,875)(3)                                         360,000
--------------------------------------------------------------------------------
        1,500,000  Liberty Media Corp., VRN,
                   2.61%, 6/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                            1,526,490
--------------------------------------------------------------------------------
          300,000  Mediacom LLC, 8.50%,
                   4/15/08                                              303,750
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              266,750
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       566,134
--------------------------------------------------------------------------------
          125,000  Primedia Inc., 8.875%,
                   5/15/11                                              125,313
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,259,444
--------------------------------------------------------------------------------
                                                                     11,787,476
--------------------------------------------------------------------------------
METALS & MINING(1)
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            385,000
--------------------------------------------------------------------------------
          200,000  Massey Energy Co., 6.625%,
                   11/15/10                                             199,500
--------------------------------------------------------------------------------
                                                                        584,500
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(3)                                    530,000
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,099,944
--------------------------------------------------------------------------------
                                                                      1,629,944
--------------------------------------------------------------------------------
OIL & GAS -- 0.3%
--------------------------------------------------------------------------------
        1,030,000  Devon Energy Corp., 2.75%,
                   8/1/06                                             1,018,941
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.875%,
                   6/15/12                                              265,500
--------------------------------------------------------------------------------
          400,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               408,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,450,000  Kinder Morgan Energy
                   Partners L.P., 5.00%,
                   12/15/13                                      $    1,359,353
--------------------------------------------------------------------------------
          550,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 600,875
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      270,875
--------------------------------------------------------------------------------
          200,000  Williams Cos Inc., 8.125%,
                   3/15/12                                              212,000
--------------------------------------------------------------------------------
          250,000  Williams Cos Inc., 7.875%,
                   9/1/21                                               235,625
--------------------------------------------------------------------------------
          550,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              571,750
--------------------------------------------------------------------------------
                                                                      4,942,919
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          525,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              543,375
--------------------------------------------------------------------------------
          250,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14 (Acquired
                   3/10/04, Cost $250,000)(3)                           245,000
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       336,000
--------------------------------------------------------------------------------
                                                                      1,124,375
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(1)
--------------------------------------------------------------------------------
          325,000  WH Holdings Ltd. and WH
                   Capital Corp., 9.50%, 4/1/11
                   (Acquired 3/3/04, Cost
                   $332,219)(3)                                         336,375
--------------------------------------------------------------------------------
PHARMACEUTICALS(1)
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       442,432
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          800,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                       920,502
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT(1)
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       483,125
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14 (Acquired 4/27/04,
                   Cost $380,156)(3)                                    376,875
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 447,750
--------------------------------------------------------------------------------
          200,000  Couche-Tard US L.P./Couche-
                   Tard Finance Corp., 7.50%,
                   12/15/13                                             202,000
--------------------------------------------------------------------------------
          500,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             462,500
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      295,625
--------------------------------------------------------------------------------
                                                                      1,784,750
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(1)
--------------------------------------------------------------------------------
          250,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      261,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
--------------------------------------------------------------------------------
      $12,000,000  Fannie Mae, VRN, 1.02%,
                   6/11/04, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps                            $   12,000,551
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
        1,250,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                     1,423,548
--------------------------------------------------------------------------------
          400,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               312,000
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       506,250
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               309,000
--------------------------------------------------------------------------------
                                                                      2,550,798
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $137,211,956)                                                 137,587,123
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.6%

        6,700,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                           8,743,500
--------------------------------------------------------------------------------
        4,900,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            5,394,214
--------------------------------------------------------------------------------
        4,000,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            4,016,096
--------------------------------------------------------------------------------
       25,300,000  U.S. Treasury Notes, 2.00%,
                   8/31/05                                           25,302,985
--------------------------------------------------------------------------------
        9,920,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                            9,858,397
--------------------------------------------------------------------------------
       36,000,000  U.S. Treasury Notes, 3.125%,
                   5/15/07                                           36,056,268
--------------------------------------------------------------------------------
        4,900,000  U.S. Treasury Notes, 4.75%,
                   5/15/14                                            4,938,284
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $94,781,756)                                                   94,309,744
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(8) -- 6.4%

       11,000,000  FHLMC, 6.00%, settlement
                   date 6/14/04(4)                                   11,182,182
--------------------------------------------------------------------------------
       16,000,000  FHLMC, 5.00%, settlement
                   date 6/17/04(4)                                   15,980,000
--------------------------------------------------------------------------------
           18,353  FHLMC, 6.50%, 12/1/12                                 19,428
--------------------------------------------------------------------------------
          144,386  FHLMC, 7.00%, 6/1/14                                 153,512
--------------------------------------------------------------------------------
        1,156,123  FHLMC, 6.50%, 6/1/16                               1,221,886
--------------------------------------------------------------------------------
           31,388  FHLMC, 8.00%, 6/1/26                                  34,160
--------------------------------------------------------------------------------
           12,093  FHLMC, 8.00%, 7/1/26                                  13,161
--------------------------------------------------------------------------------
           31,264  FHLMC, 7.00%, 8/1/29                                  32,953
--------------------------------------------------------------------------------
          233,815  FHLMC, 7.50%, 8/1/29                                 251,189
--------------------------------------------------------------------------------
          216,548  FHLMC, 8.00%, 7/1/30                                 233,968
--------------------------------------------------------------------------------
          633,348  FHLMC, 6.50%, 6/1/31                                 656,624
--------------------------------------------------------------------------------
        5,877,804  FHLMC, 5.00%, 8/1/33                               5,655,488
--------------------------------------------------------------------------------
        2,605,173  FHLMC, 5.50%, 12/1/33                              2,586,385
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 8,629,500  FNMA, 6.00%, settlement
                   date 6/14/04(4)                               $    8,769,729
--------------------------------------------------------------------------------
        6,975,000  FNMA, 6.50%, settlement
                   date 6/14/04(4)                                    7,223,484
--------------------------------------------------------------------------------
        1,820,000  FNMA, 5.00%, settlement
                   date 6/17/04(4)                                    1,818,293
--------------------------------------------------------------------------------
        5,900,000  FNMA, 5.50%, settlement
                   date 6/17/04(4)                                    6,018,000
--------------------------------------------------------------------------------
          110,655  FNMA, 6.50%, 3/1/12                                  117,064
--------------------------------------------------------------------------------
          221,246  FNMA, 6.50%, 4/1/12                                  234,061
--------------------------------------------------------------------------------
          168,645  FNMA, 6.00%, 12/1/13                                 175,678
--------------------------------------------------------------------------------
          468,015  FNMA, 6.00%, 4/1/14                                  487,532
--------------------------------------------------------------------------------
          199,855  FNMA, 7.50%, 6/1/15                                  213,481
--------------------------------------------------------------------------------
           15,805  FNMA, 7.00%, 5/1/26                                   16,701
--------------------------------------------------------------------------------
           23,762  FNMA, 7.00%, 6/1/26                                   25,110
--------------------------------------------------------------------------------
           40,036  FNMA, 7.50%, 3/1/27                                   42,862
--------------------------------------------------------------------------------
          150,396  FNMA, 6.50%, 4/1/29                                  156,095
--------------------------------------------------------------------------------
          313,517  FNMA, 6.50%, 6/1/29                                  325,397
--------------------------------------------------------------------------------
          197,738  FNMA, 7.00%, 7/1/29                                  208,741
--------------------------------------------------------------------------------
          335,785  FNMA, 6.50%, 8/1/29                                  348,509
--------------------------------------------------------------------------------
          241,238  FNMA, 7.00%, 3/1/30                                  254,526
--------------------------------------------------------------------------------
          129,607  FNMA, 8.00%, 7/1/30                                  140,243
--------------------------------------------------------------------------------
          147,194  FNMA, 7.50%, 9/1/30                                  157,352
--------------------------------------------------------------------------------
          767,677  FNMA, 6.50%, 9/1/31                                  796,364
--------------------------------------------------------------------------------
          839,121  FNMA, 7.00%, 9/1/31                                  884,261
--------------------------------------------------------------------------------
          352,295  FNMA, 6.50%, 1/1/32                                  365,225
--------------------------------------------------------------------------------
        2,675,187  FNMA, 7.00%, 6/1/32                                2,812,965
--------------------------------------------------------------------------------
        1,937,467  FNMA, 6.50%, 10/1/32                               2,007,489
--------------------------------------------------------------------------------
        2,106,760  FNMA, 5.50%, 6/1/33                                2,090,212
--------------------------------------------------------------------------------
        6,916,335  FNMA, 5.50%, 8/1/33                                6,862,007
--------------------------------------------------------------------------------
        7,947,899  FNMA, 5.50%, 1/1/34                                7,885,469
--------------------------------------------------------------------------------
            9,622  GNMA, 8.75%, 3/15/25                                  10,674
--------------------------------------------------------------------------------
           14,002  GNMA, 9.00%, 4/20/25                                  15,565
--------------------------------------------------------------------------------
            6,841  GNMA, 7.50%, 10/15/25                                  7,385
--------------------------------------------------------------------------------
           12,152  GNMA, 7.50%, 11/15/25                                 13,117
--------------------------------------------------------------------------------
           21,651  GNMA, 6.00%, 4/15/26                                  22,123
--------------------------------------------------------------------------------
           32,900  GNMA, 7.50%, 6/15/26                                  35,450
--------------------------------------------------------------------------------
           18,131  GNMA, 7.50%, 11/15/27                                 19,514
--------------------------------------------------------------------------------
          241,540  GNMA, 7.00%, 12/15/27                                256,211
--------------------------------------------------------------------------------
          176,632  GNMA, 7.50%, 12/15/27                                190,102
--------------------------------------------------------------------------------
           75,102  GNMA, 6.50%, 1/15/28                                  78,183
--------------------------------------------------------------------------------
          201,221  GNMA, 6.50%, 3/15/28                                 209,477
--------------------------------------------------------------------------------
          316,417  GNMA, 6.00%, 5/15/28                                 323,188
--------------------------------------------------------------------------------
           61,419  GNMA, 6.50%, 5/15/28                                  63,939
--------------------------------------------------------------------------------
          153,320  GNMA, 6.00%, 7/15/28                                 156,600
--------------------------------------------------------------------------------
          251,916  GNMA, 6.00%, 8/15/28                                 257,307
--------------------------------------------------------------------------------
          499,947  GNMA, 7.00%, 5/15/31                                 528,895
--------------------------------------------------------------------------------
        1,988,231  GNMA, 5.50%, 11/15/32                              1,979,980
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $92,819,376)                                                   92,625,496
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(9) -- 4.5%

      $ 3,000,000  American Family Financial
                   Services, Inc., 1.05%,
                   6/28/04                                       $    2,997,288
--------------------------------------------------------------------------------
        3,200,000  American Family Financial
                   Services, Inc., 1.05%, 7/7/04                      3,196,170
--------------------------------------------------------------------------------
        4,000,000  Amsterdam Funding Corp.,
                   1.04%, 6/14/04                                     3,998,015
--------------------------------------------------------------------------------
        3,500,000  Credit Suisse First Boston
                   USA Inc., 1.08%, 7/13/04
                   (Acquired 1/13/04, Cost
                   $3,480,890)(3)                                     3,495,104
--------------------------------------------------------------------------------
        4,000,000  Credit Suisse First Boston
                   USA Inc., 1.20%, 8/19/04                           3,988,831
--------------------------------------------------------------------------------
        1,800,000  Crown Point Capital Co.,
                   1.20%, 10/6/04                                     1,791,196
--------------------------------------------------------------------------------
        3,500,000  Danske Corporation, 1.12%,
                   6/16/04                                            3,498,061
--------------------------------------------------------------------------------
        3,500,000  Danske Corporation, 1.10%,
                   7/7/04                                             3,495,811
--------------------------------------------------------------------------------
        2,900,000  General Electric Capital
                   Corp., 1.06%, 7/12/04                              2,896,042
--------------------------------------------------------------------------------
        3,880,000  Govco Incorporated, 1.22%,
                   8/23/04                                            3,868,523
--------------------------------------------------------------------------------
        3,000,000  HBOS Treasury Services plc,
                   1.17%, 8/13/04                                     2,992,353
--------------------------------------------------------------------------------
        4,000,000  ING (US) Funding LLC,
                   1.07%, 7/22/04                                     3,993,144
--------------------------------------------------------------------------------
        3,000,000  Lexington Parker Capital,
                   1.40%, 11/2/04                                     2,981,265
--------------------------------------------------------------------------------
        1,800,000  Nestle Capital Corp., 1.14%,
                   11/1/04 (Acquired 4/5/04,
                   Cost $1,788,030)(3)                                1,788,851
--------------------------------------------------------------------------------
        3,500,000  Old Line Funding Corp.,
                   1.04%, 6/10/04                                     3,498,674
--------------------------------------------------------------------------------
        3,500,000  Societe Generale, 1.09%,
                   6/4/04                                             3,499,286
--------------------------------------------------------------------------------
        3,500,000  Spintab AB, 1.04%, 7/23/04                         3,493,875
--------------------------------------------------------------------------------
        4,544,000  Tannehill Capital Co. LLC,
                   1.25%, 8/20/04                                     4,531,126
--------------------------------------------------------------------------------
        4,000,000  Verizon Network Funding,
                   1.10%, 7/19/04                                     3,993,568
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $64,009,500)                                                   63,997,183
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.9%

        2,000,000  FHLB, 1.875%, 6/15/06                              1,961,984
--------------------------------------------------------------------------------
        5,800,000  FHLMC, 2.375%, 2/15/07                             5,665,231
--------------------------------------------------------------------------------
        2,100,000  FHLMC, 4.875%, 3/15/07                             2,187,807
--------------------------------------------------------------------------------
        2,875,000  FHLMC STRIPS -- COUPON,
                   1.22%, 9/15/04(5)                                  2,864,130
--------------------------------------------------------------------------------
          270,000  FHLMC STRIPS -- COUPON,
                   1.22%, 9/15/04(5)                                    268,979
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,500,000  FHLMC, VRN, 1.22%,
                   7/21/04, resets quarterly off
                   the 3-month LIBOR plus
                   0.07% with no caps                            $    3,499,304
--------------------------------------------------------------------------------
        1,000,000  FNMA, 3.50%, 9/15/04                               1,006,581
--------------------------------------------------------------------------------
        2,200,000  FNMA, 6.625%, 10/15/07                             2,410,670
--------------------------------------------------------------------------------
       15,250,000  FNMA, 3.25%, 11/15/07                             15,064,483
--------------------------------------------------------------------------------
        2,300,000  FNMA, 5.75%, 2/15/08                               2,454,829
--------------------------------------------------------------------------------
        4,500,000  FNMA, 3.25%, 8/15/08                               4,374,473
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $42,284,326)                                                   41,758,471
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(8) -- 0.8%

          312,980  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A SC, 4.55%, 4/25/34                           312,937
--------------------------------------------------------------------------------
        1,950,000  Argent Securities Inc.,
                   Series 2003 W3, Class AF3
                   SEQ, 3.99%, 9/25/30                                1,975,949
--------------------------------------------------------------------------------
          172,007  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       172,265
--------------------------------------------------------------------------------
          509,281  Bayview Financial Acquisition
                   Trust, Series 1998 B,
                   Class M1, VRN, 2.50%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   1.40% with a cap of 13.00%
                   (Acquired 6/13/03, Cost
                   $511,310)(3)                                         503,117
--------------------------------------------------------------------------------
           53,374  Bayview Financial Acquisition
                   Trust, Series 2002 DA,
                   Class M1, VRN, 1.95%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.85% with no caps
                   (Acquired 9/19/03, Cost
                   $53,502)(3)                                           53,703
--------------------------------------------------------------------------------
          565,384  Chase Funding Mortgage
                   Loan, Series 2001-1,
                   Class 2M2, VRN, 2.03%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.93% with no caps                                   567,853
--------------------------------------------------------------------------------
          488,281  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                       488,769
--------------------------------------------------------------------------------
          800,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                      821,473
--------------------------------------------------------------------------------
          450,000  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34                                              450,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   757,750  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.75%,
                   6/20/04, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                            $      759,304
--------------------------------------------------------------------------------
        1,400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2,
                   Class M2, VRN, 2.05%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.95% with no caps                                 1,395,266
--------------------------------------------------------------------------------
          229,678  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34                             229,667
--------------------------------------------------------------------------------
          213,740  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                              215,728
--------------------------------------------------------------------------------
          112,585  Morgan Stanley ABS
                   Capital I, Series 2003 NC9N,
                   Class X and P, 7.60%,
                   7/25/33 (Acquired 10/29/03,
                   Cost $112,585)(3)                                    113,470
--------------------------------------------------------------------------------
          280,166  Morgan Stanley ABS
                   Capital I, Series 2004 NC2N,
                   Class X and P, 6.25%,
                   12/25/33 (Acquired 3/16/04,
                   Cost $281,567)(3)                                    281,000
--------------------------------------------------------------------------------
          750,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.64%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14%                              753,167
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            434,845
--------------------------------------------------------------------------------
        1,352,350  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    1,352,969
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $10,833,456)                                                   10,881,482
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.5%

        2,500,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     2,501,100
--------------------------------------------------------------------------------
        1,750,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,552,740
--------------------------------------------------------------------------------
        1,300,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                     1,198,561
--------------------------------------------------------------------------------
        2,360,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.09%, 6/2/04 (LOC:
                   Keybank N.A.)                                      2,360,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $7,929,318)                                                     7,612,401
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(8) -- 0.5%

      $   153,656  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                               $      153,671
--------------------------------------------------------------------------------
       23,523,319  Banc of America Commercial
                   Mortgage Inc. STRIPS --
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.99%,
                   6/1/04                                               802,921
--------------------------------------------------------------------------------
       21,352,586  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.03%, 6/1/04                          888,054
--------------------------------------------------------------------------------
          822,820  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1
                   SEQ, 5.20%, 8/15/33                                  846,035
--------------------------------------------------------------------------------
        1,843,094  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.50%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                 1,848,605
--------------------------------------------------------------------------------
        1,487,058  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                    1,518,493
--------------------------------------------------------------------------------
        1,139,180  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                         1,167,627
--------------------------------------------------------------------------------
           83,493  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                   84,711
--------------------------------------------------------------------------------
          210,927  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       218,406
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $7,469,435)                                                     7,528,523
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 0.2%

        3,500,000  TR, 1.30%, 11/15/04(5)
(Cost $3,479,515)                                                     3,475,931
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.1%

        2,000,000  Province of Ontario, 3.50%,
                   9/17/07
(Cost $1,992,183)                                                     1,987,336
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate -- Schedule of Investments

MAY 31, 2004 (UNAUDITED)
                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.4%

Repurchase Agreement, Merrill Lynch & Co.,
Inc. (U.S. Treasury obligations), in a joint
trading account at 0.90%, dated 5/28/04,
due 6/1/04 (Delivery value $23,002,300)                          $   23,000,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.92%, dated 5/28/04, due
6/1/04 (Delivery value $69,307,084)(10)                          $   69,300,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $92,300,000)                                                   92,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $1,328,360,111)                                            $1,436,686,823
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT*

   Contracts to Sell      Settlement Date         Value          Unrealized Gain
--------------------------------------------------------------------------------
     2,220,422 ZAR            10/1/04            $333,500            $4,928
                                             ===================================
(Value on Settlement Date $338,428)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

AMBAC = AMBAC Assurance Corporation

CI = Contingent Interest. The rate indicated is the stated coupon rate. The issuers may defer paying any or all of an installment of contingent interest under certain circumstances as described in their Registration
     Statement.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective May 31, 2004.

ZAR = South African Rand

(1)  Category is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2004, was $29,283,950, which represented 2.1% of net assets.

(4)  When-issued security or forward commitment.

(5)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(6)  Step-coupon security. These securities are issued as zero-coupon bonds and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective May 31, 2004.

(7)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(8)  Final maturity indicated, unless otherwise noted.

(9)  The rate indicated is the yield to maturity at purchase.

(10) Security, or a portion thereof, has been segregated for a when-issued security and/or a forward commitment.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   18.70%       5.09%       8.16%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                    18.33%      -1.52%       8.71%(1)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX             -0.44%       6.76%       6.75%(1)        --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                        0.94%       3.05%       3.80%(1)        --
--------------------------------------------------------------------------------
Institutional Class              18.90%        --        -0.55%         8/1/00
--------------------------------------------------------------------------------
Advisor Class                    18.60%       4.86%       7.60%         10/2/96
--------------------------------------------------------------------------------
C Class                          17.76%        --         3.85%         11/27/01
--------------------------------------------------------------------------------

(1) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
------------------------------------------------------------------------------------------------------------
                        1996*    1997      1998      1999      2000      2001      2002      2003      2004
------------------------------------------------------------------------------------------------------------
Investor Class          4.60%   10.55%    22.62%     5.32%    29.16%    -5.55%    -6.64%    -5.19%    18.70%
------------------------------------------------------------------------------------------------------------
S&P 500 Index           5.09%   29.41%    30.69%    21.03%    10.48%   -10.55%   -13.85%    -8.06%    18.33%
------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index        -1.45%    8.32%    10.91%     4.35%     2.11%    13.12%     8.10%    11.58%    -0.44%
------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index              1.26%    5.15%     5.13%     4.58%     5.29%     5.43%     2.30%     1.38%     0.94%
------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

BY JEFF TYLER AND BRIAN HOWELL, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Aggressive returned 5.04%* for the six months ended May
31, 2004. U.S. stock gains were primarily responsible for the portfolio's performance; U.S. bond returns were relatively flat.

Strategic Allocation: Aggressive allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments.
Those weightings drifted with the performance of each asset class, but we rebalanced the portfolio to reset near its neutral mix. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC SUMMARY

The economic data released during the period pointed to solid economic growth.
Heading a long list of positive economic news were big job gains beginning in
March. In addition, corporate profit growth was strong, the housing market remained hot, and consumers kept right on spending. But as economic growth began to heat up, so did inflation--the consumer price index in May showed the largest monthly increase in more than three years. So while growth was solid, the higher inflation data suggest the Federal Reserve will have to raise interest rates to cool off the economy.

STOCK REVIEW

The U.S. stock market had solid gains for the six months, though it traveled a bumpy road. For example, the S&P 500 stock index hit a more-than-20-month high in January, but declined as interest rates rose in April and May. Higher interest rates are bad for stocks because they increase the attractiveness of alternative investments such as bonds, and because they hurt expectations for future economic growth and corporate earnings. For the six months, the S&P 500 returned 6.79%.

In this environment, value-oriented stocks outperformed growth shares, though investor preference by size wasn't as clear cut. The portfolio main-

ASSET ALLOCATION
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       54.2%
--------------------------------------------------------------------------------
Foreign Stocks                                                    22.1%
--------------------------------------------------------------------------------
U.S. Bonds                                                        16.9%
--------------------------------------------------------------------------------
Money Market Securities                                            6.7%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.1%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   44.1%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          21.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        18.6%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 11.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            2.1%
--------------------------------------------------------------------------------
Municipal Securities                                               1.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                1.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

tained exposure to all of these market segments through its broadly diversified equity allocation.

Many markets around the world also advanced during the period, though shares of companies in developed economies generally did better than emerging market names. Strategic Allocation: Aggressive's largest international holdings were in
Europe and Asia, with smaller weightings in the developing economies of Latin
America and Africa. International shares helped boost the portfolio's performance--for example, the MSCI EAFE Index returned 10.32% for the six months.

BOND REVIEW

In the bond market, worries about higher inflation and interest rates took their toll late in the period, eating into what had been solid gains from December to the end of March. As a result, the Lehman Brothers U.S. Aggregate Index--a broad measure of bond market performance--returned just 0.60% for the six months ended in May.

Mortgage-backed bonds, which typically offer high yields, held up best. For the six months, returns for the Lehman sub-indexes show mortgage bonds returned
0.96%. Corporate bonds were next at 0.43%, while Treasury bonds returned 0.28%.
High-yield bonds--which offer additional yield to compensate for the significant additional risk of default by the companies that issue these bonds--were the best-performing segment of the domestic bond market for the six months, when the
CSFB High-Yield Index II increased 3.24%.

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to seek long-term capital growth with a small amount of regular income from a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Microsoft Corporation                        1.6%                  0.9%
--------------------------------------------------------------------------------
General Electric Co.                         1.5%                  0.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.                           1.5%                  0.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                               1.4%                  0.8%
--------------------------------------------------------------------------------
Proctor & Gamble Co.
(The)                                        1.4%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
Roche Holding AG ORD                         2.6%                  0.6%
--------------------------------------------------------------------------------
Samsung Electronics
ORD                                          2.4%                  0.5%
--------------------------------------------------------------------------------
Novartis AG ORD                              1.9%                  0.4%
--------------------------------------------------------------------------------
Research In Motion Ltd.                      1.8%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          1.8%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            46.3%
--------------------------------------------------------------------------------
Asia/Pacific                                                      37.1%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         12.5%
--------------------------------------------------------------------------------
Africa                                                             4.1%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 76.0%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
           13,900  Boeing Co.                                      $    636,620
--------------------------------------------------------------------------------
           39,100  Honeywell International Inc.                       1,317,782
--------------------------------------------------------------------------------
            9,400  L-3 Communications Holdings,
                   Inc.                                                 599,156
--------------------------------------------------------------------------------
           10,200  Lockheed Martin Corp.                                505,308
--------------------------------------------------------------------------------
           25,500  Raytheon Company                                     847,875
--------------------------------------------------------------------------------
           41,900  Rockwell Collins                                   1,258,676
--------------------------------------------------------------------------------
           18,800  United Technologies Corp.                          1,590,668
--------------------------------------------------------------------------------
                                                                      6,756,085
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.6%
--------------------------------------------------------------------------------
           46,300  CNF Inc.                                           1,804,774
--------------------------------------------------------------------------------
           26,200  Expeditors International of
                   Washington, Inc.                                   1,190,528
--------------------------------------------------------------------------------
            1,461  FedEx Corporation                                    107,500
--------------------------------------------------------------------------------
           15,900  Ryder System, Inc.                                   590,685
--------------------------------------------------------------------------------
           10,896  United Parcel Service, Inc. Cl B                     781,461
--------------------------------------------------------------------------------
           39,000  Yamato Transport Co. Ltd. ORD                        555,425
--------------------------------------------------------------------------------
                                                                      5,030,373
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
           11,388  Southwest Airlines Co.                               176,628
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
           24,850  AAPICO Hitech Public
                   Company Limited ORD                                   14,706
--------------------------------------------------------------------------------
           14,010  Continental AG ORD                                   628,782
--------------------------------------------------------------------------------
           12,300  Superior Industries
                   International, Inc.                                  401,595
--------------------------------------------------------------------------------
           20,700  TRW Automotive Holdings Corp.(2)                     406,548
--------------------------------------------------------------------------------
                                                                      1,451,631
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.0%
--------------------------------------------------------------------------------
          153,841  Ford Motor Company                                 2,284,539
--------------------------------------------------------------------------------
           12,600  General Motors Corp.                                 571,914
--------------------------------------------------------------------------------
           47,200  Harley-Davidson, Inc.                              2,713,527
--------------------------------------------------------------------------------
           13,810  Hyundai Motor Co. Ltd. ORD                           529,423
--------------------------------------------------------------------------------
       49,172,490  Otokar Otobus Kaosfri AS ORD(2)                      185,031
--------------------------------------------------------------------------------
            3,000  Toyota Motor Corp. ADR                               217,050
--------------------------------------------------------------------------------
           40,000  Toyota Motor Corp. ORD                             1,451,379
--------------------------------------------------------------------------------
           30,000  Yamaha Motor Co. Ltd. ORD                            431,332
--------------------------------------------------------------------------------
                                                                      8,384,195
--------------------------------------------------------------------------------
BEVERAGES -- 1.6%
--------------------------------------------------------------------------------
           31,976  Adolph Coors Company Cl B                          2,060,853
--------------------------------------------------------------------------------
            9,500  Anheuser-Busch Companies, Inc.                       506,065
--------------------------------------------------------------------------------
          102,354  Cia Cervecerias Unidas SA ORD                        407,150
--------------------------------------------------------------------------------
          114,472  Coca-Cola Enterprises                              3,153,704
--------------------------------------------------------------------------------
           63,020  Diageo plc ORD                                       835,603
--------------------------------------------------------------------------------
           14,800  Pepsi Bottling Group Inc.                            429,200
--------------------------------------------------------------------------------
           22,972  PepsiAmericas Inc.                                   487,925
--------------------------------------------------------------------------------
           72,600  PepsiCo, Inc.                                      3,874,661
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            7,460  Pernod-Ricard SA ORD                            $    933,829
--------------------------------------------------------------------------------
           11,170  Quilmes Industrial SA ADR(2)                         182,518
--------------------------------------------------------------------------------
           54,770  SABMiller plc ORD                                    660,945
--------------------------------------------------------------------------------
                                                                     13,532,453
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
           36,200  Alkermes Inc.(2)                                     521,280
--------------------------------------------------------------------------------
           40,100  Amgen Inc.(2)                                      2,193,470
--------------------------------------------------------------------------------
           22,900  Celgene Corp.(2)                                   1,305,300
--------------------------------------------------------------------------------
           25,700  ImClone Systems Inc.(2)                            1,901,800
--------------------------------------------------------------------------------
           63,254  Ligand Pharmaceuticals Inc.(2)                     1,292,912
--------------------------------------------------------------------------------
           14,300  Neurocrine Biosciences Inc.(2)                       819,247
--------------------------------------------------------------------------------
          118,936  QLT Inc.(2)                                        2,747,421
--------------------------------------------------------------------------------
                                                                     10,781,430
--------------------------------------------------------------------------------
BUILDING PRODUCTS(1)
--------------------------------------------------------------------------------
            9,500  Masco Corp.                                          275,025
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.6%
--------------------------------------------------------------------------------
           36,880  Credit Suisse Group ORD(2)                         1,267,005
--------------------------------------------------------------------------------
           21,700  Edwards (A.G.), Inc.                                 811,580
--------------------------------------------------------------------------------
           16,599  Goldman Sachs Group, Inc.
                   (The)                                              1,558,812
--------------------------------------------------------------------------------
           62,166  J.P. Morgan Chase & Co.                            2,290,194
--------------------------------------------------------------------------------
            3,330  Lehman Brothers Holdings Inc.                        251,915
--------------------------------------------------------------------------------
           50,203  Man Group plc ORD                                  1,502,329
--------------------------------------------------------------------------------
           22,100  Merrill Lynch & Co., Inc.                          1,255,280
--------------------------------------------------------------------------------
           29,533  Morgan Stanley                                     1,580,311
--------------------------------------------------------------------------------
           29,000  Northern Trust Corp.                               1,245,550
--------------------------------------------------------------------------------
           21,074  UBS AG ORD                                         1,511,893
--------------------------------------------------------------------------------
                                                                     13,274,869
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
           82,080  Aeci Ltd. ORD                                        401,252
--------------------------------------------------------------------------------
            5,200  Air Products & Chemicals, Inc.                       259,844
--------------------------------------------------------------------------------
           17,000  Alpha Bank A.E. ORD                                  587,564
--------------------------------------------------------------------------------
            9,500  Ecolab Inc.                                          289,845
--------------------------------------------------------------------------------
            6,100  International Flavors &
                   Fragrances Inc.                                      219,478
--------------------------------------------------------------------------------
           24,000  JSR Corp. ORD                                        511,611
--------------------------------------------------------------------------------
            4,407  Minerals Technologies Inc.                           253,403
--------------------------------------------------------------------------------
          104,206  Monsanto Co.                                       3,595,107
--------------------------------------------------------------------------------
           13,300  PPG Industries, Inc.                                 795,340
--------------------------------------------------------------------------------
            7,300  Rohm and Haas Co.                                    281,342
--------------------------------------------------------------------------------
        2,382,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     748,845
--------------------------------------------------------------------------------
          202,000  Toray Industries Inc. ORD                            930,842
--------------------------------------------------------------------------------
                                                                      8,874,473
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.2%
--------------------------------------------------------------------------------
           23,770  Alpha Bank A.E. ORD                                  621,804
--------------------------------------------------------------------------------
           59,760  Anglo Irish Bank Corporation
                   ORD                                                  948,765
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          246,700  Bangkok Bank Public Company
                   Limited ORD(2)                                  $    562,686
--------------------------------------------------------------------------------
           73,343  Bank of America Corp.                              6,097,005
--------------------------------------------------------------------------------
          100,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  571,480
--------------------------------------------------------------------------------
           21,900  Bank One Corp.                                     1,061,055
--------------------------------------------------------------------------------
        2,735,500  Bank Rakyat Indonesia ORD(2)                         501,385
--------------------------------------------------------------------------------
           15,000  BB&T Corporation                                     565,200
--------------------------------------------------------------------------------
           10,600  Comerica Inc.                                        600,066
--------------------------------------------------------------------------------
        1,123,000  Commerce Asset Holdings Bhd
                   ORD                                                1,442,168
--------------------------------------------------------------------------------
           34,340  Commonwealth Bank of
                   Australia ORD                                        805,330
--------------------------------------------------------------------------------
           13,700  Corporation Bank ORD                                  87,822
--------------------------------------------------------------------------------
           52,896  Credit Agricole SA ORD                             1,300,383
--------------------------------------------------------------------------------
           10,580  East West BanCorp, Inc.                              641,889
--------------------------------------------------------------------------------
            9,480  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  1,464,547
--------------------------------------------------------------------------------
           66,720  Hana Bank ORD                                      1,482,031
--------------------------------------------------------------------------------
          272,670  Israel Discount Bank Ltd. Cl A
                   ORD(2)                                               288,797
--------------------------------------------------------------------------------
           18,000  KeyCorp                                              565,380
--------------------------------------------------------------------------------
           20,000  Marshall & Ilsley Corp.                              823,000
--------------------------------------------------------------------------------
           12,500  Mercantile Bankshares
                   Corporation                                          583,625
--------------------------------------------------------------------------------
               80  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      689,405
--------------------------------------------------------------------------------
           75,552  National City Corp.                                2,681,340
--------------------------------------------------------------------------------
          126,050  Nedcor Ltd. ORD                                    1,211,088
--------------------------------------------------------------------------------
           14,300  PNC Financial Services Group                         789,503
--------------------------------------------------------------------------------
           32,870  Royal Bank of Scotland Group
                   plc ORD                                              991,463
--------------------------------------------------------------------------------
           91,510  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,479,386
--------------------------------------------------------------------------------
           14,210  Societe Generale Cl A ORD                          1,204,365
--------------------------------------------------------------------------------
           32,480  Standard Chartered plc ORD                           535,652
--------------------------------------------------------------------------------
              330  Sumitomo Mitsui Financial
                   Group Inc. ORD                                     2,370,827
--------------------------------------------------------------------------------
           25,400  SunTrust Banks, Inc.                               1,653,032
--------------------------------------------------------------------------------
        1,378,000  Taishin Financial Holdings Co.
                   Ltd. ORD                                           1,248,593
--------------------------------------------------------------------------------
           21,200  TCF Financial Corp.                                1,182,536
--------------------------------------------------------------------------------
           35,700  U.S. Bancorp                                       1,003,170
--------------------------------------------------------------------------------
          637,500  Union Bank of India ORD(2)                           789,941
--------------------------------------------------------------------------------
           62,065  Wachovia Corp.                                     2,930,090
--------------------------------------------------------------------------------
           26,300  Wells Fargo & Co.                                  1,546,440
--------------------------------------------------------------------------------
            8,300  Zions Bancorporation                                 508,790
--------------------------------------------------------------------------------
                                                                     43,830,039
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
           17,034  Apollo Group Inc. Cl A(2)                          1,597,789
--------------------------------------------------------------------------------
           33,775  Career Education Corp.(2)                          2,295,688
--------------------------------------------------------------------------------
           46,524  Cendant Corporation                                1,067,261
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           74,616  Copart Inc.(2)                                  $  1,839,284
--------------------------------------------------------------------------------
          103,356  Corinthian Colleges, Inc.(2)                       2,936,345
--------------------------------------------------------------------------------
           42,589  Equifax Inc.                                       1,043,856
--------------------------------------------------------------------------------
           52,600  Monster Worldwide Inc.(2)                          1,331,306
--------------------------------------------------------------------------------
           14,500  R. R. Donnelley & Sons
                   Company                                              438,770
--------------------------------------------------------------------------------
           35,300  Republic Services, Inc. Cl A                       1,018,405
--------------------------------------------------------------------------------
            9,900  Strayer Education Inc.                             1,154,241
--------------------------------------------------------------------------------
           88,000  Toppan Printing Co. Ltd. ORD                       1,073,657
--------------------------------------------------------------------------------
            2,947  United Stationers Inc.(2)                            111,131
--------------------------------------------------------------------------------
           22,298  Waste Management, Inc.                               641,290
--------------------------------------------------------------------------------
                                                                     16,549,023
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
           94,400  Andrew Corporation(2)                              1,854,960
--------------------------------------------------------------------------------
            9,074  Aspect Communications
                   Corporation(2)                                       116,510
--------------------------------------------------------------------------------
          291,823  Cisco Systems Inc.(2)                              6,463,880
--------------------------------------------------------------------------------
          174,000  Gemtek Technology Corp. ORD(2)                       394,149
--------------------------------------------------------------------------------
           56,600  Juniper Networks, Inc.(2)                          1,183,506
--------------------------------------------------------------------------------
          110,305  Motorola, Inc.                                     2,180,730
--------------------------------------------------------------------------------
           28,500  Nokia Oyj ADR                                        391,590
--------------------------------------------------------------------------------
           35,900  QUALCOMM Inc.                                      2,407,813
--------------------------------------------------------------------------------
           27,955  Research In Motion Ltd.(2)                         3,354,600
--------------------------------------------------------------------------------
          450,080  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(2)                           1,255,807
--------------------------------------------------------------------------------
                                                                     19,603,545
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.3%
--------------------------------------------------------------------------------
           55,338  Dell Inc.(2)                                       1,946,791
--------------------------------------------------------------------------------
           84,304  Hewlett-Packard Co.                                1,790,617
--------------------------------------------------------------------------------
           70,884  International Business
                   Machines Corp.                                     6,279,614
--------------------------------------------------------------------------------
           28,800  Seagate Technology                                   354,240
--------------------------------------------------------------------------------
            2,025  Storage Technology Corp.(2)                           57,206
--------------------------------------------------------------------------------
                                                                     10,428,468
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
           12,303  ACS, Actividades de
                   Construccion y Servicios, SA
                   ORD                                                  600,851
--------------------------------------------------------------------------------
          133,610  E&O Property Development
                   Bhd(2)                                                10,197
--------------------------------------------------------------------------------
        1,896,600  E&O Property Development
                   Bhd Cl B ORD(2)                                      339,392
--------------------------------------------------------------------------------
          420,200  Empresas ICA Sociedad
                   Controladora SA de CV ORD(2)                         129,666
--------------------------------------------------------------------------------
            6,300  Fluor Corp.                                          254,646
--------------------------------------------------------------------------------
           17,240  Grupo Ferrovial SA ORD                               678,582
--------------------------------------------------------------------------------
            8,490  Vinci SA ORD                                         815,994
--------------------------------------------------------------------------------
                                                                      2,829,328
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
           13,640  Cemex SA de CV ADR                                   400,198
--------------------------------------------------------------------------------
           26,392  CRH plc ORD                                          558,245
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,000  Lafarge SA ORD                                  $    777,081
--------------------------------------------------------------------------------
           29,500  Martin Marietta Materials, Inc.                    1,263,485
--------------------------------------------------------------------------------
           63,596  Siam Cement Public Company
                   Limited (The) ORD                                    335,582
--------------------------------------------------------------------------------
                                                                      3,334,591
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.7%
--------------------------------------------------------------------------------
           59,818  American Express Co.                               3,032,773
--------------------------------------------------------------------------------
            4,682  Capital One Financial Corp.                          328,021
--------------------------------------------------------------------------------
           10,307  CompuCredit Corp.(2)                                 180,785
--------------------------------------------------------------------------------
           29,798  MBNA Corporation                                     756,869
--------------------------------------------------------------------------------
            7,900  ORIX Corporation ORD                                 803,329
--------------------------------------------------------------------------------
        2,081,600  Siam Industrial Credit Public
                   Company Limited ORD                                  361,861
--------------------------------------------------------------------------------
                                                                      5,463,638
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            5,300  Genuine Parts Company                                199,492
--------------------------------------------------------------------------------
          292,000  Li & Fung Limited ORD                                432,762
--------------------------------------------------------------------------------
                                                                        632,254
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
           35,118  Standard and Poor's 500
                   Depositary Receipt                                 3,960,257
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
            2,865  Ainax AB ORD(2)                                       88,394
--------------------------------------------------------------------------------
          280,900  AMMB Holdings Bhd ORD                                255,767
--------------------------------------------------------------------------------
          128,017  Citigroup Inc.                                     5,943,829
--------------------------------------------------------------------------------
           44,643  ING Groep N.V. ORD                                 1,007,534
--------------------------------------------------------------------------------
           10,927  Principal Financial Group                            381,899
--------------------------------------------------------------------------------
                                                                      7,677,423
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
--------------------------------------------------------------------------------
           14,141  ALLTEL Corp.                                         715,959
--------------------------------------------------------------------------------
           28,054  AT&T Corp.                                           465,135
--------------------------------------------------------------------------------
           70,357  BellSouth Corp.                                    1,756,111
--------------------------------------------------------------------------------
           12,138  CenturyTel Inc.                                      362,805
--------------------------------------------------------------------------------
            5,700  Commonwealth Telephone
                   Enterprise Inc.(2)                                   241,680
--------------------------------------------------------------------------------
        1,590,000  PT Indonesian Satellite Corp
                   Tbk ORD                                              681,429
--------------------------------------------------------------------------------
           54,603  SBC Communications Inc.                            1,294,091
--------------------------------------------------------------------------------
          203,084  Sprint Corp.                                       3,606,771
--------------------------------------------------------------------------------
           25,020  Tele Norte Leste Participacoes
                   SA ADR                                               283,226
--------------------------------------------------------------------------------
           96,840  Telecom Argentina SA ADR(2)                          820,235
--------------------------------------------------------------------------------
           84,706  Telefonica SA ORD                                  1,228,953
--------------------------------------------------------------------------------
           84,860  Telenor ASA ORD                                      608,243
--------------------------------------------------------------------------------
          127,610  Telkom SA Limited ORD                              1,549,760
--------------------------------------------------------------------------------
        5,474,083  Uralsvyazinform ORD                                  211,300
--------------------------------------------------------------------------------
           76,291  Verizon Communications                             2,638,143
--------------------------------------------------------------------------------
          261,103  VolgaTelecom ORD                                     788,531
--------------------------------------------------------------------------------
                                                                     17,252,372
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.4%
--------------------------------------------------------------------------------
           12,900  Ameren Corp.                                    $    570,180
--------------------------------------------------------------------------------
        1,170,000  Beijing Datang Power
                   Generation Company Ltd. ORD                          975,851
--------------------------------------------------------------------------------
           93,283  CenterPoint Energy, Inc.                           1,011,188
--------------------------------------------------------------------------------
        2,909,920  Colbun SA ORD                                        257,693
--------------------------------------------------------------------------------
           82,126  Edison International                               1,982,522
--------------------------------------------------------------------------------
           29,000  Exelon Corporation                                   965,700
--------------------------------------------------------------------------------
           18,500  FPL Group, Inc.                                    1,179,375
--------------------------------------------------------------------------------
          718,000  Huaneng Power International,
                   Inc. ORD                                             667,954
--------------------------------------------------------------------------------
           17,900  PPL Corporation                                      772,385
--------------------------------------------------------------------------------
           13,920  Public Power Corporation ORD                         347,816
--------------------------------------------------------------------------------
           19,600  Reliance Energy Ltd. ORD                             214,911
--------------------------------------------------------------------------------
           63,877  TXU Corp.                                          2,387,083
--------------------------------------------------------------------------------
           12,100  Wisconsin Energy Corp.                               384,901
--------------------------------------------------------------------------------
                                                                     11,717,559
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
          221,582  ABB Limited ORD(2)                                 1,237,790
--------------------------------------------------------------------------------
          134,480  Elektrim SA ORD(2)                                   347,365
--------------------------------------------------------------------------------
           15,500  Emerson Electric Co.                                 925,350
--------------------------------------------------------------------------------
            6,190  Gamesa ORD                                           277,586
--------------------------------------------------------------------------------
           15,210  Schneider SA ORD                                   1,023,494
--------------------------------------------------------------------------------
           10,184  Thomas & Betts Corp.                                 249,101
--------------------------------------------------------------------------------
                                                                      4,060,686
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
--------------------------------------------------------------------------------
           92,500  Amphenol Corp. Cl A(2)                             3,015,499
--------------------------------------------------------------------------------
           42,718  Arrow Electronics, Inc.(2)                         1,163,211
--------------------------------------------------------------------------------
           30,169  Avnet Inc.(2)                                        705,955
--------------------------------------------------------------------------------
           31,700  AVX Corp.                                            502,128
--------------------------------------------------------------------------------
          167,400  Career Technology Company
                   Limited ORD(2)                                       311,395
--------------------------------------------------------------------------------
          277,000  Coretronic Corp. ORD                                 390,609
--------------------------------------------------------------------------------
           16,000  Hoya Corp. ORD                                     1,656,023
--------------------------------------------------------------------------------
           18,500  LG Micron Ltd. ORD                                 1,056,690
--------------------------------------------------------------------------------
           26,000  Omron Corp. ORD                                      571,934
--------------------------------------------------------------------------------
           71,594  Optimax Technology
                   Corporation ORD                                      289,985
--------------------------------------------------------------------------------
           15,887  Orbotech, Ltd.(2)                                    308,049
--------------------------------------------------------------------------------
           12,180  Samsung Electro-Mechanics
                   Co. Ltd. ORD(2)                                      381,278
--------------------------------------------------------------------------------
            7,400  Samsung SDI Co. Ltd. ORD                             815,523
--------------------------------------------------------------------------------
          396,000  Tripod Technology Corp. ORD(2)                       575,050
--------------------------------------------------------------------------------
           12,900  Waters Corp.(2)                                      594,432
--------------------------------------------------------------------------------
                                                                     12,337,761
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           13,600  BJ Services Co.(2)                                   569,704
--------------------------------------------------------------------------------
            5,500  Diamond Offshore Drilling, Inc.                      124,245
--------------------------------------------------------------------------------
            6,600  Global SantaFe Corp.                                 165,858
--------------------------------------------------------------------------------
           20,560  Nabors Industries Ltd.(2)                            851,184
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           54,660  Saipem SpA ORD                                  $    497,981
--------------------------------------------------------------------------------
           20,975  Schlumberger Ltd.                                  1,199,141
--------------------------------------------------------------------------------
           15,900  Smith International, Inc.(2)                         793,887
--------------------------------------------------------------------------------
                                                                      4,202,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.4%
--------------------------------------------------------------------------------
            4,020  7-Eleven Inc.(2)                                      69,023
--------------------------------------------------------------------------------
           11,700  CVS Corp.                                            487,656
--------------------------------------------------------------------------------
           23,000  Ito-Yokado Co., Ltd. ORD                             936,774
--------------------------------------------------------------------------------
           26,400  Kroger Co. (The)(2)                                  440,616
--------------------------------------------------------------------------------
          269,000  Lifestyle International Holdings
                   Ltd. ORD(2)                                          300,300
--------------------------------------------------------------------------------
           16,470  Metro AG ORD(2)                                      797,318
--------------------------------------------------------------------------------
           57,905  Supervalu Inc.                                     1,796,213
--------------------------------------------------------------------------------
          331,370  Tesco plc ORD                                      1,511,109
--------------------------------------------------------------------------------
          238,370  Wal-Mart de Mexico SA de CV
                   Series V ORD                                         714,671
--------------------------------------------------------------------------------
           42,800  Whole Foods Market, Inc.                           3,680,801
--------------------------------------------------------------------------------
          333,000  Wumart Stores Inc. Cl H ORD(2)                       651,626
--------------------------------------------------------------------------------
                                                                     11,386,107
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          110,230  Cadbury Schweppes plc ORD                            938,720
--------------------------------------------------------------------------------
           19,300  Campbell Soup Company                                492,343
--------------------------------------------------------------------------------
           20,577  Corn Products International Inc.                     892,630
--------------------------------------------------------------------------------
           16,200  H.J. Heinz Company                                   604,908
--------------------------------------------------------------------------------
           44,700  Kraft Foods Inc.                                   1,334,742
--------------------------------------------------------------------------------
          514,000  Lian HWA Food Corp. ORD(2)                           161,155
--------------------------------------------------------------------------------
           38,500  McCormick & Company,
                   Incorporated                                       1,364,825
--------------------------------------------------------------------------------
          568,000  MK Land Holdings Bhd ORD                             427,495
--------------------------------------------------------------------------------
            4,270  Nestle SA ORD                                      1,110,861
--------------------------------------------------------------------------------
          666,000  People's Food Holdings Ltd.
                   ORD                                                  529,303
--------------------------------------------------------------------------------
           19,380  Royal Numico N.V. ORD(2)                             616,073
--------------------------------------------------------------------------------
           20,100  Sara Lee Corp.                                       460,290
--------------------------------------------------------------------------------
           22,400  Smithfield Foods Inc.(2)                             649,376
--------------------------------------------------------------------------------
          104,920  Tyson Foods, Inc. Cl A                             2,152,959
--------------------------------------------------------------------------------
           20,500  Unilever N.V. New York Shares                      1,352,385
--------------------------------------------------------------------------------
                                                                     13,088,065
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           27,400  AGL Resources Inc.                                   772,680
--------------------------------------------------------------------------------
           21,200  NiSource Inc.                                        429,512
--------------------------------------------------------------------------------
            2,746  UGI Corp.                                             88,119
--------------------------------------------------------------------------------
           21,500  WGL Holdings Inc.                                    591,465
--------------------------------------------------------------------------------
                                                                      1,881,776
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
--------------------------------------------------------------------------------
           28,500  Alcon, Inc.                                        2,236,110
--------------------------------------------------------------------------------
            9,300  American Medical Systems
                   Holdings, Inc.(2)                                    291,369
--------------------------------------------------------------------------------
           42,400  Apogent Technologies Inc.(2)                       1,366,128
--------------------------------------------------------------------------------
           25,900  Bard (C.R.), Inc.                                  2,905,203
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           87,200  Baxter International, Inc.                      $  2,741,568
--------------------------------------------------------------------------------
           14,400  Beckman Coulter Inc.                                 871,200
--------------------------------------------------------------------------------
           37,013  Becton Dickinson & Co.                             1,862,494
--------------------------------------------------------------------------------
          103,572  Boston Scientific Corp.(2)                         4,588,239
--------------------------------------------------------------------------------
            9,650  Cie Generale D'Optique
                   Essilor International SA ORD                         598,681
--------------------------------------------------------------------------------
           55,400  Fisher Scientific International(2)                 3,180,514
--------------------------------------------------------------------------------
           23,500  Guidant Corp.                                      1,276,990
--------------------------------------------------------------------------------
           68,254  Hospira Inc.(2)                                    1,750,033
--------------------------------------------------------------------------------
           15,300  Inamed Corp.(2)                                      911,115
--------------------------------------------------------------------------------
           63,800  Medtronic, Inc.                                    3,056,020
--------------------------------------------------------------------------------
           38,000  Mentor Corp.                                       1,217,900
--------------------------------------------------------------------------------
            8,410  Respironics, Inc.(2)                                 447,328
--------------------------------------------------------------------------------
          209,040  Smith & Nephew plc ORD                             2,189,821
--------------------------------------------------------------------------------
            9,700  St. Jude Medical, Inc.(2)                            739,722
--------------------------------------------------------------------------------
            6,900  Synthes, Inc. ORD                                    812,186
--------------------------------------------------------------------------------
                                                                     33,042,621
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
--------------------------------------------------------------------------------
           29,600  Aetna Inc.                                         2,403,519
--------------------------------------------------------------------------------
           25,964  AmerisourceBergen Corp.                            1,557,321
--------------------------------------------------------------------------------
            3,251  Andrx Corp.(2)                                        89,337
--------------------------------------------------------------------------------
            6,609  Anthem, Inc.(2)                                      585,095
--------------------------------------------------------------------------------
            6,500  CIGNA Corp.                                          440,700
--------------------------------------------------------------------------------
           48,809  Coventry Health Care Inc.(2)                       2,249,119
--------------------------------------------------------------------------------
           12,500  DaVita Inc.(2)                                       580,250
--------------------------------------------------------------------------------
           24,900  HCA Inc.                                             966,867
--------------------------------------------------------------------------------
            8,451  Humana Inc.(2)                                       144,259
--------------------------------------------------------------------------------
            1,004  UnitedHealth Group
                   Incorporated                                          65,511
--------------------------------------------------------------------------------
           12,000  Universal Health Services, Inc.
                   Cl B                                                 528,120
--------------------------------------------------------------------------------
                                                                      9,610,098
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
--------------------------------------------------------------------------------
           20,041  Accor SA ORD                                         831,173
--------------------------------------------------------------------------------
            9,200  Brinker International, Inc.(2)                       340,032
--------------------------------------------------------------------------------
          136,500  Caesars Entertainment Inc.(2)                      1,879,605
--------------------------------------------------------------------------------
           60,900  Carnival Corporation                               2,594,949
--------------------------------------------------------------------------------
           11,800  Darden Restaurants, Inc.                             265,500
--------------------------------------------------------------------------------
           73,480  Enterprise Inns plc ORD                              826,940
--------------------------------------------------------------------------------
           27,590  Greek Organization of Football
                   Prognostics ORD                                      530,348
--------------------------------------------------------------------------------
            7,800  Harrah's Entertainment, Inc.                         400,920
--------------------------------------------------------------------------------
           14,400  International Game Technology                        565,920
--------------------------------------------------------------------------------
           33,700  Mandalay Resort Group                              1,848,445
--------------------------------------------------------------------------------
          116,063  McDonald's Corporation                             3,064,064
--------------------------------------------------------------------------------
            8,900  Outback Steakhouse, Inc.                             377,805
--------------------------------------------------------------------------------
            4,100  Speedway Motorsports Inc.                            137,842
--------------------------------------------------------------------------------
           37,300  Station Casinos Inc.                               1,724,006
--------------------------------------------------------------------------------
           73,900  WMS Industries Inc.(2)                             2,268,730
--------------------------------------------------------------------------------
                                                                     17,656,279
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.4%
--------------------------------------------------------------------------------
           33,539  Black & Decker Corporation                      $  2,009,992
--------------------------------------------------------------------------------
            7,600  Fortune Brands, Inc.                                 572,280
--------------------------------------------------------------------------------
           32,585  Helen of Troy Ltd.(2)                              1,089,317
--------------------------------------------------------------------------------
            8,700  Jarden Corp.(2)                                      304,500
--------------------------------------------------------------------------------
            7,380  KB Home                                              486,194
--------------------------------------------------------------------------------
           94,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      1,301,197
--------------------------------------------------------------------------------
           29,200  Newell Rubbermaid Inc.                               688,244
--------------------------------------------------------------------------------
            3,284  NVR, Inc.(2)                                       1,503,251
--------------------------------------------------------------------------------
           97,000  Sharp Corp. ORD                                    1,646,290
--------------------------------------------------------------------------------
            6,300  Snap-on Incorporated                                 211,869
--------------------------------------------------------------------------------
           27,025  Stanley Works (The)                                1,176,939
--------------------------------------------------------------------------------
            2,900  Whirlpool Corp.                                      192,937
--------------------------------------------------------------------------------
                                                                     11,183,010
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
            4,700  Clorox Company                                       246,092
--------------------------------------------------------------------------------
            9,517  Energizer Holdings, Inc.(2)                          431,596
--------------------------------------------------------------------------------
          216,600  Hindustan Lever Ltd. ORD                             654,882
--------------------------------------------------------------------------------
           21,148  Kimberly-Clark Corp.                               1,393,653
--------------------------------------------------------------------------------
           58,241  Procter & Gamble Co. (The)                         6,279,545
--------------------------------------------------------------------------------
           21,700  Rayovac Corporation(2)                               588,070
--------------------------------------------------------------------------------
           75,434  Reckitt Benckiser plc ORD                          2,041,854
--------------------------------------------------------------------------------
                                                                     11,635,692
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
--------------------------------------------------------------------------------
              504  3M Co.                                                42,618
--------------------------------------------------------------------------------
          221,582  General Electric Co.                               6,895,633
--------------------------------------------------------------------------------
           18,870  Siemens AG ORD                                     1,328,313
--------------------------------------------------------------------------------
           36,000  Textron Inc.                                       1,967,400
--------------------------------------------------------------------------------
          109,384  Tyco International Ltd.                            3,367,933
--------------------------------------------------------------------------------
                                                                     13,601,897
--------------------------------------------------------------------------------
INSURANCE -- 2.8%
--------------------------------------------------------------------------------
           31,385  Ace, Ltd.                                          1,292,434
--------------------------------------------------------------------------------
           29,400  Allstate Corp.                                     1,293,012
--------------------------------------------------------------------------------
           57,662  American International Group,
                   Inc.                                               4,226,626
--------------------------------------------------------------------------------
           60,747  Axa ORD                                            1,246,346
--------------------------------------------------------------------------------
           32,722  Berkley (W.R.) Corp.                               1,362,871
--------------------------------------------------------------------------------
           12,900  Chubb Corp.                                          869,073
--------------------------------------------------------------------------------
            4,904  Fidelity National Financial, Inc.                    184,341
--------------------------------------------------------------------------------
           27,865  First American Financial Corp.
                   (The)                                                723,375
--------------------------------------------------------------------------------
           25,800  Genworth Financial Inc.(2)                           503,100
--------------------------------------------------------------------------------
           14,519  Hartford Financial Services
                   Group Inc. (The)                                     959,996
--------------------------------------------------------------------------------
           17,600  Horace Mann Educators Corp.                          297,968
--------------------------------------------------------------------------------
           10,200  Jefferson-Pilot Corp.                                523,566
--------------------------------------------------------------------------------
           16,124  Lincoln National Corp.                               765,729
--------------------------------------------------------------------------------
           13,600  Loews Corp.                                          783,768
--------------------------------------------------------------------------------
           41,300  Marsh & McLennan
                   Companies, Inc.                                    1,822,156
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          105,200  MetLife, Inc.                                   $  3,739,860
--------------------------------------------------------------------------------
            1,240  Odyssey Re Holdings Corp.                             31,310
--------------------------------------------------------------------------------
              688  Progressive Corp.                                     59,010
--------------------------------------------------------------------------------
            7,562  Protective Life Corporation                          279,643
--------------------------------------------------------------------------------
          122,270  QBE Insurance Group Limited
                   ORD                                                1,090,113
--------------------------------------------------------------------------------
            5,879  St. Paul Companies, Inc.                             233,279
--------------------------------------------------------------------------------
           11,100  Torchmark Corp.                                      601,509
--------------------------------------------------------------------------------
                                                                     22,889,085
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.7%
--------------------------------------------------------------------------------
           15,200  Ask Jeeves, Inc.(2)                                  614,080
--------------------------------------------------------------------------------
           65,654  Earthlink Inc.(2)                                    659,166
--------------------------------------------------------------------------------
            3,690  NHN Corporation ORD                                  341,784
--------------------------------------------------------------------------------
            6,945  United Online, Inc.(2)                               130,497
--------------------------------------------------------------------------------
           68,858  VeriSign, Inc.(2)                                  1,249,084
--------------------------------------------------------------------------------
           83,486  Yahoo! Inc.(2)                                     2,559,680
--------------------------------------------------------------------------------
                                                                      5,554,291
--------------------------------------------------------------------------------
IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
           11,000  Accenture Ltd. Cl A(2)                               270,710
--------------------------------------------------------------------------------
            6,567  Acxiom Corp.                                         158,265
--------------------------------------------------------------------------------
           25,300  BISYS Group Inc. (The)(2)                            320,045
--------------------------------------------------------------------------------
           15,500  Certegy Inc.                                         584,815
--------------------------------------------------------------------------------
            6,361  Checkfree Corp.(2)                                   195,028
--------------------------------------------------------------------------------
           19,713  Computer Sciences Corp.(2)                           859,290
--------------------------------------------------------------------------------
           37,300  DST Systems, Inc.(2)                               1,791,892
--------------------------------------------------------------------------------
           22,000  Electronic Data Systems Corp.                        359,700
--------------------------------------------------------------------------------
           65,900  First Data Corp.                                   2,852,810
--------------------------------------------------------------------------------
           10,200  Fiserv, Inc.(2)                                      385,764
--------------------------------------------------------------------------------
           25,800  Hughes Software Systems ORD                          276,841
--------------------------------------------------------------------------------
            5,130  Infosys Technologies Ltd. ADR                        425,534
--------------------------------------------------------------------------------
                                                                      8,480,694
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           74,213  Eastman Kodak Co.                                  1,942,897
--------------------------------------------------------------------------------
           31,973  Hasbro, Inc.                                         628,589
--------------------------------------------------------------------------------
           18,100  Mattel, Inc.                                         316,388
--------------------------------------------------------------------------------
          287,000  O-TA Precision Industry Co.
                   Ltd. ORD                                             671,647
--------------------------------------------------------------------------------
                                                                      3,559,521
--------------------------------------------------------------------------------
MACHINERY -- 0.7%
--------------------------------------------------------------------------------
           75,660  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(2)                                508,726
--------------------------------------------------------------------------------
            9,100  Deere & Co.                                          597,870
--------------------------------------------------------------------------------
           21,654  Dover Corp.                                          843,640
--------------------------------------------------------------------------------
           13,500  Illinois Tool Works Inc.                           1,213,380
--------------------------------------------------------------------------------
           10,300  Ingersoll-Rand Company                               672,590
--------------------------------------------------------------------------------
            7,600  Parker-Hannifin Corp.                                422,256
--------------------------------------------------------------------------------
           44,410  Volvo AB Cl B ORD                                  1,438,691
--------------------------------------------------------------------------------
                                                                      5,697,153
--------------------------------------------------------------------------------
MARINE(1)
--------------------------------------------------------------------------------
          331,000  Wan Hai Lines Limited ORD                            272,109
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
MEDIA -- 2.2%
--------------------------------------------------------------------------------
            5,900  ADVO, Inc.                                      $    188,918
--------------------------------------------------------------------------------
           88,780  British Sky Broadcasting plc
                   ORD                                                  997,500
--------------------------------------------------------------------------------
           98,825  Disney (Walt) Co.                                  2,319,423
--------------------------------------------------------------------------------
           57,709  EMI Group plc ORD                                    231,457
--------------------------------------------------------------------------------
            9,000  Gannett Co., Inc.                                    790,200
--------------------------------------------------------------------------------
            4,520  Grupo Televisa SA ADR                                191,015
--------------------------------------------------------------------------------
            7,869  McGraw-Hill Companies, Inc.
                   (The)                                                613,152
--------------------------------------------------------------------------------
           88,090  Naspers Ltd. ORD                                     621,573
--------------------------------------------------------------------------------
           15,000  New York Times Co. (The) Cl A                        699,450
--------------------------------------------------------------------------------
           39,286  PanAmSat Corp.(2)                                    912,614
--------------------------------------------------------------------------------
           63,130  Pearson plc ORD                                      768,848
--------------------------------------------------------------------------------
           17,509  Regal Entertainment Group                            374,693
--------------------------------------------------------------------------------
          177,596  Time Warner Inc.(2)                                3,026,236
--------------------------------------------------------------------------------
           65,800  United Business Media plc ORD                        532,637
--------------------------------------------------------------------------------
           67,000  Univision Communications Inc.
                   Cl A(2)                                            2,180,850
--------------------------------------------------------------------------------
           12,600  Valassis Communications, Inc.(2)                     370,188
--------------------------------------------------------------------------------
           52,780  Vivendi Universal SA ORD(2)                        1,345,230
--------------------------------------------------------------------------------
           65,200  XM Satellite Radio Holdings Inc.(2)                1,641,736
--------------------------------------------------------------------------------
                                                                     17,805,720
--------------------------------------------------------------------------------
METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
           13,800  Alcoa Inc.                                           431,940
--------------------------------------------------------------------------------
           91,144  BHP Billiton Limited ORD                             783,352
--------------------------------------------------------------------------------
           14,930  China Steel Corporation GDR(2)                       266,202
--------------------------------------------------------------------------------
          221,491  Grupo Mexico SA de CV ORD(2)                         660,182
--------------------------------------------------------------------------------
           82,980  Iscor Ltd. ORD                                       433,716
--------------------------------------------------------------------------------
        1,118,000  Jiangxi Copper Co. Ltd. ORD                          480,586
--------------------------------------------------------------------------------
          115,450  KGHM Polska Miedz SA ORD(2)                          815,513
--------------------------------------------------------------------------------
           93,744  Kumba Resources Limited ORD                          518,798
--------------------------------------------------------------------------------
            4,550  MMC Norilsk Nickel ADR                               250,250
--------------------------------------------------------------------------------
            7,600  Nucor Corp.                                          500,460
--------------------------------------------------------------------------------
            8,851  Phelps Dodge Corp.(2)                                600,983
--------------------------------------------------------------------------------
            4,480  POSCO ORD                                            553,276
--------------------------------------------------------------------------------
                                                                      6,295,258
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER(1)
--------------------------------------------------------------------------------
            1,945  Constellation Energy Group Inc.                       74,377
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
          379,880  Controladora Comercial
                   Mexicana SA de CV ORD                                451,247
--------------------------------------------------------------------------------
           21,400  Dollar General Corp.                                 415,160
--------------------------------------------------------------------------------
           47,326  Federated Department Stores,
                   Inc.                                               2,257,923
--------------------------------------------------------------------------------
           52,100  J.C. Penney Co. Inc. Holding
                   Company                                            1,864,138
--------------------------------------------------------------------------------
           55,300  Marui Co., Ltd. ORD                                  737,902
--------------------------------------------------------------------------------
           51,807  May Department Stores Co.
                   (The)                                              1,484,789
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           36,650  Next plc ORD                                    $    930,294
--------------------------------------------------------------------------------
          241,780  Organizacion Soriana SA de CV
                   Cl B ORD                                             760,928
--------------------------------------------------------------------------------
            4,570  Saks Incorporated                                     68,596
--------------------------------------------------------------------------------
           10,300  Sears, Roebuck & Co.                                 391,400
--------------------------------------------------------------------------------
           30,900  Target Corporation                                 1,381,230
--------------------------------------------------------------------------------
                                                                     10,743,607
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           34,000  Canon, Inc. ORD                                    1,680,878
--------------------------------------------------------------------------------
OIL & GAS -- 4.6%
--------------------------------------------------------------------------------
           36,200  Apache Corp.                                       1,461,032
--------------------------------------------------------------------------------
           13,700  BP plc ADR                                           726,100
--------------------------------------------------------------------------------
          139,920  BP plc ORD                                         1,224,232
--------------------------------------------------------------------------------
           41,557  ChevronTexaco Corp.                                3,756,753
--------------------------------------------------------------------------------
           18,422  ConocoPhillips                                     1,350,885
--------------------------------------------------------------------------------
           21,200  EOG Resources Inc.                                 1,132,716
--------------------------------------------------------------------------------
          136,615  Exxon Mobil Corp.                                  5,908,598
--------------------------------------------------------------------------------
            1,935  Kerr-McGee Corp.                                      95,299
--------------------------------------------------------------------------------
           63,340  LUKOIL ORD                                         1,745,017
--------------------------------------------------------------------------------
            2,083  Marathon Oil Corp.                                    69,447
--------------------------------------------------------------------------------
            9,500  Murphy Oil Corp.                                     619,970
--------------------------------------------------------------------------------
           16,390  Norsk Hydro ASA ORD                                1,015,129
--------------------------------------------------------------------------------
           47,100  Occidental Petroleum Corp.                         2,081,820
--------------------------------------------------------------------------------
           59,400  PetroKazakhstan Inc. Cl A
                   New York Shares                                    1,584,198
--------------------------------------------------------------------------------
              793  PetroKazakhstan Inc. Cl A ORD                         21,164
--------------------------------------------------------------------------------
          110,200  Reliance Industries Ltd. ORD                       1,046,408
--------------------------------------------------------------------------------
           53,420  Repsol YPF SA ORD                                  1,132,552
--------------------------------------------------------------------------------
           66,800  Royal Dutch Petroleum Co.
                   New York Shares                                    3,346,012
--------------------------------------------------------------------------------
          572,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                           484,422
--------------------------------------------------------------------------------
           19,000  SK Corp. ORD                                         814,751
--------------------------------------------------------------------------------
           22,354  Sunoco, Inc.                                       1,375,442
--------------------------------------------------------------------------------
           13,560  Total SA Cl B ORD                                  2,545,295
--------------------------------------------------------------------------------
           15,888  Valero Energy Corp.                                1,050,356
--------------------------------------------------------------------------------
           31,700  Western Gas Resources Inc.                         1,753,010
--------------------------------------------------------------------------------
           44,707  XTO Energy Inc.                                    1,128,852
--------------------------------------------------------------------------------
                                                                     37,469,460
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          526,920  Chung HWA Pulp ORD                                   286,146
--------------------------------------------------------------------------------
           21,091  Georgia-Pacific Corp.                                755,480
--------------------------------------------------------------------------------
           38,556  Louisiana-Pacific Corp.                              890,643
--------------------------------------------------------------------------------
           17,390  Potlatch Corp.                                       656,473
--------------------------------------------------------------------------------
           39,740  Sappi Ltd. ORD                                       555,321
--------------------------------------------------------------------------------
            7,383  Votorantim Celulose e Papel
                   SA ADR                                               230,793
--------------------------------------------------------------------------------
           10,700  Weyerhaeuser Co.                                     647,136
--------------------------------------------------------------------------------
           33,600  WTK Holdings Bhd ORD                                  52,168
--------------------------------------------------------------------------------
                                                                      4,074,160
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
            6,900  Avon Products, Inc.                             $    611,754
--------------------------------------------------------------------------------
           55,600  Estee Lauder Companies, Inc.
                   Cl A                                               2,545,923
--------------------------------------------------------------------------------
           28,417  Gillette Company                                   1,224,489
--------------------------------------------------------------------------------
           13,900  Natura Cosmeticos SA ORD(2)                          194,089
--------------------------------------------------------------------------------
           16,300  NBTY, Inc.(2)                                        601,633
--------------------------------------------------------------------------------
           26,874  Nu Skin Enterprises Inc., Cl A                       601,978
--------------------------------------------------------------------------------
           37,459  Oriflame Cosmetics SA ORD(2)                       1,178,335
--------------------------------------------------------------------------------
                                                                      6,958,201
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.8%
--------------------------------------------------------------------------------
           36,300  Abbott Laboratories                                1,495,923
--------------------------------------------------------------------------------
           23,840  AstraZeneca plc ORD                                1,109,415
--------------------------------------------------------------------------------
           54,300  Bristol-Myers Squibb Co.                           1,372,161
--------------------------------------------------------------------------------
           54,400  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             826,560
--------------------------------------------------------------------------------
          107,300  Elan Corp. plc ADR(2)                              2,520,477
--------------------------------------------------------------------------------
           14,900  Eli Lilly and Company                              1,097,683
--------------------------------------------------------------------------------
           16,309  Eon Labs Inc.(2)                                   1,231,819
--------------------------------------------------------------------------------
           24,537  IVAX Corp.(2)                                        597,476
--------------------------------------------------------------------------------
          103,006  Johnson & Johnson                                  5,738,465
--------------------------------------------------------------------------------
           18,544  King Pharmaceuticals, Inc.(2)                        247,748
--------------------------------------------------------------------------------
           41,300  Medicis Pharmaceutical Corp.
                   Cl A                                               1,747,816
--------------------------------------------------------------------------------
           30,941  Merck & Co., Inc.                                  1,463,509
--------------------------------------------------------------------------------
           50,836  MGI Pharma Inc.(2)                                 3,269,263
--------------------------------------------------------------------------------
           75,079  Novartis AG ORD                                    3,367,201
--------------------------------------------------------------------------------
           31,380  Perrigo Co.                                          642,035
--------------------------------------------------------------------------------
          152,589  Pfizer, Inc.                                       5,392,496
--------------------------------------------------------------------------------
           44,006  Roche Holding AG ORD                               4,635,537
--------------------------------------------------------------------------------
           26,900  Salix Pharmaceuticals Ltd.(2)                        811,573
--------------------------------------------------------------------------------
           15,300  Schering-Plough Corp.                                258,570
--------------------------------------------------------------------------------
           20,831  Teva Pharmaceutical Industries
                   Ltd. ADR                                           1,378,387
--------------------------------------------------------------------------------
                                                                     39,204,114
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
            5,223  Plum Creek Timber Co. Inc.                           163,584
--------------------------------------------------------------------------------
           32,000  Sun Hung Kai Properties Ltd.
                   ORD                                                  272,032
--------------------------------------------------------------------------------
          127,000  Urbi Desarrollos Urbanos SA
                   de CV ORD(2)                                         386,333
--------------------------------------------------------------------------------
                                                                        821,949
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
              300  Burlington Northern Santa Fe
                   Corp.                                                  9,882
--------------------------------------------------------------------------------
           31,211  Union Pacific Corp.                                1,820,226
--------------------------------------------------------------------------------
           33,400  Yellow Roadway Corp.(2)                            1,192,714
--------------------------------------------------------------------------------
                                                                      3,022,822
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
           24,600  Analog Devices, Inc.                               1,209,090
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           71,090  Hynix Semiconductor Inc. ORD(2)                 $    661,515
--------------------------------------------------------------------------------
          156,109  Intel Corp.                                        4,456,913
--------------------------------------------------------------------------------
          261,000  King Yuan Electronics
                   Company Limited ORD(2)                               258,416
--------------------------------------------------------------------------------
           32,800  Linear Technology Corp.                            1,300,848
--------------------------------------------------------------------------------
          133,200  National Semiconductor Corp.(2)                    2,886,444
--------------------------------------------------------------------------------
          367,000  Powertech Technology Inc.
                   ORD(2)                                               721,227
--------------------------------------------------------------------------------
            9,640  Samsung Electronics ORD                            4,299,142
--------------------------------------------------------------------------------
            9,377  Texas Instruments Inc.                               244,833
--------------------------------------------------------------------------------
          621,000  United Microelectronics Corp.
                   ORD(2)                                               540,324
--------------------------------------------------------------------------------
           92,000  Vitesse Semiconductor Corp.(2)                       502,320
--------------------------------------------------------------------------------
                                                                     17,081,072
--------------------------------------------------------------------------------
SOFTWARE -- 2.8%
--------------------------------------------------------------------------------
           38,392  Activision, Inc.(2)                                  607,361
--------------------------------------------------------------------------------
           24,520  Amdocs Ltd.(2)                                       605,154
--------------------------------------------------------------------------------
           62,700  Check Point Software
                   Technologies(2)                                    1,491,006
--------------------------------------------------------------------------------
           24,000  Computer Associates
                   International, Inc.                                  649,440
--------------------------------------------------------------------------------
           22,400  Hyperion Solutions Corp.(2)                          887,936
--------------------------------------------------------------------------------
          269,057  Microsoft Corporation                              7,089,652
--------------------------------------------------------------------------------
          103,000  Network Associates Inc.(2)                         1,714,950
--------------------------------------------------------------------------------
           54,945  Novell, Inc.(2)                                      500,549
--------------------------------------------------------------------------------
          179,600  Oracle Corp.(2)                                    2,033,072
--------------------------------------------------------------------------------
           22,300  Red Hat Inc.(2)                                      609,459
--------------------------------------------------------------------------------
            4,500  Reynolds & Reynolds Co. Cl A                         135,000
--------------------------------------------------------------------------------
           63,700  SAP AG ADR                                         2,573,480
--------------------------------------------------------------------------------
            9,270  SAP AG ORD                                         1,496,521
--------------------------------------------------------------------------------
           47,900  Symantec Corp.(2)                                  2,193,820
--------------------------------------------------------------------------------
           20,300  Synopsys, Inc.(2)                                    600,880
--------------------------------------------------------------------------------
                                                                     23,188,280
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
              528  Advance Auto Parts(2)                                 22,635
--------------------------------------------------------------------------------
           21,600  AnnTaylor Stores Corp.(2)                            611,496
--------------------------------------------------------------------------------
           16,456  Barnes & Noble Inc.(2)                               492,693
--------------------------------------------------------------------------------
           32,821  Blockbuster Inc.                                     513,977
--------------------------------------------------------------------------------
           17,382  Claire's Stores Inc.                                 359,807
--------------------------------------------------------------------------------
            7,400  Edgars Consolidated Stores
                   Ltd. ORD                                             159,262
--------------------------------------------------------------------------------
          128,000  Espirit Holdings Limited ORD                         558,436
--------------------------------------------------------------------------------
           12,700  Fast Retailing Company
                   Limited ORD                                          911,257
--------------------------------------------------------------------------------
           31,262  Gap, Inc. (The)                                      754,977
--------------------------------------------------------------------------------
            1,009  Home Depot, Inc.                                      36,243
--------------------------------------------------------------------------------
           21,400  Limited Brands                                       413,020
--------------------------------------------------------------------------------
           13,200  O'Reilly Automotive, Inc.(2)                         593,076
--------------------------------------------------------------------------------
           23,500  Pep Boys-Manny, Moe & Jack
                   (The)                                                575,515
--------------------------------------------------------------------------------
           16,257  RadioShack Corp.                                     494,050
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           30,766  Rent-A-Center Inc.(2)                           $    909,135
--------------------------------------------------------------------------------
           36,720  Sherwin-Williams Co.                               1,443,097
--------------------------------------------------------------------------------
           18,400  Urban Outfitters Inc.(2)                           1,010,528
--------------------------------------------------------------------------------
                                                                      9,859,204
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
           40,300  Coach Inc.(2)                                      1,757,483
--------------------------------------------------------------------------------
           31,400  Compagnie Financiere
                   Richemont AG ORD                                     809,369
--------------------------------------------------------------------------------
            9,899  Jones Apparel Group, Inc.                            380,815
--------------------------------------------------------------------------------
           33,300  Liz Claiborne, Inc.                                1,142,190
--------------------------------------------------------------------------------
           12,044  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                       860,461
--------------------------------------------------------------------------------
           59,800  NIKE, Inc. Cl B                                    4,254,769
--------------------------------------------------------------------------------
            5,400  Puma AG Rudolf Dassler Sport
                   ORD                                                1,318,159
--------------------------------------------------------------------------------
            5,100  Reebok International Ltd.                            184,875
--------------------------------------------------------------------------------
            8,700  VF Corp.                                             408,726
--------------------------------------------------------------------------------
                                                                     11,116,847
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
           19,196  Countrywide Financial
                   Corporation                                        1,238,142
--------------------------------------------------------------------------------
           16,809  Fannie Mae                                         1,137,969
--------------------------------------------------------------------------------
           66,800  Freddie Mac                                        3,900,452
--------------------------------------------------------------------------------
           29,600  MGIC Investment Corp.                              2,160,800
--------------------------------------------------------------------------------
          194,237  W Holding Company, Inc.                            3,311,741
--------------------------------------------------------------------------------
           22,900  Washington Mutual, Inc.                            1,000,272
--------------------------------------------------------------------------------
                                                                     12,749,376
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           20,200  Altria Group Inc.                                    968,994
--------------------------------------------------------------------------------
           26,367  R.J. Reynolds Tobacco
                   Holdings, Inc.                                     1,481,825
--------------------------------------------------------------------------------
                                                                      2,450,819
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
--------------------------------------------------------------------------------
           22,100  Fastenal Company                                   1,143,896
--------------------------------------------------------------------------------
            6,500  Grainger (W.W.), Inc.                                353,925
--------------------------------------------------------------------------------
           85,000  Mitsui & Co. Ltd. ORD                                649,220
--------------------------------------------------------------------------------
           40,281  MSC Industrial Direct Co.                          1,164,121
--------------------------------------------------------------------------------
           36,440  Wolseley plc ORD                                     547,904
--------------------------------------------------------------------------------
                                                                      3,859,066
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           30,550  Abertis Infraestructuras SA ORD                      515,240
--------------------------------------------------------------------------------
           35,793  Cia de Concessoes Rodoviarias
                   ORD(2)                                               304,142
--------------------------------------------------------------------------------
          210,000  Cosco Pacific Limited ORD                            291,023
--------------------------------------------------------------------------------
                                                                      1,110,405
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
           25,140  America Movil SA de CV
                   Series L ADR                                         881,157
--------------------------------------------------------------------------------
          129,144  Bharti Televentures ORD(2)                           419,622
--------------------------------------------------------------------------------
          109,000  Digi.Com Bhd ORD(2)                                  134,242
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

          308,850  mmO2 plc ORD(2)                                 $    551,487
--------------------------------------------------------------------------------
           13,830  Mobile Telesystems ADR                             1,623,642
--------------------------------------------------------------------------------
           10,200  MobiNil - Eqyptian Mobile
                   Services ORD                                         122,542
--------------------------------------------------------------------------------
          125,510  MTN Group Limited ORD(2)                             567,255
--------------------------------------------------------------------------------
           55,057  Nextel Communications, Inc.(2)                     1,273,468
--------------------------------------------------------------------------------
          109,200  NII Holdings Inc. Cl B(2)                          3,949,764
--------------------------------------------------------------------------------
           36,740  Orascom Telecom Holding SAE
                   ORD(2)                                               635,137
--------------------------------------------------------------------------------
           52,120  Telesystem International
                   Wireless Inc.(2)                                     446,668
--------------------------------------------------------------------------------
            6,810  Vimpel-Communications ADR(2)                         628,223
--------------------------------------------------------------------------------
           20,100  Vodafone Group plc ADR                               477,576
--------------------------------------------------------------------------------
          758,653  Vodafone Group plc ORD                             1,781,902
--------------------------------------------------------------------------------
                                                                     13,492,685
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $553,958,755)                                                 625,012,804
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.3%

AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
            1,350  Porsche AG ORD                                       911,724
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          305,370  Embotelladora Andina SA ORD                          564,615
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
           49,800  Usinas Siderurgicas de Minas
                   Gerais SA Cl A ORD                                   479,532
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES(1)
--------------------------------------------------------------------------------
      236,983,930  Telemig Celular Participacoes
                   SA ORD                                               337,784
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,222,788)                                                     2,293,655
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.4%

AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
      $   100,000  Dana Corp., 6.50%, 3/1/09                            102,500
--------------------------------------------------------------------------------
          100,000  Lear Corp., 8.11%, 5/15/09                           114,308
--------------------------------------------------------------------------------
          201,000  TRW Automotive Inc., 9.375%,
                   2/15/13                                              225,623
--------------------------------------------------------------------------------
                                                                        442,431
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
          450,000  General Motors Corporation,
                   7.20%, 1/15/11                                       468,037
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                              293,706
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $251,108)(3)                            248,894
--------------------------------------------------------------------------------
                                                                        542,600
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
      $   500,000  Maax Corp., 9.75%, 6/15/12
                   (Acquired 5/27/04, Cost
                   $512,500)(3)(4)                                 $    515,000
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.1%
--------------------------------------------------------------------------------
          200,000  Credit Suisse First Boston USA
                   Inc., VRN, 1.39%, 6/19/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.28%
                   with no caps                                         200,891
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      242,390
--------------------------------------------------------------------------------
          300,000  JP Morgan Chase & Co.,
                   4.875%, 3/15/14                                      281,979
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       297,395
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              146,481
--------------------------------------------------------------------------------
                                                                      1,169,136
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          400,000  Crompton Corp., 8.50%,
                   3/15/05                                              415,794
--------------------------------------------------------------------------------
          250,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      257,500
--------------------------------------------------------------------------------
          500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(5)                                          247,500
--------------------------------------------------------------------------------
          450,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                             465,750
--------------------------------------------------------------------------------
          500,000  United Industries Corp.,
                   9.875%, 4/1/09                                       523,750
--------------------------------------------------------------------------------
                                                                      1,910,294
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.1%
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      583,870
--------------------------------------------------------------------------------
          350,000  US Bancorp, 2.75%, 3/30/06                           350,360
--------------------------------------------------------------------------------
          250,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             240,940
--------------------------------------------------------------------------------
                                                                      1,175,170
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11
                   (Acquired 4/7/04, Cost
                   $300,000)(3)                                         290,250
--------------------------------------------------------------------------------
          200,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               210,000
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        299,750
--------------------------------------------------------------------------------
           50,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $49,871)(3)                                      48,855
--------------------------------------------------------------------------------
          425,000  Mail-Well I Corp., 7.875%,
                   12/1/13 (Acquired 1/22/04,
                   Cost $433,500)(3)                                    393,125
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   250,000  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                $    237,031
--------------------------------------------------------------------------------
          100,000  RR Donnelley & Sons Co.,
                   3.75%, 4/1/09 (Acquired
                   3/3/04, Cost $99,852)(3)                              96,918
--------------------------------------------------------------------------------
          550,000  United Rentals North America
                   Inc., 6.50%, 2/15/12 (Acquired
                   1/23/04, Cost $550,000)(3)                           519,750
--------------------------------------------------------------------------------
          300,000  Waste Management Inc.,
                   7.00%, 10/15/06                                      324,083
--------------------------------------------------------------------------------
                                                                      2,419,762
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.1%
--------------------------------------------------------------------------------
           79,000  Integrated Electrical Services
                   Inc., Series 1999 B, 9.375%,
                   2/1/09                                                82,753
--------------------------------------------------------------------------------
          275,000  Integrated Electrical Services
                   Inc., Series 2001 C, 9.375%,
                   2/1/09                                               288,062
--------------------------------------------------------------------------------
          145,000  URS Corp., 12.25%, 5/1/09                            155,150
--------------------------------------------------------------------------------
                                                                        525,965
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
          225,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       248,625
--------------------------------------------------------------------------------
          400,000  Nortek Holdings Inc., VRN,
                   0.00%, 11/15/07 (Acquired
                   11/19/03, Cost $271,396)(3)(6)                       302,000
--------------------------------------------------------------------------------
                                                                        550,625
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  American Express Centurion
                   Bank, VRN, 1.07%, 6/28/04,
                   resets monthly off the
                   1-month LIBOR minus 0.03%
                   with no caps                                       1,000,036
--------------------------------------------------------------------------------
          500,000  American Honda Finance Corp.,
                   VRN, 1.60%, 8/16/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.35% with no
                   caps (Acquired 10/30/03,
                   Cost $501,930)(3)                                    500,924
--------------------------------------------------------------------------------
                                                                      1,500,960
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          250,000  Ball Corp., 7.75%, 8/1/06                            266,250
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co. Capital,
                   8.75%, 1/15/08                                       507,500
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 1/15/09(6)                         515,000
--------------------------------------------------------------------------------
                                                                      1,288,750
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.3%
--------------------------------------------------------------------------------
           34,800  iShares GS $InvesTop
                   Corporate Bond Fund(7)                             3,758,400
--------------------------------------------------------------------------------
        6,000,000  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.22%, 8/1/15
                   (Acquired 5/18/04, Cost
                   $6,045,000)(3)                                     6,203,971
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   777,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $821,178)(3)                                    $    874,834
--------------------------------------------------------------------------------
                                                                     10,837,205
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             305,299
--------------------------------------------------------------------------------
          500,000  Citigroup Inc., 7.25%, 10/1/10                       562,654
--------------------------------------------------------------------------------
          250,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              251,183
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             478,546
--------------------------------------------------------------------------------
          250,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                              251,340
--------------------------------------------------------------------------------
                                                                      1,849,022
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          300,000  Ameritech Capital Funding,
                   6.25%, 5/18/09                                       319,930
--------------------------------------------------------------------------------
            4,000  AT&T Corp., 6.00%, 3/15/09                             4,004
--------------------------------------------------------------------------------
          250,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       271,694
--------------------------------------------------------------------------------
           40,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                        47,035
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           146,484
--------------------------------------------------------------------------------
          100,000  France Telecom, 8.75%, 3/1/11                        116,065
--------------------------------------------------------------------------------
          125,000  Intelsat Ltd., 6.50%, 11/1/13                        109,123
--------------------------------------------------------------------------------
          200,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       173,000
--------------------------------------------------------------------------------
          200,000  Qwest Services Corp., 13.50%,
                   12/15/10 (Acquired 7/24/03,
                   Cost $224,000)(3)                                    231,500
--------------------------------------------------------------------------------
          450,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              519,558
--------------------------------------------------------------------------------
          600,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                       639,619
--------------------------------------------------------------------------------
          300,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       281,645
--------------------------------------------------------------------------------
                                                                      2,859,657
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          250,000  CenterPoint Energy Resources
                   Corp., 5.95%, 1/15/14                                245,680
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        312,000
--------------------------------------------------------------------------------
          400,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired 12/19/03,
                   Cost $414,000)(3)                                    401,000
--------------------------------------------------------------------------------
          250,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        235,150
--------------------------------------------------------------------------------
          250,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               274,470
--------------------------------------------------------------------------------
          200,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              207,928
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   250,000  Virginia Electric and Power Co.,
                   5.75%, 3/31/06                                  $    262,223
--------------------------------------------------------------------------------
          200,000  Virginia Electric and Power Co.,
                   5.25%, 12/15/15                                      193,612
--------------------------------------------------------------------------------
                                                                      2,132,063
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
          455,000  Solectron Corp., 9.625%,
                   2/15/09                                              482,300
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
--------------------------------------------------------------------------------
          275,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      296,656
--------------------------------------------------------------------------------
          400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     411,000
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             634,375
--------------------------------------------------------------------------------
          201,000  Pride International Inc.,
                   9.375%, 5/1/07                                       204,769
--------------------------------------------------------------------------------
                                                                      1,546,800
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          200,000  Delhaize America Inc., 7.375%,
                   4/15/06                                              211,757
--------------------------------------------------------------------------------
          250,000  Safeway Inc., 6.15%, 3/1/06                          262,966
--------------------------------------------------------------------------------
          225,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      235,688
--------------------------------------------------------------------------------
                                                                        710,411
--------------------------------------------------------------------------------
FOOD PRODUCTS(1)
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $348,086)(3)                                    341,117
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               332,528
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      301,125
--------------------------------------------------------------------------------
          275,000  Universal Hospital Services Inc.,
                   10.125%, 11/1/11                                     281,875
--------------------------------------------------------------------------------
                                                                        915,528
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13 (Acquired
                   10/30/03, Cost $357,438)(3)                          360,500
--------------------------------------------------------------------------------
          250,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13 (Acquired
                   2/6/04, Cost $250,938)(3)                            246,250
--------------------------------------------------------------------------------
                                                                        606,750
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
          225,000  Aztar Corp., 8.875%, 5/15/07                         232,875
--------------------------------------------------------------------------------
          325,000  Equinox Holdings Inc., 9.00%,
                   12/15/09 (Acquired 12/12/03,
                   Cost $335,156)(3)                                    326,625
--------------------------------------------------------------------------------
          450,000  Friendly Ice Cream Corp.,
                   8.375%, 6/15/12 (Acquired
                   3/8/04, Cost $459,000)(3)                            447,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   250,000  Hollywood Casino Shreveport
                   Corp., CI, 13.00%, 8/1/06                       $    176,250
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14 (Acquired
                   3/8/04, Cost $508,750)(3)                            469,999
--------------------------------------------------------------------------------
          300,000  MGM Mirage, 6.00%, 10/1/09                           298,875
--------------------------------------------------------------------------------
          375,000  Park Place Entertainment Corp.,
                   9.375%, 2/15/07                                      408,750
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      138,125
--------------------------------------------------------------------------------
          275,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      295,625
--------------------------------------------------------------------------------
          425,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11 (Acquired
                   11/18/03-1/23/04, Cost
                   $442,250)(3)                                         434,563
--------------------------------------------------------------------------------
          375,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         418,125
--------------------------------------------------------------------------------
          200,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      196,250
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%, 2/1/10                       222,188
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%, 4/15/13                       201,000
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%, 5/1/12                       237,375
--------------------------------------------------------------------------------
          425,000  Trump Casino Holdings LLC,
                   11.625%, 3/15/10                                     433,500
--------------------------------------------------------------------------------
          225,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      259,594
--------------------------------------------------------------------------------
                                                                      5,197,469
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             526,250
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      132,188
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              110,750
--------------------------------------------------------------------------------
          275,000  Meritage Corporation, 9.75%,
                   6/1/11                                               301,125
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14 (Acquired 3/30/04-
                   5/27/04, Cost $422,250)(3)                           416,500
--------------------------------------------------------------------------------
          225,000  Standard-Pacific Corp., 9.25%,
                   4/15/12                                              243,000
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     550,000
--------------------------------------------------------------------------------
          200,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       221,000
--------------------------------------------------------------------------------
                                                                      2,500,813
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(1)
--------------------------------------------------------------------------------
          300,000  Dial Corp., 7.00%, 8/15/06                           323,550
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          190,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       184,183
--------------------------------------------------------------------------------
          300,000  General Electric Co., 5.00%,
                   2/1/13                                               295,287
--------------------------------------------------------------------------------
                                                                        479,470
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
      $   350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(3)                                    $    350,350
--------------------------------------------------------------------------------
          250,000  American International Group
                   Inc., 4.25%, 5/15/13                                 231,081
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(3)                            300,205
--------------------------------------------------------------------------------
                                                                        881,636
--------------------------------------------------------------------------------
MACHINERY(1)
--------------------------------------------------------------------------------
          375,000  Key Components, Inc., 10.50%,
                   6/1/08                                               376,875
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12 (Acquired
                   3/30/04, Cost $400,000)(3)                           398,000
--------------------------------------------------------------------------------
          225,000  Cadmus Communications Corp.,
                   9.75%, 6/1/09                                        237,656
--------------------------------------------------------------------------------
          275,000  Charter Communications
                   Holdings LLC, 9.92%, 4/1/11(6)                       226,875
--------------------------------------------------------------------------------
          150,000  Charter Communications
                   Holdings LLC, VRN, 0.00%,
                   1/15/05(6)                                           123,000
--------------------------------------------------------------------------------
          300,000  Comcast Cable Communications,
                   8.375%, 5/1/07                                       337,163
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              506,159
--------------------------------------------------------------------------------
          350,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             365,750
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08 (Acquired 11/6/03-
                   3/8/04, Cost $334,094)(3)(6)                         325,000
--------------------------------------------------------------------------------
          250,000  Dex Media Inc., 8.00%,
                   11/15/13 (Acquired 4/20/04,
                   Cost $246,875)(3)                                    239,375
--------------------------------------------------------------------------------
          150,000  Garden State Newspapers Inc.,
                   8.625%, 7/1/11                                       156,750
--------------------------------------------------------------------------------
          225,000  Hollinger International
                   Publishing, 9.00%, 12/15/10                          248,625
--------------------------------------------------------------------------------
          300,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03, Cost
                   $301,250)(3)                                         270,000
--------------------------------------------------------------------------------
          400,000  Liberty Media Corp., VRN,
                   2.61%, 6/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                              407,064
--------------------------------------------------------------------------------
          250,000  Mediacom LLC, 8.50%, 4/15/08                         253,125
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%, 1/15/13                         218,250
--------------------------------------------------------------------------------
          100,000  News America Holdings, 7.75%,
                   1/20/24                                              113,227
--------------------------------------------------------------------------------
          125,000  Primedia Inc., 8.875%, 5/15/11                       125,313
--------------------------------------------------------------------------------
          300,000  Walt Disney Company, 5.50%,
                   12/29/06                                             314,861
--------------------------------------------------------------------------------
                                                                      4,866,193
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
      $   350,000  IPSCO Inc., 8.75%, 6/1/13                       $    385,000
--------------------------------------------------------------------------------
          150,000  Massey Energy Co., 6.625%,
                   11/15/10                                             149,625
--------------------------------------------------------------------------------
                                                                        534,625
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(3)                                    530,000
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      299,985
--------------------------------------------------------------------------------
                                                                        829,985
--------------------------------------------------------------------------------
OIL & GAS -- 0.3%
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               296,779
--------------------------------------------------------------------------------
          350,000  El Paso Corp., 7.875%, 6/15/12                       309,750
--------------------------------------------------------------------------------
          350,000  Forest Oil Corp., 7.75%, 5/1/14                      357,000
--------------------------------------------------------------------------------
          450,000  Kinder Morgan Energy Partners
                   L.P., 5.00%, 12/15/13                                421,868
--------------------------------------------------------------------------------
          600,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 655,500
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      221,625
--------------------------------------------------------------------------------
          300,000  Williams Cos Inc., 8.125%,
                   3/15/12                                              318,000
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              155,932
--------------------------------------------------------------------------------
                                                                      2,736,454
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              491,625
--------------------------------------------------------------------------------
          250,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14 (Acquired
                   3/10/04, Cost $250,000)(3)                           245,000
--------------------------------------------------------------------------------
          300,000  Tembec Industries Inc., 7.75%,
                   3/15/12                                              288,000
--------------------------------------------------------------------------------
                                                                      1,024,625
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(1)
--------------------------------------------------------------------------------
          325,000  WH Holdings Ltd. and WH
                   Capital Corp., 9.50%, 4/1/11
                   (Acquired 3/3/04, Cost
                   $332,219)(3)                                         336,375
--------------------------------------------------------------------------------
PHARMACEUTICALS(1)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                               98,318
--------------------------------------------------------------------------------
ROAD & RAIL(1)
--------------------------------------------------------------------------------
          200,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              230,125
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc., 7.75%,
                   5/15/13                                              483,125
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
      $   375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14 (Acquired 4/27/04,
                   Cost $380,156)(3)                               $    376,875
--------------------------------------------------------------------------------
          350,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       348,250
--------------------------------------------------------------------------------
          200,000  Couche-Tard US L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      202,000
--------------------------------------------------------------------------------
          400,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             370,000
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      241,875
--------------------------------------------------------------------------------
                                                                      1,539,000
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(1)
--------------------------------------------------------------------------------
          200,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      209,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
        2,000,000  Fannie Mae, VRN, 1.02%,
                   6/11/04, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps                                 2,000,092
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          300,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       341,651
--------------------------------------------------------------------------------
          350,000  Dobson Communications Corp.,
                   8.875%, 10/1/13                                      273,000
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       506,250
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               309,000
--------------------------------------------------------------------------------
                                                                      1,429,901
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $60,419,153)                                                   60,867,214
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.4%

        1,800,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                           2,349,000
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            1,431,118
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                              903,622
--------------------------------------------------------------------------------
        7,000,000  U.S. Treasury Notes, 2.00%,
                   8/31/05                                            7,000,825
--------------------------------------------------------------------------------
          940,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                              934,163
--------------------------------------------------------------------------------
       14,000,000  U.S. Treasury Notes, 3.125%,
                   5/15/07                                           14,021,882
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 4.75%,
                   5/15/14                                            1,007,813
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $27,754,143)                                                   27,648,423
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(8) -- 3.1%

      $ 3,135,000  FHLMC, 6.00%, settlement
                   date 6/14/04(4)                                 $  3,186,922
--------------------------------------------------------------------------------
        2,100,000  FHLMC, 5.00%, settlement
                   date 6/17/04(4)                                    2,097,375
--------------------------------------------------------------------------------
            6,118  FHLMC, 6.50%, 12/1/12                                  6,476
--------------------------------------------------------------------------------
           90,241  FHLMC, 7.00%, 6/1/14                                  95,945
--------------------------------------------------------------------------------
           18,759  FHLMC, 7.00%, 8/1/29                                  19,772
--------------------------------------------------------------------------------
          143,003  FHLMC, 8.00%, 7/1/30                                 154,507
--------------------------------------------------------------------------------
          587,780  FHLMC, 5.00%, 8/1/33                                 565,549
--------------------------------------------------------------------------------
          651,293  FHLMC, 5.50%, 12/1/33                                646,596
--------------------------------------------------------------------------------
        2,548,700  FNMA, 6.00%, settlement
                   date 6/14/04(4)                                    2,590,116
--------------------------------------------------------------------------------
        1,875,000  FNMA, 6.50%, settlement
                   date 6/14/04(4)                                    1,941,797
--------------------------------------------------------------------------------
          700,000  FNMA, 5.00%, settlement
                   date 6/17/04(4)                                      699,343
--------------------------------------------------------------------------------
        3,260,000  FNMA, 5.50%, settlement
                   date 6/17/04(4)                                    3,325,201
--------------------------------------------------------------------------------
           25,251  FNMA, 6.50%, 4/1/12                                   26,713
--------------------------------------------------------------------------------
          187,206  FNMA, 6.00%, 4/1/14                                  195,013
--------------------------------------------------------------------------------
           99,928  FNMA, 7.50%, 6/1/15                                  106,740
--------------------------------------------------------------------------------
          511,191  FNMA, 5.50%, 12/1/16                                 522,879
--------------------------------------------------------------------------------
            5,940  FNMA, 7.00%, 6/1/26                                    6,277
--------------------------------------------------------------------------------
           40,036  FNMA, 7.50%, 3/1/27                                   42,862
--------------------------------------------------------------------------------
           31,615  FNMA, 7.00%, 1/1/29                                   33,373
--------------------------------------------------------------------------------
          150,396  FNMA, 6.50%, 4/1/29                                  156,095
--------------------------------------------------------------------------------
          119,740  FNMA, 6.50%, 8/1/29                                  124,278
--------------------------------------------------------------------------------
          206,552  FNMA, 6.50%, 12/1/29                                 214,379
--------------------------------------------------------------------------------
           80,413  FNMA, 7.00%, 3/1/30                                   84,842
--------------------------------------------------------------------------------
           26,478  FNMA, 7.00%, 5/1/30                                   27,912
--------------------------------------------------------------------------------
           43,202  FNMA, 8.00%, 7/1/30                                   46,748
--------------------------------------------------------------------------------
           44,158  FNMA, 7.50%, 9/1/30                                   47,206
--------------------------------------------------------------------------------
          279,707  FNMA, 7.00%, 9/1/31                                  294,754
--------------------------------------------------------------------------------
          105,688  FNMA, 6.50%, 1/1/32                                  109,567
--------------------------------------------------------------------------------
          594,486  FNMA, 7.00%, 6/1/32                                  625,103
--------------------------------------------------------------------------------
          162,505  FNMA, 6.50%, 8/1/32                                  168,469
--------------------------------------------------------------------------------
        1,149,785  FNMA, 6.50%, 11/1/32                               1,191,340
--------------------------------------------------------------------------------
          570,581  FNMA, 5.50%, 6/1/33                                  566,099
--------------------------------------------------------------------------------
          461,089  FNMA, 5.50%, 8/1/33                                  457,467
--------------------------------------------------------------------------------
        4,060,179  FNMA, 5.50%, 1/1/34                                4,028,286
--------------------------------------------------------------------------------
            3,849  GNMA, 8.75%, 3/15/25                                   4,270
--------------------------------------------------------------------------------
            3,420  GNMA, 7.50%, 10/15/25                                  3,692
--------------------------------------------------------------------------------
           83,288  GNMA, 6.00%, 3/15/26                                  85,105
--------------------------------------------------------------------------------
           72,462  GNMA, 7.00%, 12/15/27                                 76,863
--------------------------------------------------------------------------------
           56,225  GNMA, 6.50%, 2/15/28                                  58,532
--------------------------------------------------------------------------------
           79,072  GNMA, 6.50%, 3/15/28                                  82,317
--------------------------------------------------------------------------------
           47,010  GNMA, 7.00%, 8/15/29                                  49,770
--------------------------------------------------------------------------------
           11,657  GNMA, 7.50%, 5/15/30                                  12,520
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   265,123  GNMA, 7.00%, 5/15/31                            $    280,474
--------------------------------------------------------------------------------
          662,744  GNMA, 5.50%, 11/15/32                                659,993
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $25,788,899)                                                   25,719,537
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.9%

        1,000,000  FHLB, 1.875%, 6/15/06                                980,992
--------------------------------------------------------------------------------
        2,100,000  FHLMC, 2.375%, 2/15/07                             2,051,204
--------------------------------------------------------------------------------
          600,000  FHLMC, 4.875%, 3/15/07                               625,088
--------------------------------------------------------------------------------
          639,000  FHLMC STRIPS -- COUPON,
                   1.51%, 7/15/04(5)                                    638,040
--------------------------------------------------------------------------------
        1,000,000  FHLMC, VRN, 1.22%, 7/21/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.07%
                   with no caps                                         999,801
--------------------------------------------------------------------------------
          100,000  FICO STRIPS -- COUPON,
                   1.45%, 10/6/04(5)                                     99,503
--------------------------------------------------------------------------------
          400,000  FNMA, 3.50%, 9/15/04                                 402,632
--------------------------------------------------------------------------------
        2,200,000  FNMA, 2.375%, 2/15/07                              2,149,191
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               547,880
--------------------------------------------------------------------------------
        5,250,000  FNMA, 3.25%, 11/15/07                              5,186,134
--------------------------------------------------------------------------------
          600,000  FNMA, 5.75%, 2/15/08                                 640,390
--------------------------------------------------------------------------------
        1,200,000  FNMA, 3.25%, 8/15/08                               1,166,526
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $15,702,477)                                                   15,487,381
--------------------------------------------------------------------------------
COMMERCIAL PAPER(9) -- 1.9%

          600,000  American Family Financial
                   Services, Inc., 1.05%, 7/7/04                        599,282
--------------------------------------------------------------------------------
        1,000,000  Amsterdam Funding Corp.,
                   1.04%, 6/14/04                                       999,503
--------------------------------------------------------------------------------
        1,000,000  Archer-Daniels-Midland Co.,
                   1.12%, 8/24/04                                       997,000
--------------------------------------------------------------------------------
        1,000,000  Canadian Imperial Holdings,
                   1.05%, 7/22/04                                       998,286
--------------------------------------------------------------------------------
          500,000  Credit Suisse First Boston USA
                   Inc., 1.08%, 7/13/04 (Acquired
                   1/13/04, Cost $497,270)(3)                           499,301
--------------------------------------------------------------------------------
        1,000,000  Credit Suisse First Boston USA
                   Inc., 1.20%, 8/19/04                                 997,208
--------------------------------------------------------------------------------
          500,000  Crown Point Capital Co.,
                   1.20%, 10/6/04                                       497,555
--------------------------------------------------------------------------------
          600,000  Danske Corporation, 1.12%,
                   6/16/04                                              599,668
--------------------------------------------------------------------------------
          500,000  Danske Corporation, 1.10%,
                   7/7/04                                               499,402
--------------------------------------------------------------------------------
        1,000,000  General Electric Capital Corp.,
                   1.21%, 9/3/04                                        996,582
--------------------------------------------------------------------------------
        1,000,000  Govco Incorporated, 1.22%,
                   8/23/04                                              997,042
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  HBOS Treasury Services plc,
                   1.17%, 8/13/04                                  $    997,451
--------------------------------------------------------------------------------
        1,000,000  ING (US) Funding LLC, 1.07%,
                   7/22/04                                              998,285
--------------------------------------------------------------------------------
          800,000  Lexington Parker Capital,
                   1.07%, 7/12/04                                       798,908
--------------------------------------------------------------------------------
          307,000  Lexington Parker Capital,
                   1.15%, 10/6/04                                       305,498
--------------------------------------------------------------------------------
          700,000  Old Line Funding Corp., 1.04%,
                   6/10/04                                              699,735
--------------------------------------------------------------------------------
          500,000  Societe Generale, 1.09%,
                   6/4/04                                               499,898
--------------------------------------------------------------------------------
          500,000  Spintab AB, 1.04%, 7/23/04                           499,125
--------------------------------------------------------------------------------
        1,000,000  Tannehill Capital Co. LLC,
                   1.25%, 8/20/04                                       997,167
--------------------------------------------------------------------------------
        1,000,000  Verizon Network Funding,
                   1.10%, 7/19/04                                       998,392
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $15,478,391)                                                   15,475,288
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(8) -- 0.4%

           69,551  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A SC,
                   4.55%, 4/25/34                                        69,541
--------------------------------------------------------------------------------
          450,000  Argent Securities Inc.,
                   Series 2003 W3, Class AF3
                   SEQ, 3.99%, 9/25/30                                  455,988
--------------------------------------------------------------------------------
           49,145  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        49,219
--------------------------------------------------------------------------------
          123,879  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.50%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $124,373)(3)                                    122,380
--------------------------------------------------------------------------------
          128,098  Bayview Financial Acquisition
                   Trust, Series 2002 DA,
                   Class M1, VRN, 1.95%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.85% with no caps (Acquired
                   9/19/03, Cost $128,403)(3)                           128,888
--------------------------------------------------------------------------------
          150,769  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2,
                   VRN, 2.03%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                              151,427
--------------------------------------------------------------------------------
           79,425  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                          80,847
--------------------------------------------------------------------------------
          143,868  First Franklin Non-Improvement
                   Trust, Series 2004 FF1,
                   Class N1, 4.50%, 9/25/05                             144,012
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             256,710
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   125,000  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34                                         $    125,000
--------------------------------------------------------------------------------
          168,389  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.75%, 6/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.65%
                   with no caps                                         168,734
--------------------------------------------------------------------------------
          340,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.05%, 6/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                              338,851
--------------------------------------------------------------------------------
           68,903  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34                              68,900
--------------------------------------------------------------------------------
           57,443  Merrill Lynch Mortgage
                   Investors Inc., Series
                   2003 OP1N, Class N1, 7.25%,
                   7/25/34                                               57,977
--------------------------------------------------------------------------------
           31,273  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $31,273)(3)                                           31,520
--------------------------------------------------------------------------------
           78,446  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04, Cost
                   $78,838)(3)                                           78,680
--------------------------------------------------------------------------------
          200,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.64%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14%                              200,844
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            115,959
--------------------------------------------------------------------------------
          310,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                      310,142
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $2,940,984)                                                     2,955,619
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.3%

          400,000  Broward County Housing
                   Finance Auth. Rev., Series
                   2003 B, (Sanctuary Cove),
                   VRDN, 1.21%, 6/3/04 (FNMA)                           400,000
--------------------------------------------------------------------------------
          400,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                       400,176
--------------------------------------------------------------------------------
          450,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        399,276
--------------------------------------------------------------------------------
          300,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                       276,591
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   360,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.09%, 6/2/04 (LOC: Keybank
                   N.A.)                                           $    360,000
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 1.15%, 6/2/04 (LOC:
                   Citibank N.A.)                                       400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $2,314,928)                                                     2,236,043
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(8) -- 0.2%

           39,112  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                       39,116
--------------------------------------------------------------------------------
        5,880,830  Banc of America Commercial
                   Mortgage Inc. STRIPS --
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.99%, 6/1/04                         200,730
--------------------------------------------------------------------------------
        5,124,621  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.03%, 6/1/04                          213,133
--------------------------------------------------------------------------------
          274,273  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ, 5.20%,
                   8/15/33                                              282,012
--------------------------------------------------------------------------------
          460,774  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.50%,
                   6/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                   462,151
--------------------------------------------------------------------------------
          334,588  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             341,661
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   306,155  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                 $    313,800
--------------------------------------------------------------------------------
           27,831  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                   28,237
--------------------------------------------------------------------------------
           52,732  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                        54,601
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $1,919,923)                                                     1,935,441
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 0.2%

        1,316,685  TR, 1.28%, 11/15/04(5)
(Cost $1,309,113)                                                     1,307,630
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.1%

          550,000  Province of Ontario, 3.50%,
                   9/17/07
(Cost $547,849)                                                         546,517
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.8%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.92%, dated 5/28/04, due 6/1/04
(Delivery value $39,003,987)(10)
(Cost $39,000,000)                                                   39,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $749,357,403)                                                $820,485,552
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell      Settlement Date         Value          Unrealized Gain
--------------------------------------------------------------------------------
     1,818,941 ZAR            10/1/04            $273,199            $4,036
                                             ===================================
(Value on Settlement Date $277,235)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
 and at a prearranged exchange rate.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

AMBAC = AMBAC Assurance Corporation

CI = Contingent Interest. The rate indicated is the stated coupon rate. The issuers may defer paying any or all of an installment of contingent interest under certain circumstances as described in their Registration
     Statement.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective May 31, 2004.

ZAR = South African Rand

(1)  Category is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2004, was $17,902,274, which represented 2.2% of net assets.

(4)  When-issued security or forward commitment.

(5)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(6)  Step-coupon security. These securities are issued at a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective May 31, 2004.

(7)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(8)  Final maturity indicated, unless otherwise noted.

(9)  The rate indicated is the yield to maturity at purchase.

(10) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                   STRATEGIC        STRATEGIC       STRATEGIC
                                  CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $605,991,564,
$1,328,360,111, and
$749,357,403, respectively)       $643,204,894   $1,436,686,823    $820,485,552
-------------------------------
Foreign currency holdings,
at value (cost $271,872,
$4,013,035, and
$3,068,780, respectively)              269,505        3,998,424       3,057,564
-------------------------------
Receivable for investments sold      1,917,070        7,606,988       6,501,350
-------------------------------
Receivable for forward foreign
currency exchange contracts                 --            4,928           4,036
-------------------------------
Receivable for capital
shares sold                             60,428          243,842         208,214
-------------------------------
Dividends and
interest receivable                  2,160,967        4,755,880       2,601,752
--------------------------------------------------------------------------------
                                   647,612,864    1,453,296,885     832,858,468
--------------------------------------------------------------------------------
LIABILITES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash               2,387,310        1,754,626       5,781,207
-------------------------------
Payable for investments
purchased                           40,639,139       62,246,127      23,803,795
-------------------------------
Accrued management fees                452,179        1,127,323         743,156
-------------------------------
Distribution fees payable               24,218           62,162          49,159
-------------------------------
Service fees payable                    24,218           60,488          47,408
--------------------------------------------------------------------------------
                                    43,527,064       65,250,726      30,424,725
--------------------------------------------------------------------------------
NET ASSETS                        $604,085,800   $1,388,046,159    $802,433,743
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                   STRATEGIC        STRATEGIC       STRATEGIC
                                  CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                  $555,424,974   $1,286,607,096    $764,081,873
-------------------------------
Undistributed net
investment income                    1,923,292        4,466,777       2,464,084
-------------------------------
Accumulated undistributed net
realized gain (loss) on
investment and foreign
currency transactions                9,528,130      (11,331,344)    (35,225,529)
-------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                  37,209,404      108,303,630      71,113,315
--------------------------------------------------------------------------------
                                  $604,085,800   $1,388,046,159    $802,433,743
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $330,680,595     $768,919,193    $520,576,426
-------------------------------
Shares outstanding                  60,251,772      120,369,130      73,687,765
-------------------------------
Net asset value per share                $5.49            $6.39           $7.06
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $156,997,329     $327,523,571     $52,190,927
-------------------------------
Shares outstanding                  28,594,724       51,263,061       7,379,790
-------------------------------
Net asset value per share                $5.49            $6.39           $7.07
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $116,407,876     $287,433,139    $225,188,198
-------------------------------
Shares outstanding                  21,220,481       45,044,078      31,918,976
-------------------------------
Net asset value per share                $5.49            $6.38           $7.05
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 N/A       $4,022,367      $4,478,192
-------------------------------
Shares outstanding                         N/A          629,670         637,130
-------------------------------
Net asset value per share                  N/A            $6.39           $7.03
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 N/A         $147,889             N/A
-------------------------------
Shares outstanding                         N/A           23,172             N/A
-------------------------------
Net asset value per share                  N/A            $6.38             N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                   STRATEGIC        STRATEGIC       STRATEGIC
                                  CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------
Interest                           $ 4,226,922      $ 7,658,792     $ 3,019,647
-------------------------------
Dividends (net of foreign taxes
withheld of $98,766, $355,078,
and $255,510, respectively)          2,577,205        7,172,783       4,471,223
--------------------------------------------------------------------------------
                                     6,804,127       14,831,575       7,490,870
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------
Management fees                      2,582,221        6,415,889       4,101,196
-------------------------------
Distribution fees:
-------------------------------
  Advisor Class                        119,894          323,136         247,173
-------------------------------
  C Class                                   --           13,054          13,251
-------------------------------
Service fees:
-------------------------------
  Advisor Class                        119,894          323,136         247,173
-------------------------------
  C Class                                   --            4,351           4,417
-------------------------------
Service and distribution
fees -- R Class                             --              149              --
-------------------------------
Directors' fees and expenses             4,724           11,310           6,878
-------------------------------
Other expenses                           2,902            8,348           3,443
--------------------------------------------------------------------------------
                                     2,829,635        7,099,373       4,623,531
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                3,974,492        7,732,202       2,867,339
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
-------------------------------
Investment transactions
(net of foreign taxes accrued
of $--, $78,449, and
$45,199, respectively)              16,798,490       53,541,039      32,865,946
-------------------------------
Foreign currency transactions           11,396         (115,059)        (68,002)
--------------------------------------------------------------------------------
                                    16,809,886       53,425,980      32,797,944
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON:
-------------------------------
Investments (net of foreign
tax liability reduction of
$--, $296,414, $150,005,
respectively)                       (3,722,283)     (12,285,001)     (6,091,066)
-------------------------------
Translation of assets and
liabilities in foreign
currencies                             (10,233)         (34,301)        (23,732)
--------------------------------------------------------------------------------
                                    (3,732,516)     (12,319,302)     (6,114,798)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN                     13,077,370       41,106,678      26,683,146
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $17,051,862      $48,838,880     $29,550,485
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2003
----------------------------------------------------------------------------------------------------
                                      STRATEGIC CONSERVATIVE                STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                 2004             2003              2004              2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income             $  3,974,492     $  7,080,418    $    7,732,202    $   14,695,604
-----------------------------
Net realized gain                   16,809,886       11,190,973        53,425,980        39,997,547
-----------------------------
Change in net unrealized
appreciation                        (3,732,516)      33,797,448       (12,319,302)       98,018,009
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations           17,051,862       52,068,839        48,838,880       152,711,160
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                    (2,186,239)      (4,485,340)       (3,884,590)       (9,167,563)
-----------------------------
  Institutional Class               (1,268,274)      (1,397,571)       (2,060,112)       (2,641,451)
-----------------------------
  Advisor Class                       (513,550)        (758,919)       (1,052,977)       (2,053,750)
-----------------------------
  C Class                                    --               --           (1,849)           (5,029)
-----------------------------
  R Class                                    --               --              (85)               (6)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                      (740,396)               --                --                --
-----------------------------
  Institutional Class                 (384,720)               --                --                --
-----------------------------
  Advisor Class                       (221,460)               --                --                --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (5,314,639)      (6,641,830)       (6,999,613)      (13,867,799)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                  77,215,282      181,778,664       197,706,578       224,567,626
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS          88,952,505      227,205,673       239,545,845       363,410,987

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                515,133,295      287,927,622     1,148,500,314       785,089,327
----------------------------------------------------------------------------------------------------
End of period                     $604,085,800     $515,133,295    $1,388,046,159    $1,148,500,314
====================================================================================================

Undistributed net
investment income                   $1,923,292       $1,916,863        $4,466,777        $3,734,188
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                        STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  2,867,339    $  5,280,508
-----------------------------------------
Net realized gain                                    32,797,944      23,099,635
-----------------------------------------
Change in net unrealized appreciation                (6,114,798)     60,880,033
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            29,550,485      89,260,176
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------
  Investor Class                                     (3,571,117)     (3,719,426)
-----------------------------------------
  Institutional Class                                  (398,270)       (395,761)
-----------------------------------------
  Advisor Class                                      (1,019,945)       (799,079)
-----------------------------------------
  C Class                                                    --          (2,863)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (4,989,332)     (4,917,129)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          184,283,899     100,839,895
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          208,845,052     185,182,942

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 593,588,691     408,405,749
--------------------------------------------------------------------------------
End of period                                      $802,433,743    $593,588,691
================================================================================

Undistributed net investment income                  $2,464,084      $4,586,077
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 the (1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Strategic Conservative is authorized to issue the Investor
Class, the Institutional Class, and the Advisor Class. Strategic Moderate is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class and the R Class. Strategic Aggressive is authorized to issue the Investor Class, the Institutional Class, the Advisor Class, and the C Class.
The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Strategic Moderate's R Class commenced on August
29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

TRACERS(SM)/TRAINS(SM) -- The funds may invest in these products which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risks of owning these products are the same as owning the individual securities, but enable the funds to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class of Strategic Conservative is as follows:

-----------------------------------------------------------
                          INVESTOR  INSTITUTIONAL   ADVISOR
                           CLASS        CLASS        CLASS
-----------------------------------------------------------
FUND AVERAGE NET ASSETS
-----------------------------------------------------------
First $500 million         1.00%        0.80%        0.75%
-----------------------------------------------------------
More than $500 million
to $1 billion              0.95%        0.75%        0.70%
-----------------------------------------------------------
Over $1 billion            0.90%        0.70%        0.65%
-----------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:

--------------------------------------------------------------------------------
                          INVESTOR  INSTITUTIONAL   ADVISOR       C          R
                           CLASS        CLASS        CLASS      CLASS      CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Up to $1 billion           1.10%        0.90%        0.85%      1.10%      1.10%
--------------------------------------------------------------------------------
$1 billion and over        1.00%        0.80%        0.75%      1.00%      1.00%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:

---------------------------------------------------------------------
                          INVESTOR  INSTITUTIONAL   ADVISOR       C
                           CLASS        CLASS        CLASS      CLASS
---------------------------------------------------------------------
FUND AVERAGE NET ASSETS
---------------------------------------------------------------------
Up to $1 billion           1.20%        1.00%        0.95%      1.20%
---------------------------------------------------------------------
$1 billion and over        1.10%        0.90%        0.85%      1.10%
---------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each of the funds' classes for the six months ended May 31, 2004 was as follows:

--------------------------------------------------------------------------------
                          INVESTOR  INSTITUTIONAL   ADVISOR       C          R
                           CLASS        CLASS        CLASS      CLASS      CLASS
--------------------------------------------------------------------------------
Strategic Conservative     1.00%        0.80%        0.75%       N/A        N/A
--------------------------------------------------------------------------------
Strategic Moderate         1.08%        0.88%        0.83%      1.08%      1.08%
--------------------------------------------------------------------------------
Strategic Aggressive       1.20%        1.00%        0.95%      1.20%       N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                           ADVISOR        C
--------------------------------------------------------------------------------
Distribution Fee                                            0.25%       0.75%
--------------------------------------------------------------------------------
Service Fee                                                 0.25%       0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended May 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended May 31, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and a securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                   STRATEGIC         STRATEGIC       STRATEGIC
                                  CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations                $238,918,509     $766,495,344     $612,270,738
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations                $548,929,264     $735,154,626     $222,960,184
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations                $221,379,165     $671,476,463     $472,123,933
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations                $508,300,421     $665,588,187     $189,932,778
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------------
                                            STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-------------------------------------------------------------------------------------------------------
                                            SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                         140,000,000                      225,000,000
=======================================================================================================
Sold                                       12,300,888    $ 68,018,888       25,766,688    $165,814,222
---------------------------------------
Issued in reinvestment of distributions       516,723       2,859,835          601,145       3,843,014
---------------------------------------
Redeemed                                   (6,506,261)    (35,931,911)      (8,976,034)    (57,617,121)
-------------------------------------------------------------------------------------------------------
Net increase                                6,311,350    $ 34,946,812       17,391,799    $112,040,115
=======================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                         140,000,000                      225,000,000
=======================================================================================================
Sold                                       18,128,183    $ 90,604,575       38,178,294   $ 212,436,091
---------------------------------------
Issued in reinvestment of distributions       875,922       4,374,119        1,649,621       9,076,351
---------------------------------------
Redeemed                                  (13,555,090)    (68,392,528)     (39,954,506)   (225,975,130)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                     5,449,015    $ 26,586,166         (126,591)  $  (4,462,688)
=======================================================================================================
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                          75,000,000                      125,000,000
=======================================================================================================
Sold                                        6,545,020    $ 36,085,974        8,246,554    $ 53,201,239
---------------------------------------
Issued in reinvestment of distributions       298,681       1,652,994          322,300       2,060,112
---------------------------------------
Redeemed                                   (5,779,161)    (31,937,616)      (4,726,841)    (30,419,839)
-------------------------------------------------------------------------------------------------------
Net increase                                1,064,540    $  5,801,352        3,842,013    $ 24,841,512
=======================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                          75,000,000                       75,000,000
=======================================================================================================
Sold                                       34,687,975    $166,890,781       36,590,950    $203,586,218
---------------------------------------
Issued in reinvestment of distributions       269,789       1,397,571          471,852       2,641,451
---------------------------------------
Redeemed                                  (10,432,593)    (52,098,019)      (9,331,429)    (51,999,477)
-------------------------------------------------------------------------------------------------------
Net increase                               24,525,171    $116,190,333       27,731,373    $154,228,192
=======================================================================================================
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                          40,000,000                       80,000,000
=======================================================================================================
Sold                                        9,620,315    $ 53,288,258       13,182,902    $ 84,973,121
---------------------------------------
Issued in reinvestment of distributions       132,632         734,888          164,911       1,052,817
---------------------------------------
Redeemed                                   (3,173,466)    (17,556,028)      (4,097,844)    (26,325,146)
-------------------------------------------------------------------------------------------------------
Net increase                                6,579,481    $ 36,467,118        9,249,969    $ 59,700,792
=======================================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                          40,000,000                       75,000,000
=======================================================================================================
Sold                                       10,276,885    $ 51,507,202       19,704,126    $108,030,149
---------------------------------------
Issued in reinvestment of distributions       151,276         758,919          371,780       2,053,409
---------------------------------------
Redeemed                                   (2,612,033)    (13,263,956)      (6,746,697)    (37,505,998)
-------------------------------------------------------------------------------------------------------
Net increase                                7,816,128    $ 39,002,165       13,329,209    $ 72,577,560
=======================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                         STRATEGIC MODERATE
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                    318,920     $ 2,046,554
---------------------------------------
Issued in reinvestment of distributions                     268           1,722
---------------------------------------
Redeemed                                               (166,412)     (1,070,948)
--------------------------------------------------------------------------------
Net increase                                            152,776     $   977,328
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                    416,916      $2,401,144
---------------------------------------
Issued in reinvestment of distributions                     908           5,025
---------------------------------------
Redeemed                                                (32,166)       (184,115)
--------------------------------------------------------------------------------
Net increase                                            385,658      $2,222,054
================================================================================
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                     23,214        $149,932
---------------------------------------
Issued in reinvestment of distributions                      13              85
---------------------------------------
Redeemed                                                   (483)         (3,186)
--------------------------------------------------------------------------------
Net increase                                             22,744        $146,831
================================================================================
PERIOD ENDED NOVEMBER 30, 2003(1)

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                        427          $2,502
---------------------------------------
Issued in reinvestment of distributions                       1               6
--------------------------------------------------------------------------------
Net increase                                                428          $2,508
================================================================================

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                   150,000,000
================================================================================
Sold                                                 20,590,894    $146,071,695
---------------------------------------
Issued in reinvestment of distributions                 517,631       3,530,243
---------------------------------------
Redeemed                                             (6,136,611)    (43,468,702)
--------------------------------------------------------------------------------
Net increase                                         14,971,914    $106,133,236
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                   125,000,000
================================================================================
Sold                                                 22,053,519    $132,375,753
---------------------------------------
Issued in reinvestment of distributions                 666,594       3,686,264
---------------------------------------
Redeemed                                            (15,978,873)    (95,313,958)
--------------------------------------------------------------------------------
Net increase                                          6,741,240    $ 40,748,059
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                    25,000,000
================================================================================
Sold                                                  3,237,515     $23,083,702
---------------------------------------
Issued in reinvestment of distributions                  58,397         398,270
---------------------------------------
Redeemed                                             (1,277,986)     (9,099,769)
--------------------------------------------------------------------------------
Net increase                                          2,017,926     $14,382,203
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                    25,000,000
================================================================================
Sold                                                  4,674,779    $ 27,128,481
---------------------------------------
Issued in reinvestment of distributions                  71,566         395,761
---------------------------------------
Redeemed                                             (4,173,111)    (24,746,523)
--------------------------------------------------------------------------------
Net increase                                            573,234    $  2,777,719
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                    60,000,000
================================================================================
Sold                                                 11,249,130    $ 79,817,643
---------------------------------------
Issued in reinvestment of distributions                 148,855       1,015,192
---------------------------------------
Redeemed                                             (2,601,465)    (18,386,296)
--------------------------------------------------------------------------------
Net increase                                          8,796,520    $ 62,446,539
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                 13,764,385    $ 81,371,978
---------------------------------------
Issued in reinvestment of distributions                 144,757         799,061
---------------------------------------
Redeemed                                             (4,480,024)    (26,482,259)
--------------------------------------------------------------------------------
Net increase                                          9,429,118    $ 55,688,780
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                    439,875     $ 3,114,373
---------------------------------------
Redeemed                                               (253,071)     (1,792,452)
--------------------------------------------------------------------------------
Net increase                                            186,804     $ 1,321,921
================================================================================
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                    299,689      $1,800,556
---------------------------------------
Issued in reinvestment of distributions                     525           2,863
---------------------------------------
Redeemed                                                (29,584)       (178,082)
--------------------------------------------------------------------------------
Net increase                                            270,630      $1,625,337
================================================================================

5. SECURITIES LENDING

As of May 31, 2004, there were no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended May 31, 2004.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                   STRATEGIC         STRATEGIC       STRATEGIC
                                  CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
Federal tax cost
of investments                    $613,274,579    $1,350,951,613   $761,066,900
================================================================================
Gross tax appreciation
of investments                     $37,028,763      $109,093,895   $ 73,663,531
---------------------------
Gross tax depreciation
of investments                      (7,098,448)      (23,358,685)   (14,244,879)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                     $29,930,315      $ 85,735,210   $ 59,418,652
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and currency loss deferral amounts as of November 30, 2003:

--------------------------------------------------------------------------------
                                   STRATEGIC         STRATEGIC       STRATEGIC
                                  CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
Accumulated capital losses             --         $(42,187,147)    $(56,328,186)
--------------------------------------------------------------------------------
Currency loss deferral              $(6,653)          $(62,586)        $(45,192)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. All capital loss carryovers expire in 2010 for Strategic
Moderate. Capital loss carryovers of $18,219,793 and $38,108,393 for Strategic
Aggressive expire in 2009 and 2010, respectively.

The currency loss deferrals represent net currency losses incurred in the one-month period ended November 30, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $5.36       $4.94       $5.26       $5.69       $5.69       $5.59
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.04        0.09        0.13        0.16        0.19        0.17
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.14        0.42       (0.30)       0.02        0.19        0.28
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.18        0.51       (0.17)       0.18        0.38        0.45
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.04)      (0.09)      (0.13)      (0.15)      (0.19)      (0.16)
--------------------------
  From Net
  Realized Gains                 (0.01)        --        (0.02)      (0.46)      (0.19)      (0.19)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.05)      (0.09)      (0.15)      (0.61)      (0.38)      (0.35)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $5.49       $5.36       $4.94       $5.26       $5.69       $5.69
====================================================================================================
  TOTAL RETURN(3)                 3.38%      10.43%      (3.23)%      3.37%       6.74%       8.47%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.00%(4)      1.00%       1.00%       1.00%       1.00%       1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.36%(4)      1.65%       2.60%       3.06%       3.32%       3.01%
--------------------------
Portfolio Turnover Rate           147%        200%        111%        160%        149%        105%
--------------------------
Net Assets, End of Period
(in thousands)                  $330,681    $289,099    $239,410    $205,778    $168,037    $167,083
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $5.36       $4.94       $5.26       $5.69       $5.68
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)        0.04        0.09        0.14        0.17        0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.14        0.43       (0.30)       0.02       (0.01)
----------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.18        0.52       (0.16)       0.19        0.06
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.04)      (0.10)      (0.14)      (0.16)      (0.05)
--------------------------
  From Net
  Realized Gains                 (0.01)        --        (0.02)      (0.46)        --
----------------------------------------------------------------------------------------
  Total Distributions            (0.05)      (0.10)      (0.16)      (0.62)      (0.05)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $5.49       $5.36       $4.94       $5.26       $5.69
========================================================================================
  TOTAL RETURN(4)                 3.48%      10.64%      (3.03)%      3.57%       1.10%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.80%(5)      0.80%       0.80%       0.80%     0.80%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.56%(5)      1.85%       2.80%       3.26%     3.70%(5)
--------------------------
Portfolio Turnover Rate           147%        200%        111%        160%       149%(6)
--------------------------
Net Assets, End of Period
(in thousands)                  $156,997    $147,602     $14,843     $14,922     $3,573
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $5.36       $4.93       $5.26       $5.69       $5.69       $5.59
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                       0.03        0.07        0.12        0.15        0.18        0.15
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.14        0.44       (0.31)       0.02        0.18        0.30
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.17        0.51       (0.19)       0.17        0.36        0.45
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.03)      (0.08)      (0.12)      (0.14)      (0.17)      (0.16)
--------------------------
  From Net
  Realized Gains                 (0.01)        --        (0.02)      (0.46)      (0.19)      (0.19)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.04)      (0.08)      (0.14)      (0.60)      (0.36)      (0.35)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $5.49       $5.36       $4.93       $5.26       $5.69       $5.69
====================================================================================================
  TOTAL RETURN(3)                 3.26%      10.39%      (3.66)%      3.11%       6.49%       8.32%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.25%(4)      1.25%       1.25%       1.25%       1.25%       1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.11%(4)      1.40%       2.35%       2.81%       3.07%       2.76%
--------------------------
Portfolio Turnover Rate           147%        200%        111%        160%        149%        105%
--------------------------
Net Assets, End of Period
(in thousands)                  $116,408     $78,433     $33,675     $11,702     $11,737     $8,876
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.15       $5.40       $5.87       $6.92       $6.89       $6.22
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                       0.04        0.09        0.11        0.13        0.16        0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.24        0.75       (0.47)      (0.26)       0.20        0.88
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.28        0.84       (0.36)      (0.13)       0.36        1.00
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.04)      (0.09)      (0.11)      (0.12)      (0.15)      (0.12)
--------------------------
  From Net
  Realized Gains                   --          --          --        (0.80)      (0.18)      (0.21)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.04)      (0.09)      (0.11)      (0.92)      (0.33)      (0.33)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $6.39       $6.15       $5.40       $5.87       $6.92       $6.89
====================================================================================================
  TOTAL RETURN(3)                 4.48%      15.67%      (6.23)%     (2.37)%      5.20%      16.97%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.08%(4)      1.10%       1.10%       1.10%       1.10%       1.10%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.18%(4)      1.56%       2.01%       2.20%       2.24%       1.92%
--------------------------
Portfolio Turnover Rate           113%        174%        147%        175%        153%        107%
--------------------------
Net Assets, End of Period
(in thousands)                  $768,919    $633,675    $556,989    $564,586    $444,882    $375,592
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.15       $5.40       $5.87       $6.93       $7.23
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)        0.05        0.10        0.12        0.14        0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.23        0.75       (0.47)      (0.27)      (0.31)
----------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.28        0.85       (0.35)      (0.13)      (0.25)
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.04)      (0.10)      (0.12)      (0.13)      (0.05)
--------------------------
  From Net
  Realized Gains                   --          --          --        (0.80)        --
----------------------------------------------------------------------------------------
  Total Distributions            (0.04)      (0.10)      (0.12)      (0.93)      (0.05)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $6.39       $6.15       $5.40       $5.87       $6.93
========================================================================================
  TOTAL RETURN(4)                 4.58%      15.89%      (6.04)%     (2.30)%     (3.53)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.88%(5)      0.90%       0.90%       0.90%     0.90%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.38%(5)      1.76%       2.21%       2.40%     2.67%(5)
--------------------------
Portfolio Turnover Rate           113%        174%        147%        175%       153%(6)
--------------------------
Net Assets, End of Period
(in thousands)                  $327,524    $291,856    $106,398    $113,763     $24,285
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.15       $5.40       $5.87       $6.92       $6.89       $6.22
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                       0.03        0.07        0.10        0.12        0.15        0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.23        0.75       (0.48)      (0.27)       0.20        0.88
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.26        0.82       (0.38)      (0.15)       0.35        0.99
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.03)      (0.07)      (0.09)      (0.10)      (0.14)      (0.11)
--------------------------
  From Net
  Realized Gains                   --          --          --        (0.80)      (0.18)      (0.21)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.03)      (0.07)      (0.09)      (0.90)      (0.32)      (0.32)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $6.38       $6.15       $5.40       $5.87       $6.92       $6.89
====================================================================================================
  TOTAL RETURN(3)                 4.19%      15.39%      (6.45)%     (2.59)%      4.95%      16.66%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.33%(4)      1.35%       1.35%       1.35%       1.35%       1.35%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.93%(4)      1.31%       1.76%       1.95%       1.99%       1.67%
--------------------------
Portfolio Turnover Rate           113%        174%        147%        175%        153%        107%
--------------------------
Net Assets, End of Period
(in thousands)                  $287,433    $220,032    $121,210     $40,166     $21,605     $15,979
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                     2004(1)      2003        2002       2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.15       $5.39       $5.86       $5.62
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income(3)                           0.01        0.03        0.06        0.01
----------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.23        0.76       (0.48)       0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.24        0.79       (0.42)       0.24
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income                   --(4)      (0.03)      (0.05)         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $6.39       $6.15       $5.39       $5.86
================================================================================
  TOTAL RETURN(5)                     3.96%      14.78%      (7.16)%      4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                          2.08%(6)      2.10%       2.10%     2.10%(6)
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                          0.18%(6)      0.56%       1.01%     0.72%(6)
----------------------------
Portfolio Turnover Rate               113%        174%        147%       175%(7)
----------------------------
Net Assets, End of Period
(in thousands)                       $4,022      $2,935       $492         $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) October 2, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2004(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $6.15       $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                  0.03         0.01
----------------------------------------------------
  Net Realized and Unrealized Gain                          0.22         0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.25         0.31
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                               (0.02)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.38        $6.15
================================================================================
  TOTAL RETURN(4)                                           4.04%        5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                        1.58%(5)      1.60%(5)
----------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                        0.68%(5)      0.83%(5)
----------------------------------------------------
Portfolio Turnover Rate                                     113%         174%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                    $148           $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.78       $5.78       $6.49       $7.89       $7.91       $6.54
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                       0.03        0.07        0.09        0.10        0.11        0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.31        1.00       (0.70)      (0.59)       0.30        1.55
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.34        1.07       (0.61)      (0.49)       0.41        1.62
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.06)      (0.07)      (0.10)      (0.09)      (0.08)      (0.08)
--------------------------
  From Net
  Realized Gains                   --          --          --        (0.82)      (0.35)      (0.17)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.06)      (0.07)      (0.10)      (0.91)      (0.43)      (0.25)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $7.06       $6.78       $5.78       $6.49       $7.89       $7.91
====================================================================================================
  TOTAL RETURN(3)                 5.04%      18.82%      (9.59)%     (7.27)%      5.14%      25.69%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.20%(4)      1.20%       1.20%       1.20%       1.20%       1.20%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.87%(4)      1.17%       1.42%       1.53%       1.25%       1.02%
--------------------------
Portfolio Turnover Rate            97%        169%        172%        184%        149%        115%
--------------------------
Net Assets, End of Period
(in thousands)                  $520,576    $397,881    $300,644    $295,780    $311,193    $192,831
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.79       $5.80       $6.50       $7.89       $8.50
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(3)                       0.04        0.08        0.10        0.11        0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.31        0.99       (0.69)      (0.59)      (0.66)
----------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.35        1.07       (0.59)      (0.48)      (0.61)
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)      (0.08)      (0.11)      (0.09)        --
--------------------------
  From Net
  Realized Gains                   --          --          --        (0.82)        --
----------------------------------------------------------------------------------------
  Total Distributions            (0.07)      (0.08)      (0.11)      (0.91)        --
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $7.07       $6.79       $5.80       $6.50       $7.89
========================================================================================
  TOTAL RETURN(4)                 5.24%      18.82%      (9.23)%     (7.06)%     (7.18)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.00%(5)      1.00%       1.00%       1.00%     1.00%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.07%(5)      1.37%       1.62%       1.73%     1.70%(5)
--------------------------
Portfolio Turnover Rate            97%        169%        172%        184%       149%(6)
--------------------------
Net Assets, End of Period
(in thousands)                   $52,191     $36,408     $27,764     $31,219     $6,404
----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.76       $5.77       $6.47       $7.86       $7.89       $6.52
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income(2)                       0.02        0.05        0.07        0.09        0.09        0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.31        1.00       (0.69)      (0.59)       0.29        1.55
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.33        1.05       (0.62)      (0.50)       0.38        1.60
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.04)      (0.06)      (0.08)      (0.07)      (0.06)      (0.06)
--------------------------
  From Net
  Realized Gains                   --          --          --       (0.82)      (0.35)      (0.17)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.04)      (0.06)      (0.08)      (0.89)      (0.41)      (0.23)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $7.05       $6.76       $5.77       $6.47       $7.86       $7.89
====================================================================================================
  TOTAL RETURN(3)                 5.09%      18.37%      (9.68)%     (7.44)%      4.78%      25.46%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.45%(4)      1.45%       1.45%       1.45%       1.45%       1.45%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.62%(4)      0.92%       1.17%       1.28%       1.00%       0.77%
--------------------------
Portfolio Turnover Rate            97%        169%        172%        184%        149%        115%
--------------------------
Net Assets, End of Period
(in thousands)                  $225,188    $156,275     $78,970     $40,120     $40,721     $13,417
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       C CLASS
--------------------------------------------------------------------------------
                                     2004(1)      2003        2002       2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.72       $5.72       $6.49       $6.51
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income (Loss)(3)                    --(4)       0.01        0.03        --(4)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.31        1.01       (0.70)      (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.31        1.02       (0.67)      (0.02)
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income                     --       (0.02)      (0.10)         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $7.03       $6.72       $5.72       $6.49
================================================================================
  TOTAL RETURN(5)                     4.61%      17.81%     (10.54)%     (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                          2.20%(6)      2.20%       2.20%     2.20%(6)
----------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                 (0.13)%(6)     0.17%       0.42%     1.87%(6)
----------------------------
Portfolio Turnover Rate                97%        169%        172%       184%(7)
----------------------------
Net Assets, End of Period
(in thousands)                       $4,478      $3,025      $1,029        $7
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) November 27, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Share Class Information

Three classes of shares are authorized for sale by Strategic Allocation
Conservative: Investor Class, Institutional Class, and Advisor Class. Five
classes of shares are authorized for sale by Strategic Allocation Moderate:
Investor Class, Institutional Class, Advisor Class, C Class, and R Class. Four
classes of shares are authorized for sale by Strategic Allocation Aggressive:
Investor Class, Institutional Class, Advisor Class, and C Class. The total expense ratio of Institutional Class is lower than that of Investor Class shares. The total expense ratios of Advisor, C, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH-YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0407                                  American Century Investment Services, Inc.
SH-SAN-38587S                      (c)2004 American Century Services Corporation

[front cover]

MAY 31, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two steel bridges]

EmVee(reg.sm) Fund

[american century logo and text logo]

Table of Contents

Our Message to You .........................................................1

EMVEE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information ....................................................14
Index Definition ..........................................................15

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                         JAMES E. STOWERS III
                       WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century EmVee fund for the six months ended May 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
November 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

EmVee - Performance

TOTAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                          SINCE INCEPTION     INCEPTION DATE
--------------------------------------------------------------------------------
EMVEE                                        22.50%(1)           8/29/03
--------------------------------------------------------------------------------
WILSHIRE 5000 TOTAL MARKET INDEX             13.19%(1)(2)          --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) Since 8/31/03, the date nearest the fund's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF FUND
$10,000 investment made August 29, 2003

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

EmVee - Portfolio Commentary

[photo of Jim Stowers III and John Small, Jr.]

A PORTFOLIO COMMENTARY FROM JIM STOWERS III AND JOHN SMALL, JR., PORTFOLIO
MANAGERS ON THE EMVEE INVESTMENT TEAM.

EmVee gained 4.61% during the six months that ended May 31, 2004, trailing its benchmark, the Wilshire 5000 Index, which gained 6.38%. Since the portfolio's inception on August 29, 2003, EmVee has advanced 22.50%, outpacing the benchmark's 13.19%* gain.

EARLY OPTIMISM FADED IN MARCH

Last year's optimism--exemplified by the third quarter, which produced the biggest quarterly advance in gross domestic product and corporate profits in almost two decades--helped spur the market in late 2003 and the early part of this year. The Wilshire 5000 Index reached a 32-month high on February 11.
Optimism faded in March and April as inflation showed signs of reviving, terrorist attacks undermined confidence and tightening petroleum supplies pushed
U.S. gasoline prices, unadjusted for inflation, to all-time highs.

Still, for the six-month period, every major index tracked by the Frank Russell
Company, regardless of investment style or market capitalization, advanced.
Based on a comparison of indices, large- cap stocks advanced at a slightly faster rate than small-cap companies during the period.

EmVee's highly automated system attempts to identify companies whose share price patterns suggest that they may either rise or fall, an approach commonly referred to as technical analysis. This process led the managers to purchase stock in a number of health care, consumer discretionary and basic materials companies, which produced the vast majority of EmVee's contributions.

HEALTH CARE STOCKS LED THE WAY

Health care stocks, which represented on average about one fifth of the portfolio, contributed the most to performance, led by health care equipment makers. Urologix, which manufactures medical products for the treatment of urological disorders, rose after announcing increased sales, a higher outlook and its first quarterly profit. It was the portfolio's biggest contributor.
First Horizon, a marketer of brand name prescription drugs such as Mescolor and
Zebutal, also contributed.

TOP TEN HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/04              11/30/03
--------------------------------------------------------------------------------
Urologix Inc.                             4.9%                  2.4%
--------------------------------------------------------------------------------
Array Biopharma Inc.                      3.5%                  1.7%
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc.                        3.4%                   --
--------------------------------------------------------------------------------
Graphic Packaging Corp.                   3.3%                   --
--------------------------------------------------------------------------------
Enzon
Pharmaceuticals, Inc.                     3.2%                   --
--------------------------------------------------------------------------------
Macromedia, Inc.                          3.2%                   --
--------------------------------------------------------------------------------
J. Jill Group, Inc. (The)                 3.2%                   --
--------------------------------------------------------------------------------
Identix Inc.                              3.1%                   --
--------------------------------------------------------------------------------
Immunomedics Inc.                         3.0%                   --
--------------------------------------------------------------------------------
Myriad Genetics Inc.                      3.0%                   --
--------------------------------------------------------------------------------

*From August 31, 2003, the date nearest the fund's inception
 for which data are available.                                       (continued)

------
3

EmVee - Portfolio Commentary

Biotechnology stocks, the portfolio's largest industry group, also aided performance, but progress was restrained by Avigen, which announced that it was discontinuing the development of its hemophilia gene therapy program.

Consumer discretionary stocks contributed strongly, led by auto components maker
Visteon, which raised its outlook for the year based on increasing revenues from non-Ford Motor customers. Multiline retail, Internet and catalog retail also contributed.

Materials added to performance, led by AK Steel, which manufactures steel for automakers and industrial machine makers. Graphic Packaging, a maker of folded carton packages for the beverage and food industries, also gained.

INFORMATION TECHNOLOGY AND FINANCIALS DETRACTED

Several sector stakes detracted, however. EmVee's largest stake on average during the period, information technology, was also its biggest detractor. This area represented on average about 30% of the portfolio, and it was hurt most by electronic equipment makers and Internet software companies. Nissho Electronics, which imports and markets computers and peripherals, declined after lowering its sales forecasts. I-Many, which sells Internet software to distributors of health care products, dropped after it said it was looking for a new independent auditor to replace one that had raised issues concerning the software maker's formal contract review procedures. Though some of the portfolio's semiconductor stocks contributed during the period, several did not, including Micrel, which makes integrated circuits used in communications and computer products.

Financial stocks detracted as well, led downward by British insurer Royal & Sun
Alliance, which slumped after reporting disappointing quarterly profits. The portfolio's thrifts and real estate stocks slipped also.

Despite gains by electric equipment and building products manufacturers, the portfolio's holdings in the industrial sector detracted, too. Machinery and commercial services stocks were the biggest drag on performance. Milacron, a manufacturer of plastics-molding equipment for the automotive and medical industries, was the portfolio's biggest detractor.

As the year progresses, we will continue to apply our disciplined approach. We believe this strategy enables us to position the fund to benefit from the market's best investment opportunities.

TOP FIVE INDUSTRIES AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/04              11/30/03
--------------------------------------------------------------------------------
Biotechnology                            15.0%                  7.6%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                9.7%                  5.1%
--------------------------------------------------------------------------------
Software                                  7.8%                  8.8%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             6.8%                  5.7%
--------------------------------------------------------------------------------
Specialty Retail                          6.1%                   --
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        5/31/04              11/30/03
--------------------------------------------------------------------------------
Common Stocks                            98.3%                100.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.7%                  0.0%
--------------------------------------------------------------------------------

------
4

EmVee - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.3%

AUTO COMPONENTS -- 1.7%
--------------------------------------------------------------------------------
     8,930   Visteon Corp.                                          $   97,873
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 15.0%
--------------------------------------------------------------------------------
    20,946   Array Biopharma Inc.(1)                                   198,567
--------------------------------------------------------------------------------
    12,965   Enzon Pharmaceuticals, Inc.(1)                            186,307
--------------------------------------------------------------------------------
    28,752   Immunomedics Inc.(1)                                      174,237
--------------------------------------------------------------------------------
    13,621   Maxygen(1)                                                136,755
--------------------------------------------------------------------------------
    10,274   Myriad Genetics Inc.(1)                                   170,446
--------------------------------------------------------------------------------
                                                                       866,312
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
     1,850   NCI Building Systems Inc.(1)                               53,780
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.6%
--------------------------------------------------------------------------------
     2,475   Zions Bancorporation                                      151,718
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
     2,031   Deluxe Corp.                                               86,967
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
     6,957   Motorola, Inc.                                            137,540
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.6%
--------------------------------------------------------------------------------
     7,170   PalmOne Inc.(1)                                           152,219
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 3.3%
--------------------------------------------------------------------------------
    29,208   Graphic Packaging Corp.(1)                                188,684
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.9%
--------------------------------------------------------------------------------
    13,281   Energy Conversion Devices Inc.(1)                         166,411
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 6.8%
--------------------------------------------------------------------------------
     5,404   FARO Technologies, Inc.(1)                                144,503
--------------------------------------------------------------------------------
    24,542   Identix Inc.(1)                                           177,930
--------------------------------------------------------------------------------
    11,000   Japan Business
             Computer Co. Ltd. ORD                                      69,648
--------------------------------------------------------------------------------
                                                                       392,081
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.4%
--------------------------------------------------------------------------------
     9,762   Lone Star Technologies, Inc.(1)                           196,411
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.9%
--------------------------------------------------------------------------------
    10,300   Rock Field Co. Ltd. ORD                                   164,908
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 9.7%
--------------------------------------------------------------------------------
    14,398   Cholestech Corp.(1)                                       137,501
--------------------------------------------------------------------------------
     9,500   Thoratec Corp.(1)                                         138,605
--------------------------------------------------------------------------------
    19,888   Urologix Inc.(1)                                          279,425
--------------------------------------------------------------------------------
                                                                       555,531
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.7%
--------------------------------------------------------------------------------
     6,500   Origin Toshu Co. Ltd. ORD                                 102,594
--------------------------------------------------------------------------------
     7,783   Six Flags, Inc.(1)                                         54,481
--------------------------------------------------------------------------------
                                                                       157,075
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 3.2%
--------------------------------------------------------------------------------
     8,942   J. Jill Group, Inc. (The)(1)                           $  182,685
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 5.0%
--------------------------------------------------------------------------------
    32,500   Homestore Inc.(1)                                         135,525
--------------------------------------------------------------------------------
    64,387   Looksmart, Ltd.(1)                                        150,666
--------------------------------------------------------------------------------
                                                                       286,191
--------------------------------------------------------------------------------

IT SERVICES -- 2.7%
--------------------------------------------------------------------------------
    12,000   Information Services
             International-Dentsu Ltd. ORD                             155,116
--------------------------------------------------------------------------------

MEDIA -- 1.2%
--------------------------------------------------------------------------------
     2,856   PanAmSat Corp.(1)                                          66,345
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.1%
--------------------------------------------------------------------------------
     3,341   J.C. Penney Co. Inc.
             Holding Company                                           119,541
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
     5,100   Aderans Co. Ltd. ORD                                      106,636
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.3%
--------------------------------------------------------------------------------
     9,225   First Horizon
             Pharmaceutical Corporation(1)                             163,513
--------------------------------------------------------------------------------
     3,343   GlaxoSmithKline plc ADR                                   141,910
--------------------------------------------------------------------------------
                                                                       305,423
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 4.6%
--------------------------------------------------------------------------------
     9,043   California Micro
             Devices Corporation(1)                                    121,719
--------------------------------------------------------------------------------
     2,783   Maxim Integrated Products, Inc.                           141,460
--------------------------------------------------------------------------------
                                                                       263,179
--------------------------------------------------------------------------------

SOFTWARE -- 7.8%
--------------------------------------------------------------------------------
     3,851   Kronos Inc.(1)                                            159,739
--------------------------------------------------------------------------------
     7,141   Macromedia, Inc.(1)                                       185,667
--------------------------------------------------------------------------------
    18,000   Sorun Corp. ORD                                           105,152
--------------------------------------------------------------------------------
                                                                       450,558
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 6.1%
--------------------------------------------------------------------------------
    14,600   Culture Convenience
             Club Co. Ltd. ORD                                         155,615
--------------------------------------------------------------------------------
     4,200   Kohnan Shoji Co. Ltd. ORD                                  80,579
--------------------------------------------------------------------------------
    17,000   Restoration Hardware Inc.(1)                              114,070
--------------------------------------------------------------------------------
                                                                       350,264
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $4,883,092)                                                    5,653,448
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.7%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in a
joint trading account at 0.94%, dated 5/28/04,
due 6/1/04 (Delivery value $100,010)
(Cost $100,000)                                                        100,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $4,983,092)                                                   $5,753,448
================================================================================

See Notes to Financial Statements.                                   (continued)

------
5

EmVee - Schedule of Investments

MAY 31, 2004 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

  Contracts to Sell     Settlement Date          Value       Unrealized Loss
--------------------------------------------------------------------------------
   75,009,550  JPY          6/30/04            $681,003         $(7,426)
                                           =====================================

(Value on Settlement Date $673,577)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

JPY = Japanese Yen

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $4,983,092)                $5,753,448
------------------------------------------------------------------
Cash                                                                   426,464
------------------------------------------------------------------
Receivable for investments sold                                         61,216
------------------------------------------------------------------
Dividends and interest receivable                                        4,375
--------------------------------------------------------------------------------
                                                                     6,245,503
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      302,671
------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                  7,426
------------------------------------------------------------------
Accrued management fees                                                  7,238
--------------------------------------------------------------------------------
                                                                       317,335
--------------------------------------------------------------------------------

NET ASSETS                                                          $5,928,168
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          50,000,000
================================================================================
Outstanding                                                            483,886
================================================================================

NET ASSET VALUE PER SHARE                                               $12.25
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $5,774,494
------------------------------------------------------------------
Net investment loss                                                    (26,137)
------------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                     (583,069)
------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currency                          762,880
--------------------------------------------------------------------------------
                                                                    $5,928,168
================================================================================

See Notes to Financial Statements.

------
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $205)                    $   8,410
------------------------------------------------------------------
Interest                                                                 1,324
--------------------------------------------------------------------------------
                                                                         9,734
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------------
Management fees                                                         35,555
------------------------------------------------------------------
Directors' fees and expenses                                                27
------------------------------------------------------------------
Other expenses                                                             289
--------------------------------------------------------------------------------
                                                                        35,871
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (26,137)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------------------------------
Investment transactions                                               (590,937)
------------------------------------------------------------------
Foreign currency transactions                                           37,013
--------------------------------------------------------------------------------
                                                                      (553,924)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
------------------------------------------------------------------
Investments                                                            477,404
------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies             (7,476)
--------------------------------------------------------------------------------
                                                                       469,928
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                       (83,996)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(110,133)
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2003(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                    2004          2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                   $  (26,137)   $   (4,472)
----------------------------------------------------
Net realized loss                                       (553,924)      (29,145)
----------------------------------------------------
Change in net unrealized appreciation                    469,928       292,952
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                               (110,133)      259,335
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                              4,066,419     2,005,567
----------------------------------------------------
Payments for shares redeemed(2)                         (293,020)           --
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                        3,773,399     2,005,567
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             3,663,266     2,264,902

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                    2,264,902            --
--------------------------------------------------------------------------------
End of period                                         $5,928,168    $2,264,902
================================================================================

Net investment loss                                     $(26,137)           --
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                     314,475       193,407
----------------------------------------------------
Redeemed                                                 (23,996)           --
--------------------------------------------------------------------------------
Net increase in shares of the fund                       290,479       193,407
================================================================================

(1) August 29, 2003 (inception) to November 30, 2003.

(2) Net of redemption fees of $5,467 and $-, respectively.

See Notes to Financial Statements.

------
9

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. EmVee Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of companies of any size, industry type or geographic location, whose share price patterns suggest to the manager that their stocks may increase in value.
The fund incepted on August 29, 2003. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
10

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. This redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                                                1.50%
--------------------------------------------------------------------------------
Next $500 million                                                 1.45%
--------------------------------------------------------------------------------
Over $1 billion                                                   1.40%
--------------------------------------------------------------------------------

For the six months ended May 31, 2004, the effective annual management fee was
1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation. On August 29, 2003, ACIM purchased 100,000 shares to seed operations of the fund. ACIM owned approximately 21% of the fund as of May 31,
2004. In addition, an interested director, who is also a portfolio manager of the fund, owned approximately 9% of the fund as of May 31, 2004.

During the six months ended May 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
11

Notes to Financial Statements

MAY 31, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2004, were $8,463,154 and $4,906,954, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended May 31, 2004.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $4,983,113
================================================================================
Gross tax appreciation of investments                               $832,192
----------------------------------------------------------
Gross tax depreciation of investments                                (61,857)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $770,335
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of November 30, 2003:

--------------------------------------------------------------------------------
Accumulated capital losses                                          $(25,707)
--------------------------------------------------------------------------------
Capital loss deferral                                                $(3,417)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryover of $25,707 expires in 2011.

The capital loss deferrals represent net capital losses incurred in the one-month period ended November 30, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
12

EmVee - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                           2004(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.71      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Loss(3)                                    (0.07)      (0.02)
------------------------------------------------------
  Net Realized and Unrealized Gain                           0.60        1.73
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.53        1.71
--------------------------------------------------------------------------------
Redemption Fees                                              0.01        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $12.25      $11.71
================================================================================
  TOTAL RETURN(4)                                            4.61%      17.10%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.51%(5)     1.50%(5)
------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets      (1.10)%(5)   (1.05)%(5)
------------------------------------------------------
Portfolio Turnover Rate                                       109%          16%
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $5,928       $2,265
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2004 (unaudited).

(2) August 29, 2003 (inception) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
13

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
14

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

------
15

Notes

------
16

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0407                             American Century Investment Services, Inc.
SH-SAN-38592N                    (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Strategic Asset Allocations, Inc.

      /s/ William M. Lyons
By:   ---------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: August 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

      /s/ William M. Lyons
By:   ---------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: August 6, 2004

      /s/ Maryanne L. Roepke
By:   --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: August 6, 2004